SEC File Nos. 002-10758

811-00066

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 136

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 75

AMERICAN BALANCED FUND

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2025, pursuant to paragraph (b) of Rule 485.

American Balanced Fund® Prospectus March 1, 2025

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ABALX	BALCX	TABFX	BALFX	AMBFX	AFMBX	CLBAX	CLBCX	CLBEX	TAFBX	CLBFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FBAFX	FBONX	RLBAX	RLBBX	RAMHX	RLBCX	RLBEX	RLEFX	RLBFX	RLBGX

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	3
Principal risks	3
Investment results	6
Management	8
Purchase and sale of fund shares	8
Tax information	8
Payments to broker-dealers and other financial intermediaries	8
Investment objectives, strategies and risks	9
Management and organization	16
Shareholder information	19
Purchase, exchange and sale of shares	20
How to sell shares	26
Distributions and taxes	30
Choosing a share class	31
Sales charges	33
Sales charge reductions and waivers	37
Rollovers from retirement plans to IRAs	45
Plans of distribution	46
Other compensation to dealers	47
Fund expenses	49
Financial highlights	51
Appendix	57

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 37 of the prospectus and on page 87 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.10	0.10	0.09	0.15	0.14	0.04	0.14
Total annual fund operating expenses	0.56	1.31	0.55	0.61	0.35	0.25	0.58

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.25	none	none	0.99
Other expenses	0.15	0.12	0.14	0.21	0.13	0.09	0.11
Total annual fund operating expenses	1.35	0.83	0.60	0.67	0.34	0.30	1.31

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.36	0.23	0.18	0.13	0.18	0.08	0.04
Total annual fund operating expenses	1.32	1.04	0.89	0.59	0.39	0.29	0.25

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

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Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$629	$233	$305	$62	$36	$26	$407	$237	$85	$310	$68	$35	$31	$133
3 years	744	415	422	195	113	80	529	428	265	437	214	109	97	415
5 years	870	718	550	340	197	141	662	739	460	576	373	191	169	718
10 years	1,236	1,372	922	762	443	318	1,050	1,127	1,025	981	835	431	381	1,579

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$106	$91	$60	$40	$30	$26		1 year	$133	$137
3 years	418	331	284	189	125	93	80		3 years	415	428
5 years	723	574	493	329	219	163	141		5 years	718	739
10 years	1,590	1,271	1,096	738	493	368	318		10 years	1,372	1,127

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 131% of the average value of its portfolio.

American Balanced Fund / Prospectus     2

Principal investment strategies The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor

3     American Balanced Fund / Prospectus

management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current

American Balanced Fund / Prospectus     4

market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization,

5     American Balanced Fund / Prospectus

currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

American Balanced Fund / Prospectus     6

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/5/2008	15.20%	8.36%	8.36%	8.67%
− After taxes on distributions		13.10	7.16	7.05	N/A
− After taxes on distributions and sale of fund shares		10.15	6.36	6.42	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	7/26/1975	8.35%	6.85%	7.50%	10.23%
C	3/15/2001	13.08	7.32	7.47	7.33
F-1	3/15/2001	14.87	8.07	8.07	7.58
F-3	1/27/2017	15.32	8.47	N/A	9.02
529-A (with maximum sales charge)	2/15/2002	10.88	7.32	7.69	7.41
529-C	2/19/2002	13.05	7.27	7.67	7.44
529-E	3/5/2002	14.62	7.84	7.82	7.17
529-F-1	9/17/2002	15.09	8.28	8.29	8.39
529-F-2	10/30/2020	15.20	N/A	N/A	9.76
529-F-3	10/30/2020	15.25	N/A	N/A	9.81
R-1	5/29/2002	14.06	7.31	7.30	6.79
R-2	5/21/2002	14.08	7.30	7.31	6.78
R-2E	8/29/2014	14.39	7.61	7.65	7.61
R-3	6/4/2002	14.57	7.77	7.77	7.35
R-4	6/21/2002	14.91	8.09	8.09	7.81
R-5E	11/20/2015	15.11	8.31	N/A	8.78
R-5	5/15/2002	15.26	8.42	8.42	7.87
R-6	5/1/2009	15.30	8.47	8.47	10.74

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	11.90%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.04	8.67	8.52	8.48
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	2.79
Class F-2 annualized 30-day yield at December 31, 2024: 2.43% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax

7     American Balanced Fund / Prospectus

returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Hilda L. Applbaum Senior Vice President and Trustee	26 years	Partner – Capital World Investors
Pramod Atluri Senior Vice President	7 years	Partner – Capital Fixed Income Investors
Paul Benjamin Co-President	11 years	Partner – Capital World Investors
Alan N. Berro Senior Vice President	19 years	Partner – Capital World Investors
Mark L. Casey Senior Vice President	5 years	Partner – Capital International Investors
Mathews Cherian Senior Vice President	4 years	Partner – Capital World Investors
Irfan M. Furniturewala Co-President	1 year	Partner – Capital International Investors
Jin Lee Senior Vice President	7 years	Partner – Capital World Investors
Chitrang Purani Vice President	2 years	Vice President – Capital Fixed Income Investors
John R. Queen Co-President	9 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Alan J. Wilson Senior Vice President	9 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Investment objectives, strategies and risks The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ prior written notice to shareholders. The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities outside the United States. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Normally, the fund will maintain at least 50% of the value of its assets in common stocks, most of which have a history of paying dividends, and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the

9     American Balanced Fund / Prospectus

investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible

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bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased

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risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of debt securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, certain of the fund’s debt securities may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities — Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users.

13     American Balanced Fund / Prospectus

These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

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Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s Form N-CSR for the fiscal year ended December 31, 2024.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

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The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s fixed income portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Hilda L. Applbaum	Investment professional for 42 years in total; 30 years with Capital Research and Management Company or affiliate	26 years (plus 1 year of prior experience as an investment analyst for the fund)	Serves as an equity/fixed income portfolio manager
Pramod Atluri	Investment professional for 21 years in total; 9 years with Capital Research and Management Company or affiliate	7 years	Serves as a fixed income portfolio manager
Paul Benjamin	Investment professional for 20 years, all with Capital Research and Management Company or affiliate	11 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as an equity/fixed income portfolio manager
Alan N. Berro	Investment professional for 39 years in total; 34 years with Capital Research and Management Company or affiliate	19 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Mark L. Casey	Investment professional for 25 years, all with Capital Research and Management Company or affiliate	5 years (plus 17 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager

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Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Mathews Cherian	Investment professional for 28 years in total; 21 years with Capital Research and Management Company or affiliate	4 years (plus 16 years of prior experience as an investment analyst for the fund)	Serves as an equity portfolio manager
Irfan M. Furniturewala	Investment professional for 24 years, all with Capital Research and Management Company or affiliate	1 year	Serves as an equity portfolio manager
Jin Lee	Investment professional for 29 years in total; 28 years with Capital Research and Management Company or affiliate	7 years	Serves as an equity portfolio manager
Chitrang Purani	Investment professional for 21 years in total; 3 years with Capital Research and Management Company or affiliate	2 years	Serves as a fixed income portfolio manager
John R. Queen	Investment professional for 35 years in total; 23 years with Capital Research and Management Company or affiliate	9 years	Serves as a fixed income portfolio manager
Ritchie Tuazon	Investment professional for 25 years in total; 14 years with Capital Research and Management Company or affiliate	5 years	Serves as a fixed income portfolio manager
Alan J. Wilson	Investment professional for 34 years, all with Capital Research and Management Company or affiliate	9 years	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

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Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ prior written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your identity or such other person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEP plans, SIMPLE IRA plans and CollegeAmerica accounts.

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Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

21     American Balanced Fund / Prospectus

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

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Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies and collective investment trusts approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are generally not available for purchase to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value,

23     American Balanced Fund / Prospectus

may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at net asset value. See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

American Balanced Fund / Prospectus     24

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

25     American Balanced Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $250,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

· Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

· Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to

American Balanced Fund / Prospectus     26

reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital

27     American Balanced Fund / Prospectus

Client Group, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied

American Balanced Fund / Prospectus     28

that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

29     American Balanced Fund / Prospectus

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December and June. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

American Balanced Fund / Prospectus     30

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts

31     American Balanced Fund / Prospectus

held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

American Balanced Fund / Prospectus     32

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

33     American Balanced Fund / Prospectus

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and

· Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica® account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with Capital Client Group, Inc. (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person

American Balanced Fund / Prospectus     34

(collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with Capital Client Group, Inc. who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. Capital Client Group, Inc. pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

35     American Balanced Fund / Prospectus

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

American Balanced Fund / Prospectus     36

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

37     American Balanced Fund / Prospectus

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or

American Balanced Fund / Prospectus     38

cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding

39     American Balanced Fund / Prospectus

American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

American Balanced Fund / Prospectus     40

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

41     American Balanced Fund / Prospectus

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

American Balanced Fund / Prospectus     42

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Commonwealth Savers PlanSM (formerly, Virginia529) as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

Purchases of Class 529-A shares through (i) a rollover from another 529 plan or (ii) a recontribution of a refunded qualified education expense are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge. Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales charge paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in

43     American Balanced Fund / Prospectus

cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Rollovers from CollegeAmerica to Roth IRAs Proceeds of a CollegeAmerica plan account may be rolled over in a direct trustee-to-trustee transfer to the plan beneficiary’s Capital Bank and Trust Roth IRA and invested in Class A shares without a sales charge, provided that such rollover is intended to satisfy the requirements of the Internal Revenue Code. If you hold CollegeAmerica or Roth IRA accounts through a financial intermediary its policies may differ.

American Balanced Fund / Prospectus     44

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to IRAs with Capital Bank and Trust Company as custodian if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian;

· rollovers to IRAs with Capital Bank and Trust Company as custodian from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs; and

· rollovers to IRAs with Capital Bank and Trust Company as custodian if at the time of distribution the assets were invested in any fund or account with a name that includes American Funds, Capital Group, or the name of a fund managed by the investment adviser or its affiliates and such fund or account was established pursuant to an agreement with the investment adviser or its affiliates.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

45     American Balanced Fund / Prospectus

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

American Balanced Fund / Prospectus     46

Other compensation to dealers Capital Client Group, Inc., at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of Capital Client Group, Inc., to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct Capital Client Group, Inc. to exclude additional assets. In addition to the asset-based payment, Capital Client Group, Inc. provides $5 million to certain firms based on their engagement with Capital Client Group, Inc. and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with Capital Client Group, Inc. on achieving advisor training and education objectives. In 2024, Capital Client Group, Inc. paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

Capital Client Group, Inc. compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities;

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate Capital Client Group, Inc.’s training and education activities; and

· make the American Funds available through firm distribution platforms and related sales infrastructure.

Capital Client Group, Inc. will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide Capital Client Group, Inc. broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

47     American Balanced Fund / Prospectus

Separately, Capital Client Group, Inc. has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts as a fiduciary and Class R shares). Firms may direct Capital Client Group, Inc. to exclude additional assets.

In addition to compensation through the formulas described above, Capital Client Group, Inc. makes payments to certain financial intermediaries for client account maintenance support, statement preparation, and transaction processing. These payments are based on the average daily net asset value of fund shares held by the intermediary and are in addition to any amounts paid by the fund.

Capital Client Group, Inc. also provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), operational improvements, support for transaction fees, technology enhancements and specific training, education and marketing opportunities. The largest payments by Capital Client Group, Inc. in 2024 for these services are listed below. In addition to the payments listed below, Capital Client Group, Inc. made payments to other firms, and in no case did any such payment exceed $100,000.

Charles Schwab	$4,900,000
Fidelity Investments	$2,544,500
LPL Financial LLC	$2,600,000
Morgan Stanley Wealth Management	$1,100,000
UBS Financial Services Inc.	$500,000
Wells Fargo Advisors	$450,000

Capital Client Group, Inc. also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

Capital Client Group, Inc. pays the recordkeepers listed below up to $2 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Ascensus Empower (Great West Life & Annuity Insurance Company)	Nationwide Principal
John Hancock	Transamerica Voya

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

American Balanced Fund / Prospectus     48

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

49     American Balanced Fund / Prospectus

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Commonwealth Savers Plan For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

American Balanced Fund / Prospectus     50

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Class A:
12/31/2024	$31.99	$.77	$4.05	$4.82	$(.72)	$(1.75)	$(2.47)	$34.34	14.95%	$109,637.56%				2.24%
12/31/2023	28.76	.72	3.27	3.99	(.76)	—	(.76)	31.99	14.01	98,985.57				2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49)	(.18)	(.67)	28.76	(12.11)	90,861.56				2.13
12/31/2021	30.20	.49	4.22	4.71	(.40)	(1.04)	(1.44)	33.47	15.77	105,787.56				1.50
12/31/2020	28.50	.48	2.53	3.01	(.40)	(.91)	(1.31)	30.20	10.85	88,070.58				1.68
Class C:
12/31/2024	31.74	.51	4.02	4.53	(.46)	(1.75)	(2.21)	34.06	14.08	8,080		1.31		1.49
12/31/2023	28.55	.48	3.24	3.72	(.53)	—	(.53)	31.74	13.12	8,391		1.32		1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.55	(12.75)	8,825		1.31		1.37
12/31/2021	29.99	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.22	14.88	11,401		1.31		.75
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05	10,254		1.32		.95
Class T:
12/31/2024	31.99	.86	4.04	4.90	(.81)	(1.75)	(2.56)	34.33	15.21 [4]	—	[5]	.30	[4]	2.49	[4]
12/31/2023	28.76	.80	3.27	4.07	(.84)	—	(.84)	31.99	14.33 [4]	—	[5]	.29	[4]	2.66	[4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56)	(.18)	(.74)	28.76	(11.91)[4]	—	[5]	.31	[4]	2.38	[4]
12/31/2021	30.20	.56	4.24	4.80	(.48)	(1.04)	(1.52)	33.48	16.08 [4]	—	[5]	.32	[4]	1.74	[4]
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15 [4]	—	[5]	.33	[4]	1.94	[4]

51 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class F-1:
12/31/2024	$31.96	$.75	$4.04	$4.79	$(.70)	$(1.75)	$(2.45)	$34.30	14.87%	$4,120.61%		2.18%
12/31/2023	28.73	.70	3.27	3.97	(.74)	—	(.74)	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47)	(.18)	(.65)	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82	5,468.62		1.65
Class F-2:
12/31/2024	31.96	.84	4.05	4.89	(.79)	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82)	—	(.82)	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55)	(.18)	(.73)	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47)	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07	19,917.36		1.89
Class F-3:
12/31/2024	31.97	.88	4.05	4.93	(.83)	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85)	—	(.85)	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58)	(.18)	(.76)	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19	7,602.26		1.99
Class 529-A:
12/31/2024	31.92	.76	4.04	4.80	(.71)	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74)	—	(.74)	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47)	(.18)	(.65)	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39)	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79	5,163.62		1.64
Class 529-C:
12/31/2024	31.97	.50	4.04	4.54	(.44)	(1.75)	(2.19)	34.32	14.05	251	1.35	1.44
12/31/2023	28.74	.47	3.27	3.74	(.51)	—	(.51)	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24)	(.18)	(.42)	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14)	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
12/31/2020	28.46	.27	2.52	2.79	(.17)	(.91)	(1.08)	30.17	9.98	405	1.36	.97

American Balanced Fund / Prospectus 52

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Class 529-E:
12/31/2024	$31.91	$.67	$4.04	$4.71	$(.63)	$(1.75)	$(2.38)	$34.24	14.62%		$177.83%				1.96%
12/31/2023	28.69	.63	3.26	3.89	(.67)	—	(.67)	31.91	13.70		171.84				2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40)	(.18)	(.58)	28.69	(12.35)		167.84				1.85
12/31/2021	30.13	.39	4.22	4.61	(.31)	(1.04)	(1.35)	33.39	15.46		207.83				1.22
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58		195.84				1.42
Class 529-T:
12/31/2024	31.99	.84	4.05	4.89	(.79)	(1.75)	(2.54)	34.34	15.17	[4]	—	[5]	.36	[4]	2.43	[4]
12/31/2023	28.76	.78	3.27	4.05	(.82)	—	(.82)	31.99	14.25	[4]	—	[5]	.36	[4]	2.60	[4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)[4]		—	[5]	.35	[4]	2.35	[4]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.97	[4]	—	[5]	.38	[4]	1.69	[4]
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10	[4]	—	[5]	.37	[4]	1.89	[4]
Class 529-F-1:
12/31/2024	31.88	.81	4.04	4.85	(.77)	(1.75)	(2.52)	34.21	15.09	[4]	—	[5]	.42	[4]	2.37	[4]
12/31/2023	28.67	.75	3.26	4.01	(.80)	—	(.80)	31.88	14.15	[4]	—	[5]	.44	[4]	2.51	[4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52)	(.18)	(.70)	28.67	(12.01)[4]		—	[5]	.43	[4]	2.27	[4]
12/31/2021	30.11	.53	4.21	4.74	(.44)	(1.04)	(1.48)	33.37	15.93	[4]	—	[5]	.43	[4]	1.63	[4]
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07	[4]	—	[5]	.38	[4]	1.88	[4]
Class 529-F-2:
12/31/2024	31.99	.85	4.04	4.89	(.80)	(1.75)	(2.55)	34.33	15.20		572.34				2.45
12/31/2023	28.76	.79	3.27	4.06	(.83)	—	(.83)	31.99	14.24		467.34				2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)		400.35				2.35
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.99		444.36				1.70
12/31/2020[6,7]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67	[8]	336.06			[8]	.32	[8]
Class 529-F-3:
12/31/2024	31.98	.86	4.05	4.91	(.81)	(1.75)	(2.56)	34.33	15.25		2.30				2.48
12/31/2023	28.75	.79	3.27	4.06	(.83)	—	(.83)	31.98	14.31		1.31				2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.75	(11.89)		1.31				2.39
12/31/2021	30.19	.57	4.22	4.79	(.48)	(1.04)	(1.52)	33.46	16.06		1.31				1.75
12/31/2020[6,7]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66	[8]	1.05			[8]	.35	[8]

53 American Balanced Fund / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-1:
12/31/2024	$31.71	$.50	$4.01	$4.51	$(.46)	$(1.75)	$(2.21)	$34.01	14.06%	$206	1.32%	1.47%
12/31/2023	28.52	.48	3.24	3.72	(.53)	—	(.53)	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03	157	1.33	.93
Class R-2:
12/31/2024	31.74	.50	4.02	4.52	(.46)	(1.75)	(2.21)	34.05	14.08	1,147	1.32	1.47
12/31/2023	28.55	.48	3.24	3.72	(.53)	—	(.53)	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25)	(.18)	(.43)	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15)	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19)	(.91)	(1.10)	29.99	10.03	1,201	1.34	.93
Class R-2E:
12/31/2024	31.83	.60	4.03	4.63	(.56)	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61)	—	(.61)	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33)	(.18)	(.51)	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24)	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05	1.21
Class R-3:
12/31/2024	31.79	.65	4.03	4.68	(.61)	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66)	—	(.66)	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38)	(.18)	(.56)	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29)	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910.90		1.36
Class R-4:
12/31/2024	31.93	.76	4.04	4.80	(.71)	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75)	—	(.75)	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47)	(.18)	(.65)	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666.60		1.66

American Balanced Fund / Prospectus 54

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-5E:
12/31/2024	$31.96	$.82	$4.05	$4.87	$(.78)	$(1.75)	$(2.53)	$34.30	15.11%	$617.40%		2.40%
12/31/2023	28.73	.77	3.27	4.04	(.81)	—	(.81)	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53)	(.18)	(.71)	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45)	(1.04)	(1.49)	33.44	15.97	682.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583.40		1.86
Class R-5:
12/31/2024	32.03	.86	4.06	4.92	(.81)	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84)	—	(.84)	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48)	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623.30		1.96
Class R-6:
12/31/2024	32.00	.88	4.05	4.93	(.83)	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85)	—	(.85)	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58)	(.18)	(.76)	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488.26		2.00

55 American Balanced Fund / Prospectus

	Year ended December 31,
Portfolio turnover rate for all share classes[9]	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	44%	42%	52%	53%[10]	65%
Including mortgage dollar roll transactions	131%	171%	157%	158%[10]	176%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 Based on operations for a period that is less than a full year.

7 Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

8 Not annualized.

9 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

10 Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

American Balanced Fund / Prospectus 56

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

· Transaction size breakpoints, as described in this prospectus or the SAI

· Rights of accumulation (ROA), as described in this prospectus or the SAI

· Letter of intent, as described in this prospectus or the SAI

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

· Shares purchased by employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs

· Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus

57     American Balanced Fund / Prospectus

elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges

· Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

· Redemptions due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

· Redemptions made in connection with a return of excess contributions from an IRA account

· Shares purchased through a Right of Reinstatement (as defined above)

· Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (“D.A. Davidson”)

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

American Balanced Fund / Prospectus     58

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such

59     American Balanced Fund / Prospectus

circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”).  If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures

American Balanced Fund / Prospectus     60

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement“):

— The redemption and repurchase occur in the same account

— The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions

· Purchases of Class 529-A shares made for recontribution of refunded amounts

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

61     American Balanced Fund / Prospectus

· Initial purchase minimum: $250

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

American Balanced Fund / Prospectus     62

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

Effective September 29, 2023, if you purchase or hold fund shares through an applicable JP Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or statement of additional information.

Front-end sales charge waivers on Class A shares available at JP Morgan Securities LLC

· Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to JP Morgan Securities LLC’s policies relating to sales load discounts and waivers

· Shares purchased through rights of reinstatement

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of JP Morgan Securities LLC or its affiliates and their spouse or financial dependent

Class C to Class A share conversion

63     American Balanced Fund / Prospectus

· A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with JP Morgan Securities LLC’s policies and procedures

JP Morgan Securities LLC Class R-4 share employer-sponsored retirement plan eligibility

· Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts

CDSC waivers on Class A and Class C shares available at JP Morgan Securities LLC

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares purchased in connection with a return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end load discounts available at JP Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

· Breakpoints as described in the prospectus

· Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at JP Morgan Securities LLC. Eligible fund family assets not held at JP Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

· Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through JP Morgan Securities LLC, over a 13-month period of time (if applicable)

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

American Balanced Fund / Prospectus     64

Additional information on waivers and discounts is available in the Merrill Lynch Sales Load Waiver and Discounts Supplement (the “Merrill Lynch SLWD Supplement") and in the Mutual Fund Investing at Merrill Lynch pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end load waivers available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased through a Merrill Lynch investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

· Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

· Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill Lynch SLWD Supplement

· Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Lynch Household (as defined in the Merrill Lynch SLWD Supplement)

· Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

· Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) waivers on front-end, back-end, and level load shares available at Merrill Lynch

· Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

· Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill Lynch SLWD Supplement

· Shares sold due to return of excess contributions from an IRA account

65     American Balanced Fund / Prospectus

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations

· Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation & letters of intent

· Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill Lynch SLWD Supplement

· Rights of Accumulation (ROA), as described in the Merrill Lynch SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Lynch Household

· Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Lynch Household, as further described in the Merrill Lynch SLWD Supplement

CollegeAmerica accounts

If clients establish or hold their CollegeAmerica 529 Plan (Plan) accounts on the Merrill Lynch omnibus platform, the features and policies related to share class sales charges (including contingent deferred sales charges (CDSC), if any), share class sales charge waivers or discounts, letters of intent (LOI) and reinstatement privileges, and Class 529-C share conversion period will be different than referenced in this document and will be governed by the Merrill Lynch 529 Account Unit Class Disclosure and Terms and Conditions (T&Cs) provided to clients by Merrill Lynch prior to establishing their Plan account.

Except as described in this Merrill Lynch specific section of this document and the T&Cs, Merrill Lynch does not offer any initial sales charge discounts, CDSC waivers, LOI or reinstatement privileges in the 529 plans offered on the Merrill Lynch omnibus platform (the “529 Discounts, Waivers and Privileges”). To receive the 529 Discounts, Waivers, and Privileges not offered by Merrill Lynch, clients will have to invest in the Plan directly or through another intermediary.

Before investing in the Plan through Merrill Lynch, clients should consider the potential benefits and importance to them of such 529 Discounts, Waivers, and Privileges.

For additional information on the Discounts, Waivers, and Privileges and Merrill Lynch’s policies, clients are encouraged to contact their financial advisor or refer to the T&C.

If clients establish or hold their Plan accounts on the Merrill Lynch omnibus platform, then the share class (described as unit class in the T&Cs) their account will purchase will generally be based on their eligible assets or meeting other eligibility criteria as set forth in the T&Cs. The Plan offered by Merrill Lynch on its omnibus platform will have two share classes – Class 529-A share and Class 529-C share–each with its own fee and expense structure. Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined at the time of the contribution based on the participant’s eligible assets and/or meeting other

American Balanced Fund / Prospectus     66

eligibility criteria. Clients will not be able to select the share class. Among other things, Class 529-C shares will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase. If the Plan permits Class 529-C shares’ conversion sooner than four years, such earlier conversion date will automatically apply.

For additional information, clients are encouraged to contact their financial advisor or refer to the T&Cs.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Morgan Stanley Class A share front-end sales charge waiver

Morgan Stanley clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley’s share class conversion program

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load. This waiver is not available for 529 Plan accounts maintained through Morgan Stanley. Investors wishing to utilize this privilege will need to do so through an account held directly with the Plan or a financial intermediary that supports this feature

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge

Morgan Stanley clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley clients.

Morgan Stanley Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).

67     American Balanced Fund / Prospectus

For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

American Balanced Fund / Prospectus     68

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Classes A and 529-A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

· Purchases of Class 529-A shares through a rollover from another 529 plan

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

69     American Balanced Fund / Prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

· Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

American Balanced Fund / Prospectus     70

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Effective September 27, 2024, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge (“CDSC”) waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

· Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A money market funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

· Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

· Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel

· Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family

71     American Balanced Fund / Prospectus

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement

· Shares from rollovers into Stifel custodied IRA from retirement plans

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529-A shares made for reinvestment of refunded amounts

CDSC Waivers on Class A and C Shares

· Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary

· Shares sold as part of a systematic withdrawal plan not to exceed 12% annually

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

· Shares acquired through a right of reinstatement

· Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

American Balanced Fund / Prospectus     72

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Program description The CollegeAmerica 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-011-0325P Litho in USA CGD/TM/8002 Investment Company File No. 811-00066

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

American Balanced Fund®

Part B
Statement of Additional Information

March 1, 2025

This document is not a prospectus but should be read in conjunction with the current prospectus of American Balanced Fund (the “fund”) dated March 1, 2025. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

American Balanced Fund
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	ABALX	Class 529-A	CLBAX	Class R-1	RLBAX
Class C	BALCX	Class 529-C	CLBCX	Class R-2	RLBBX
Class T	TABFX	Class 529-E	CLBEX	Class R-2E	RAMHX
Class F-1	BALFX	Class 529-T	TAFBX	Class R-3	RLBCX
Class F-2	AMBFX	Class 529-F-1	CLBFX	Class R-4	RLBEX
Class F-3	AFMBX	Class 529-F-2	FBAFX	Class R-5E	RLEFX
		Class 529-F-3	FBONX	Class R-5	RLBFX
				Class R-6	RLBGX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	33
Management of the fund	35
Execution of portfolio transactions	66
Disclosure of portfolio holdings	70
Price of shares	72
Taxes and distributions	75
Purchase and exchange of shares	79
Sales charges	84
Sales charge reductions and waivers	87
Selling shares	92
Shareholder account services and privileges	93
General information	96
Appendix	107

Investment portfolio
Financial statements

American Balanced Fund — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Equity securities

· The fund will invest at least 50% of the value of its assets in common stocks.

Debt instruments

· The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or in unrated securities determined by the investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Investing outside the United States

· The fund may invest up to 20% of its assets in securities outside the United States.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

American Balanced Fund — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

American Balanced Fund — Page 3

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of

American Balanced Fund — Page 4

bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

American Balanced Fund — Page 5

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might

American Balanced Fund — Page 6

relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

American Balanced Fund — Page 7

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form

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of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of

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Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high

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risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

Warrants and rights — Warrants and rights may be acquired by the fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

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Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold

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by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

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Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have

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limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A

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forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

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The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of

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cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Derivatives — In pursuing its investment objective(s), the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having

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had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

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By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

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Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

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Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

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The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps, are entered into on a bilateral

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basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s

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performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of

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deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

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The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

American Balanced Fund — Page 27

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

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Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the fund. As the securities lending agent, JPMorgan administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and JPMorgan. Under

American Balanced Fund — Page 30

the terms of the agreement, JPMorgan is responsible for making available to approved borrowers securities from the fund’s portfolio. JPMorgan is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, JPMorgan receives a portion of the amount earned by the fund for lending securities.

The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s Form N-CSR, which reflects estimated accruals.

Gross income from securities lending activities	$5,451,000
Fees paid to securities lending agent from a revenue split	103,000
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split
Administrative fees not included in the revenue split
Indemnification fees not included in the revenue split
Rebates (paid to borrower)	3,389,000
Other fees not included in the revenue split
Aggregate fees/compensation for securities lending activities	3,492,000
Net income from securities lending activities	1,959,000

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2024 and 2023 were 131% and 171%, respectively. The fund's portfolio turnover rates excluding mortgage dollar roll transactions for the fiscal years ended December 31, 2024 and 2023 were 44% and 42%, respectively. See "Forward commitment, when issued and delayed delivery transactions" above for more information on mortgage dollar rolls. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

Under normal circumstances, the investment adviser anticipates that portfolio turnover for common stocks in the fund’s portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived primarily from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

American Balanced Fund — Page 34

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

American Balanced Fund — Page 35

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Gina F. Adams, 1958 Trustee (2022)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/ logistics company)	5	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Michael C. Camuñez, 1969 Trustee (2019)	President and CEO, Monarch Global Strategies LLC	5	Edison International/ Southern California Edison

· Senior management experience

· Former Special Counsel to the President, The White House

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Corporate board experience

· JD

American Balanced Fund — Page 36

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Trustee (2012)	Former Director, EL & EL Investments (real estate)	29	Edison International/ Southern California Edison; Transocean Ltd. (offshore drilling contractor) Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

Nariman Farvardin, 1956 Trustee (2022)	President, Stevens Institute of Technology	103	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

American Balanced Fund — Page 37

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
William D. Jones, 1955 Trustee Chair of the Board (Independent and Non-Executive) (2008)	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	33	Former director of Sempra Energy (until 2022); Biogen Inc. (until 2023)

· Senior investment and management experience, real estate

· Corporate board experience

· Government service

· Service as a city councilmember and deputy mayor

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

Sharon I. Meers, 1965 Trustee (2021)	Co-Founder and COO, Midi Health, Inc. (a women‘s telehealth company)	7	None

· Service as head of strategic partnerships, ecommerce company

· Experience in investment banking and senior management experience in business development, operations and investment management

· Service on trustee boards for nonprofit organizations

· MA, economics

American Balanced Fund — Page 38

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years	Other relevant experience
Josette Sheeran, 1954 Trustee (2019)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	8	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

Margaret Spellings, 1957 Trustee (2012)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036	103	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

American Balanced Fund — Page 39

Interested trustee(s)5,6

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee during the past five years
Hilda L. Applbaum, 1961 Senior Vice President and Trustee (1999)	Partner – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	4	None

Other officers6

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Paul Benjamin, 1979 Co-President (2014)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*
Irfan M. Furniturewala, 1971 Co-President (2024)	Partner – Capital International Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.*
John R. Queen, 1965 Co-President (2018)

Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Senior Vice President, Capital Group Private Client Services, Inc.*

Donald H. Rolfe, 1972 Principal Executive Officer (2012)	Senior Vice President and Senior Counsel – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President (2014)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President (2019)

Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company

Alan N. Berro, 1960 Senior Vice President (2010)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*; Director, The Capital Group Companies, Inc.*
Mark L. Casey, 1970 Senior Vice President (2020)

Partner – Capital International Investors, Capital Research and Management Company; Partner – Capital International Investors, Capital Bank and Trust Company*; Chairman of the Board, President and Director, Capital Management Services, Inc.*

Mathews Cherian, 1967 Senior Vice President (2024)	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company*
Jin Lee, 1969 Senior Vice President (2023)	Partner – Capital World Investors, Capital Research and Management Company

American Balanced Fund — Page 40

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Richie Tuazon, 1978 Senior Vice President (2020)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
Alan J. Wilson, 1961 Senior Vice President (2019)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Chitrang Purani, 1977 Vice President (2023)	Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary (2018)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer (2016)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2023)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2016)	Senior Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Funds managed by Capital Research and Management Company or its affiliates.

4 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

5 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Balanced Fund — Page 41

Fund shares owned by trustees as of December 31, 2024:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Gina F. Adams	None	Over $100,000	N/A	Over $100,000
Michael C. Camuñez	None	Over $100,000	Over $100,000	Over $100,000
Vanessa C. L. Chang	Over $100,000	Over $100,000	N/A	N/A
Nariman Farvardin	$50,001 – $100,000	Over $100,000	N/A	Over $100,000
William D. Jones	Over $100,000	Over $100,000	N/A	Over $100,000
Sharon I. Meers	None	Over $100,000	N/A	Over $100,000
Josette Sheeran	None	Over $100,000	Over $100,000	Over $100,000
Margaret Spellings	Over $100,000	Over $100,000	Over $100,000	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund

Interested trustees
Hilda L. Applbaum	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2024, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

American Balanced Fund — Page 42

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

American Balanced Fund — Page 43

Trustee compensation earned during the fiscal year ended December 31, 2024:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams[2]	$113,890	$338,000
Michael C. Camuñez[2]	119,948	338,000
Vanessa C. L. Chang	113,890	449,000
Nariman Farvardin[2]	101,169	544,000
William D. Jones[2]	138,122	511,000
Sharon I. Meers[2]	119,948	369,000
Josette Sheeran[2]	95,111	398,000
Margaret Spellings[2]	95,111	534,000

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2024 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2024 fiscal year for participating trustees is as follows: Gina F. Adams ($179,965), Michael C. Camuñez ($177,870), Nariman Farvardin ($357,962), William D. Jones ($479,589), Sharon I. Meers ($406,589), Josette Sheeran ($350,267) and Margaret Spellings ($292,765). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

American Balanced Fund — Page 44

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, reorganized in Maryland on February 2, 1990, and reorganized as a Delaware statutory trust on March 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Commonwealth Savers PlanSM (formerly, Virginia529) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

American Balanced Fund — Page 45

board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Michael C. Camuñez, Vanessa C. L. Chang, Sharon I. Meers and Margaret Spellings. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2024 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2024 fiscal year.

The fund has a nominating and governance committee comprised of Gina F. Adams, Nariman Farvardin, William D. Jones, Josette Sheeran and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on

American Balanced Fund — Page 46

the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held three meetings during the 2024 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of funds advised by Capital Research and Management Company and its affiliates, including American Funds and Capital Group exchange-traded funds, have established a Joint Proxy Committee (“JPC”) composed of independent board members from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so, including when securities are out on loan as part of a securities lending program. Proxies for companies outside the United States are also voted, subject to local market conditions and provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made either by one or more of the division’s investment analysts familiar with the company and industry or, for routine matters, by a member of the investment adviser’s stewardship and engagement team and reviewed by the applicable analyst(s). Depending on the vote, a second recommendation may be made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the proxy voting committee of the applicable investment division for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

American Balanced Fund — Page 47

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by, (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest, which may include engaging an independent third party to review the proxy, using Capital Group’s Principles, and provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record in shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports diversity of experience among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by

American Balanced Fund — Page 48

requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

“ESG” shareholder proposals — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry standard practices. With respect to environmental matters, this includes disclosures aligned with industry standards and sustainability reports more generally. With respect to social matters, the investment adviser expects companies to be able to articulate a strategy or plan to advance diversity and equity within the workforce, including the company’s management and board, subject to local norms and expectations. To that end, disclosure of data relating to workforce diversity and equity that is consistent with broadly applicable standards is generally supported.

American Balanced Fund — Page 49

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2025. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D Jones & Co	Record	Class A	27.42%
For the Benefit of Customers		Class F-3	48.94%
St Louis, MO		Class 529-A	14.49%
		Class 529-C	10.49%

Pershing, LLC	Record	Class A	8.06%
Jersey City, NJ		Class C	12.54%
		Class F-1	8.04%
		Class F-2	11.46%
		Class F-3	9.11%
		Class 529-F-2	5.11%
		Class 529-F-3	52.80%

Wells Fargo Clearing Services, LLC	Record	Class A	5.68%
Special custody account for the exclusive benefit of customers		Class C	13.65%
St. Louis, MO		Class F-1	6.68%
		Class F-2	5.29%
		Class 529-C	10.05%

National Financial Services, LLC	Record	Class A	5.66%
For the exclusive benefit of our customers		Class C	6.23%
Omnibus account		Class F-1	15.78%
Jersey City, NJ		Class F-2	15.24%
		Class F-3	16.03%

LPL Financial	Record	Class A	5.30%
Omnibus customer account		Class C	11.09%
San Diego, CA		Class F-1	7.72%
		Class F-2	15.67%

Raymond James	Record	Class C	7.91%
Omnibus For Mutual Funds		Class F-2	11.55%
St. Petersburg, FL		Class 529-C	9.98%
		Class 529-F-2	5.32%

Morgan Stanley Smith Barney, LLC	Record	Class C	6.13%
For the benefit of its customers		Class F-2	9.05%
Omnibus account		Class 529-A	6.69%
New York, N.Y.		Class 529-C	11.66%

American Balanced Fund — Page 50

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	Class F-1	23.06%
Special custody account for exclusive benefit of customers
Account 1
San Francisco, CA

MLPF&S	Record	Class F-2	6.89%
For the sole benefit of its Customers		Class R-5	5.09%
Jacksonville, FL

Charles Schwab & Co., Inc.	Record	Class F-3	15.02%
Special custody account for exclusive benefit of customers
Account 2
San Francisco, CA

Charles Schwab & Co., Inc.	Record	Class F-3	6.93%
Special custody account for exclusive benefit of customers	Beneficial	Class 529-F-3	46.44%
Account 3
San Francisco, CA

Capital Research & Management Co	Record	Class 529-F-1	100.00%
Corporate Account
Irvine, CA

Matrix Trust Company as agent for	Record	Class R-1	24.56%
Advisor Trust, Inc.	Beneficial
Aspire-Investlink
Denver, CO

Charles Schwab & Co., Inc.	Record	Class R-1	13.14%
Special custody account for exclusive benefit of customers	Beneficial
Account 4
San Francisco, CA

State Street Bank and Trust as Trustee and/or Custodian FBO	Record	Class R-2-E	16.24%
ADP Access Product 401k Plan	Beneficial
Boston, MA

Massachusetts Mutual Insurance Co	Record	Class R-2-E	10.46%
Springfield, MA

Hartford	Record	Class R-2-E	7.42%
Hartford, CT

Voya Retirement Insurance and Annuity Company	Record	Class R-3	6.13%
Hartford CT

AUL American Group	Record	Class R-3	5.50%
Retirement Annuity
Indianapolis, IN

John Hancock Life Ins Co USA	Record	Class R-4	39.86%
Boston, MA

American Balanced Fund — Page 51

Name and address	Ownership	Ownership percentage
Lincoln Retirement Services Co	Record	Class R-5-E	8.11%
FBO CVHP Retirement Plan	Beneficial
Fort Wayne, IN

VRSCO	Record	Class R-5-E	5.73%
FBO VTC Custodian Trustee FBO Retirement Plans	Beneficial
Houston, TX

John Hancock Trust Company LLC	Record	Class R-5-E	5.58%
Boston, MA		Class R-5	5.82%

National Financial Services LLC	Record	Class R-5-E	5.52%
Account 2
Jersey City, NJ

National Financial Services LLC	Record	Class R-5	28.01%
Account 3
Jersey City, NJ

Empower Trust FBO	Record	Class R-5	6.63%
Employee Benefit Clients 401K	Beneficial
Greenwood Village, CO

American Funds 2030 Target Date	Record	Class R-6	7.35%
Retirement Fund
Norfolk, VA

American Funds 2035 Target Date	Record	Class R-6	7.13%
Retirement Fund
Norfolk, VA

American Funds Balanced Portfolio	Record	Class R-6	6.54%
Norfolk, VA

American Funds 2040 Target Date	Record	Class R-6	6.53%
Retirement Fund
Norfolk, VA

American Funds 2045 Target Date	Record	Class R-6	5.58%
Retirement Fund
Norfolk, VA

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of February 1, 2025, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

American Balanced Fund — Page 52

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as (i) S&P 500 Index, (ii) Bloomberg U.S. Aggregate Index, and (iii) a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize the benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

American Balanced Fund — Page 53

The following table reflects information as of December 31, 2024:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Hilda L. Applbaum	Over $1,000,000	1	$124.3	2	$4.74	None
Pramod Atluri	Over $1,000,000	5	$227.9	3	$5.60	None
Paul Benjamin	Over $1,000,000	4	$233.6	5	$8.13	None
Alan N. Berro	Over $1,000,000	4	$228.9	3	$7.27	None
Mark L. Casey	Over $1,000,000	6	$695.9	5	$13.90	None
Mathews Cherian	Over $1,000,000	2	$176.7	5	$8.13	None
Irfan M. Furniturewala	Over $1,000,000	5	$398.2	5	$9.18	6	$3.57
Jin Lee	Over $1,000,000	6	$355.3	5	$9.52	None
Chitrang Purani	$100,001 – $500,000	4	$103.5	3	$5.60	None
John R. Queen	Over $1,000,000	25	$378.8	4	$6.16	150	$0.29
Ritchie Tuazon	$100,001 – $500,000	4	$56.5	5	$7.42	None
Alan J. Wilson	Over $1,000,000	3	$354.6	3	$9.66	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

American Balanced Fund — Page 54

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until January 31, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

American Balanced Fund — Page 55

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.42%	$ 0	$ 500,000,000
0.324	500,000,000	1,000,000,000
0.30	1,000,000,000	1,500,000,000
0.282	1,500,000,000	2,500,000,000
0.27	2,500,000,000	4,000,000,000
0.262	4,000,000,000	6,500,000,000
0.255	6,500,000,000	10,500,000,000
0.25	10,500,000,000	13,000,000,000
0.245	13,000,000,000	17,000,000,000
0.24	17,000,000,000	21,000,000,000
0.235	21,000,000,000	27,000,000,000
0.230	27,000,000,000	34,000,000,000
0.225	34,000,000,000	44,000,000,000
0.220	44,000,000,000	55,000,000,000
0.215	55,000,000,000	71,000,000,000
0.210	71,000,000,000	89,000,000,000
0.207	89,000,000,000	115,000,000,000
0.204	115,000,000,000	144,000,000,000
0.202	144,000,000,000	186,000,000,000
0.200	186,000,000,000	233,000,000,000
0.199	233,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended December 31, 2024, 2023 and 2022, the investment adviser earned from the fund management fees of $482,803,000, $426,579,000 and $432,553,000, respectively.

American Balanced Fund — Page 56

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until January 31, 2026, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

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During the 2024 fiscal year, administrative services fees were:

Administrative services fee
Class A	$31,723,000
Class C	2,489,000
Class T	—*
Class F-1	1,224,000
Class F-2	8,390,000
Class F-3	3,531,000
Class 529-A	1,694,000
Class 529-C	78,000
Class 529-E	54,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	157,000
Class 529-F-3	—*
Class R-1	60,000
Class R-2	340,000
Class R-2E	46,000
Class R-3	732,000
Class R-4	1,256,000
Class R-5E	186,000
Class R-5	310,000
Class R-6	15,741,000

* Amount less than $1,000.

American Balanced Fund — Page 58

Principal Underwriter and plans of distribution — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

American Balanced Fund — Page 59

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2024	$18,055,000	$79,103,000
	2023	15,505,000	68,508,000
	2022	20,513,000	90,970,000
Class C	2024	—	9,610,000
	2023	785,000	7,374,000
	2022	4,244,000	9,704,000
Class 529-A	2024	1,106,000	4,215,000
	2023	1,064,000	3,977,000
	2022	1,133,000	4,238,000
Class 529-C	2024	25,000	511,000
	2023	9,000	480,000
	2022	64,000	521,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $17,987,000 or less than 1% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

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Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2024 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$264,362,000	$22,514,000
Class C	82,673,000	7,456,000
Class T	—	—
Class F-1	10,095,000	1,161,000
Class 529-A	13,201,000	1,160,000
Class 529-C	2,569,000	223,000
Class 529-E	887,000	95,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	2,002,000	208,000
Class R-2	8,501,000	2,015,000
Class R-2E	919,000	82,000
Class R-3	12,188,000	2,069,000
Class R-4	10,462,000	1,173,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call Capital Client Group, Inc. at (800) 421-4120 for assistance.

American Balanced Fund — Page 62

Fee to Commonwealth Savers Plan — Class 529 shares are offered to certain American Funds by Commonwealth Savers Plan through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Commonwealth Savers Plan through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Commonwealth Savers Plan is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $75 billion and .03% on net assets over $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2028.

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Other compensation to dealers — As of March 1, 2025, the top dealers (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Ameriprise
Ameriprise Financial Services LLC
Ameriprise Financial Services, Inc.
Atria Wealth Solutions
Cadaret, Grant & Co., Inc.
CUSO Financial Services, L.P.
Grove Point Investments LLC
NEXT Financial Group, Inc.
SCF Securities, Inc.
Sorrento Pacific Financial, LLC
Western International Securities, Inc.

Avantax Investment Services, Inc

Cambridge

Cambridge Investment Research Advisors Inc

Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC

Cetera Investment Advisers LLC

Cetera Investment Services LLC
Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Trust Bank
Commonwealth
Commonwealth Financial Network
Edward Jones
Equitable Advisors
Equitable Advisors LLC
Fidelity
Fidelity Investments
Fidelity Retirement Network
National Financial Services LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC
Kestra
Kestra Investment Services LLC

LPL Group

LPL Enterprise LLC

LPL Financial LLC

American Balanced Fund — Page 64

Merrill

Bank Of America
Bank Of America Private Bank

Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services
MML Distributors LLC
MML Investors Services, LLC
Morgan Stanley Wealth Management

Northwestern Mutual (NM)
Northwestern Mutual Investment Services LLC
Osaic (Advisor Group)
Osaic FA Inc
Osaic FS Inc
Osaic Institutions Inc
Osaic Wealth Inc

Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird

Robert W. Baird & Co. Incorporated
Stifel Nicolaus & Co
Stifel Independent Advisors LLC

Stifel, Nicolaus & Company, Incorporated
UBS

UBS Financial Services Inc.

Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors LLC
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wells Fargo Community Bank Advisors
Wells Fargo Securities, LLC

American Balanced Fund — Page 65

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

American Balanced Fund — Page 66

registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions (net of any reimbursements described below) paid on portfolio transactions for the fiscal years ended December 31, 2024, 2023 and 2022 amounted to $15,138,000, $13,041,000 and $13,499,000, respectively. The investment adviser is reimbursing the fund for all amounts collected into the commission sharing arrangement. For the fiscal years ended December 31, 2024, 2023 and 2022, the investment adviser reimbursed the fund $1,093,000, $1,439,000 and $1,099,000, respectively, for commissions paid to broker−dealers through a commission sharing arrangement to compensate such broker−dealers for research services. Changes in the dollar amount of brokerage

American Balanced Fund — Page 68

commissions paid by the fund over the last three fiscal years resulted from changes in the volume of trading activity and/or the amount of commissions used to pay for research services through a commission sharing arrangement.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Bank of America, N.A., Citigroup Inc., Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, Nomura Holdings, Inc., RBC Capital Markets LLC, UBS Group AG and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Nomura Holdings, Inc. in the amount of $34,043,000, RBC Capital Markets LLC in the amount of $26,332,000, UBS Group AG in the amount of $581,999 and Wells Fargo Securities, LLC in the amount of $328,325,000. The fund held debt and equity securities of Bank of America, N.A. in the amount of $766,301,000, Citigroup Inc. in the amount of $601,252,000, Goldman Sachs Group, Inc. in the amount of $616,827,000, J.P. Morgan Securities LLC in the amount of $3,159,458,000 and Morgan Stanley & Co. LLC in the amount of $530,207,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month for equity securities, and no earlier than the 30th day after such month for fixed income securities. The fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted no earlier than the 10th day after the final month of each calendar quarter. For multi-asset funds, the fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted each month, based on the same timeframes described above. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships and up to 10 key global consulting firms with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

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Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in newspapers and websites do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or

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exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution.

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The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

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Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

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For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Commonwealth Savers Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)

current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and

(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

American Balanced Fund — Page 86

Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.
In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

American Balanced Fund — Page 88

customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

American Balanced Fund — Page 89

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

American Balanced Fund — Page 90

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Commonwealth Savers Plan as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

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Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may

American Balanced Fund — Page 94

also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2024 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$65,491,000
Class C	5,184,000
Class T	—*
Class F-1	4,885,000
Class F-2	29,590,000
Class F-3	137,000
Class 529-A	3,207,000
Class 529-C	150,000
Class 529-E	56,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	209,000
Class 529-F-3	—*
Class R-1	162,000
Class R-2	3,703,000
Class R-2E	299,000
Class R-3	3,518,000
Class R-4	4,143,000
Class R-5E	929,000
Class R-5	511,000
Class R-6	613,000

* Amount less than $1,000.

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Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results (annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Balanced Fund — Page 97

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$34.34
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$36.44

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the fund’s Form N-CSR, are included in this statement of additional information.

American Balanced Fund — Page 98

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds® Developing World Growth and Income Fund	30100	33100	43100	34100	36100	37100
American Funds® Global Balanced Fund	037	337	43037	437	637	737
American Funds® Global Insight Fund	30122	33122	43122	34122	36122	37122
American Funds® International Vantage Fund	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income Fund	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors Fund	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds® Multi-Sector Income Fund	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds® Strategic Bond Fund	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds® U.S. Government Money Market Fund	059	359	43059	459	659	759

American Balanced Fund — Page 99

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

American Balanced Fund — Page 100

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

American Balanced Fund — Page 101

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	30187	33187	43187	34187	36187	37187
American Funds® 2065 Target Date Retirement Fund	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

American Balanced Fund — Page 102

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	21187	22187	41187	23187	24187	27187	25187	26187
American Funds® 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

American Balanced Fund — Page 103

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2042 Fund	10144	13144	15144	46144	14144	16144	17144
American Funds® College 2039 Fund	10136	13136	15136	46136	14136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

American Balanced Fund — Page 104

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	43055	455	655	755
American Funds® Growth Portfolio	053	353	43053	453	653	753
American Funds® Growth and Income Portfolio	051	351	43051	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	43050	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	43047	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	43046	446	646	746
American Funds® Preservation Portfolio	045	345	43045	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

American Balanced Fund — Page 105

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	43109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	43110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

American Balanced Fund — Page 106

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Balanced Fund — Page 107

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

American Balanced Fund — Page 108

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

American Balanced Fund — Page 109

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Balanced Fund — Page 110

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Balanced Fund — Page 111

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

American Balanced Fund — Page 112

Investment portfolio December 31, 2024

Common stocks 64.46%		Shares	Value (000)
Information technology 16.73%
	Broadcom, Inc.	61,185,321	$14,185,205
	Microsoft Corp.	18,485,423	7,791,606
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	24,727,995	4,883,532
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,657,000	86,760
	Apple, Inc.	12,398,711	3,104,885
	NVIDIA Corp.	16,055,308	2,156,067
	ASML Holding NV (ADR)	1,353,347	937,978
	ASML Holding NV	430,634	302,857
	Salesforce, Inc.	3,350,190	1,120,069
	Micron Technology, Inc.	12,899,000	1,085,580
	SK hynix, Inc.	8,365,421	949,242
	Applied Materials, Inc.	3,711,936	603,672
	Oracle Corp.	3,315,554	552,504
	KLA Corp.	687,091	432,950
	International Business Machines Corp.	1,810,130	397,921
	Shopify, Inc., Class A, subordinate voting shares[1]	3,474,397	369,433
	Accenture PLC, Class A	430,787	151,546
	TE Connectivity Public, Ltd. Co.	1,000,000	142,970
	Texas Instruments, Inc.	648,358	121,574
	Intel Corp.	5,425,000	108,771
	Advanced Micro Devices, Inc.[1]	104,741	12,652
			39,497,774

Financials 9.25%
	JPMorgan Chase & Co.	11,527,051	2,763,149
	Mastercard, Inc., Class A	4,567,884	2,405,311
	Visa, Inc., Class A	6,069,805	1,918,301
	Synchrony Financial[2]	20,920,082	1,359,805
	Fiserv, Inc.[1]	5,767,038	1,184,665
	Aon PLC, Class A	3,112,470	1,117,875
	Arthur J. Gallagher & Co.	3,445,191	977,917
	Blackstone, Inc.	5,511,823	950,349
	Apollo Asset Management, Inc.	4,944,116	816,570
	Chubb, Ltd.	2,794,830	772,212
	KKR & Co., Inc.	5,008,073	740,744
	Discover Financial Services	4,023,837	697,049
	HDFC Bank, Ltd.	25,725,403	532,124
	HDFC Bank, Ltd. (ADR)	1,557,147	99,439
	Brookfield Corp., Class A	10,789,548	619,860
	Blue Owl Capital, Inc., Class A	25,940,224	603,370
	Bank of America Corp.	10,006,405	439,781
	PNC Financial Services Group, Inc.	2,201,341	424,529
	Marsh & McLennan Companies, Inc.	1,848,645	392,671
	S&P Global, Inc.	702,159	349,696
	BlackRock, Inc.	318,394	326,389
	Fifth Third Bancorp	7,307,079	308,943
	Progressive Corp.	1,269,258	304,127
	East West Bancorp, Inc.	2,649,647	253,730
	American Express Co.	847,866	251,638
	Capital One Financial Corp.	1,305,219	232,747
	Morgan Stanley	1,843,572	231,774
	Citigroup, Inc.	3,000,000	211,170
	Truist Financial Corp.	4,175,699	181,142
	Goldman Sachs Group, Inc.	275,000	157,470
	CME Group, Inc., Class A	618,955	143,740
	Brookfield Asset Management, Ltd., Class A	1,377,250	74,633
			21,842,920

Health care 7.03%
	UnitedHealth Group, Inc.	6,950,493	3,515,976
	Eli Lilly and Co.	3,137,405	2,422,077
	Vertex Pharmaceuticals, Inc.[1]	4,925,687	1,983,574
	Gilead Sciences, Inc.	12,048,231	1,112,895
	AbbVie, Inc.	6,009,798	1,067,941
	CVS Health Corp.	20,431,339	917,163

1	American Balanced Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Amgen, Inc.	3,399,059	$885,931
	Abbott Laboratories	7,613,816	861,199
	AstraZeneca PLC	4,971,842	647,207
	Thermo Fisher Scientific, Inc.	816,600	424,820
	Danaher Corp.	1,815,878	416,835
	Regeneron Pharmaceuticals, Inc.[1]	455,342	324,354
	Molina Healthcare, Inc.[1]	1,076,569	313,335
	Bristol-Myers Squibb Co.	5,463,923	309,039
	Cigna Group (The)	941,627	260,021
	Novo Nordisk AS, Class B	2,558,882	220,236
	Illumina, Inc.[1]	1,309,145	174,941
	Elevance Health, Inc.	446,337	164,654
	Cooper Companies, Inc.[1]	1,720,000	158,120
	Pfizer, Inc.	4,947,147	131,248
	Merck & Co., Inc.	1,250,000	124,350
	Johnson & Johnson	716,797	103,663
	Centene Corp.[1]	1,043,319	63,204
			16,602,783

Industrials 6.90%
	TransDigm Group, Inc.	1,353,424	1,715,167
	General Electric Co.	8,125,929	1,355,324
	Ingersoll-Rand, Inc.	12,365,045	1,118,542
	Carrier Global Corp.	15,440,551	1,053,972
	GE Vernova, Inc.	2,318,864	762,744
	Southwest Airlines Co.	21,609,018	726,495
	Deere & Co.	1,639,229	694,541
	Boeing Co. (The)[1]	3,807,568	673,940
	RTX Corp.	5,456,143	631,385
	Quanta Services, Inc.	1,797,976	568,250
	Caterpillar, Inc.	1,450,151	526,057
	United Airlines Holdings, Inc.[1]	5,367,898	521,223
	Union Pacific Corp.	2,059,610	469,673
	L3Harris Technologies, Inc.	2,175,000	457,359
	United Rentals, Inc.	596,557	420,239
	AMETEK, Inc.	2,221,470	400,442
	Paychex, Inc.	2,821,252	395,596
	Rolls-Royce Holdings PLC[1]	53,589,420	381,285
	Dayforce, Inc.[1]	4,951,419	359,671
	Northrop Grumman Corp.	753,824	353,762
	Equifax, Inc.	1,117,153	284,706
	Airbus SE, non-registered shares	1,691,941	269,664
	Republic Services, Inc.	1,290,572	259,637
	CSX Corp.	7,209,374	232,647
	Lennox International, Inc.	358,675	218,541
	Honeywell International, Inc.	950,000	214,596
	Lockheed Martin Corp.	425,000	206,525
	Norfolk Southern Corp.	792,952	186,106
	United Parcel Service, Inc., Class B	1,404,000	177,044
	FedEx Corp.	525,335	147,792
	Johnson Controls International PLC	1,550,000	122,342
	FTAI Aviation, Ltd.	793,878	114,350
	ABB, Ltd.	1,360,551	73,186
	Waste Connections, Inc.	415,398	71,274
	Eaton Corp. PLC	186,259	61,814
	PACCAR, Inc.	565,375	58,810
			16,284,701

Communication services 6.82%
	Alphabet, Inc., Class C	22,188,319	4,225,543
	Alphabet, Inc., Class A	12,437,895	2,354,494
	Meta Platforms, Inc., Class A	7,734,987	4,528,912
	Netflix, Inc.[1]	1,729,192	1,541,263
	Charter Communications, Inc., Class A1	3,244,134	1,111,992
	Comcast Corp., Class A	24,922,522	935,342
	AT&T, Inc.	19,306,799	439,616
	Walt Disney Co. (The)	3,000,000	334,050
	T-Mobile US, Inc.	1,162,753	256,655

American Balanced Fund	2

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Electronic Arts, Inc.	1,462,736	$213,998
	Take-Two Interactive Software, Inc.[1]	596,000	109,712
	Deutsche Telekom AG	1,453,471	43,498
			16,095,075

Consumer discretionary 5.18%
	Amazon.com, Inc.[1]	19,109,599	4,192,455
	Home Depot, Inc.	4,027,824	1,566,783
	Booking Holdings, Inc.	190,122	944,606
	Darden Restaurants, Inc.	4,627,899	863,982
	Starbucks Corp.	9,282,217	847,002
	NIKE, Inc., Class B	8,707,273	658,879
	Aramark[2]	14,370,578	536,166
	Norwegian Cruise Line Holdings, Ltd.[1]	18,329,096	471,608
	TJX Companies, Inc. (The)	2,923,198	353,152
	Royal Caribbean Cruises, Ltd.	1,200,000	276,828
	Restaurant Brands International, Inc.	4,159,163	271,094
	Tractor Supply Co.	5,000,000	265,300
	D.R. Horton, Inc.	1,390,472	194,416
	General Motors Co.	2,750,000	146,493
	Ulta Beauty, Inc.[1]	325,000	141,352
	Compagnie Financière Richemont SA, Class A	886,941	134,818
	Hilton Worldwide Holdings, Inc.	536,000	132,478
	Vail Resorts, Inc.	686,801	128,741
	YUM! Brands, Inc.	850,000	114,036
			12,240,189

Consumer staples 5.06%
	Philip Morris International, Inc.	35,856,420	4,315,320
	British American Tobacco PLC	24,366,327	883,568
	British American Tobacco PLC (ADR)	5,936,059	215,598
	Keurig Dr Pepper, Inc.	32,208,069	1,034,523
	Target Corp.	7,599,429	1,027,291
	Altria Group, Inc.	17,776,640	929,541
	Constellation Brands, Inc., Class A	3,643,215	805,151
	Nestlé SA	6,673,108	547,192
	Dollar General Corp.	5,770,437	437,515
	Hershey Co.	2,224,560	376,729
	Procter & Gamble Co.	1,539,267	258,058
	Estée Lauder Companies, Inc. (The), Class A	3,110,154	233,199
	Mondelez International, Inc., Class A	3,734,587	223,067
	Danone SA	2,536,635	170,676
	Church & Dwight Co., Inc.	1,525,759	159,762
	Dollar Tree Stores, Inc.[1]	1,736,249	130,114
	General Mills, Inc.	1,922,252	122,582
	Pernod Ricard SA	625,000	69,902
			11,939,788

Energy 2.97%
	Canadian Natural Resources, Ltd. (CAD denominated)	53,518,281	1,652,330
	Chevron Corp.	8,420,086	1,219,565
	Halliburton Co.	35,216,350	957,532
	EOG Resources, Inc.	6,177,127	757,192
	Schlumberger NV	17,661,492	677,142
	Cenovus Energy, Inc. (CAD denominated)	40,759,924	617,871
	Exxon Mobil Corp.	4,831,264	519,699
	Baker Hughes Co., Class A	10,407,506	426,916
	EQT Corp.	2,801,143	129,161
	TC Energy Corp. (CAD denominated)[3]	1,150,737	53,628
	South Bow Corp. (CAD denominated)	10,001	236
			7,011,272

Materials 1.84%
	Wheaton Precious Metals Corp.	14,733,244	828,598
	Linde PLC	1,880,585	787,345
	Franco-Nevada Corp.	5,316,152	624,720
	Royal Gold, Inc.[2]	4,269,700	562,960
	Albemarle Corp.[3]	4,446,529	382,757

3	American Balanced Fund

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Glencore PLC	43,710,146	$192,188
	Grupo México, SAB de CV, Series B	37,571,000	178,260
	Freeport-McMoRan, Inc.	4,500,000	171,360
	Lundin Mining Corp.	14,656,184	126,124
	ATI, Inc.[1]	2,270,000	124,941
	Rio Tinto PLC	2,000,000	117,727
	Dow, Inc.	2,591,965	104,016
	Nucor Corp.	773,300	90,252
	Corteva, Inc.	805,924	45,905
			4,337,153

Utilities 1.57%
	Constellation Energy Corp.	5,328,264	1,191,986
	CenterPoint Energy, Inc.	23,289,036	738,961
	Sempra	7,240,781	635,161
	PG&E Corp.	29,012,683	585,476
	FirstEnergy Corp.	6,885,500	273,905
	DTE Energy Co.	1,763,905	212,992
	Atmos Energy Corp.	456,129	63,525
			3,702,006

Real estate 1.11%
	Extra Space Storage, Inc. REIT	4,632,637	693,042
	Welltower, Inc. REIT	4,930,229	621,357
	VICI Properties, Inc. REIT	15,599,355	455,657
	Equinix, Inc. REIT	393,344	370,880
	American Tower Corp. REIT	1,104,972	202,663
	Alexandria Real Estate Equities, Inc. REIT	1,311,117	127,899
	Rexford Industrial Realty, Inc. REIT	2,069,500	80,007
	Crown Castle, Inc. REIT	844,918	76,685
			2,628,190
	Total common stocks (cost: $80,808,742,000)		152,181,851
Convertible stocks 0.27%
Industrials 0.16%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	6,230,208	379,357

Materials 0.07%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	155,627

Utilities 0.04%
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,895,300	94,367
	Total convertible stocks (cost: $603,058,000)		629,351
Bonds, notes & other debt instruments 28.67%		Principal amount (000)
Mortgage-backed obligations 12.43%
Federal agency mortgage-backed obligations 10.59%
	Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD86	83
	Fannie Mae Pool #357399 5.50% 6/1/2033[4]	44	44
	Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	56	53
	Fannie Mae Pool #555880 5.50% 11/1/2033[4]	516	521
	Fannie Mae Pool #555956 5.50% 12/1/2033[4]	460	464
	Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	114	108
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[4]	41,761	38,367
	Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	127	125
	Fannie Mae Pool #745092 6.50% 7/1/2035[4]	473	488
	Fannie Mae Pool #887695 6.00% 6/1/2036[4]	216	224
	Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,401	1,453
	Fannie Mae Pool #256860 6.50% 8/1/2037[4]	204	210
	Fannie Mae Pool #888746 6.50% 10/1/2037[4]	357	365
	Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	89	83

American Balanced Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #889658 6.50% 6/1/2038[4]	USD465	$479
	Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	222	208
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	77	76
	Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	336	313
	Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	13	14
	Fannie Mae Pool #AI4289 5.00% 4/1/2040[4]	246	245
	Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	866	864
	Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,513	1,468
	Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	609	607
	Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	240	236
	Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	1,929	1,871
	Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,193	1,157
	Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,082	2,020
	Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	250	252
	Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	246	245
	Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,588	1,499
	Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	287	285
	Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	143	140
	Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	16	16
	Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	196	195
	Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	112	111
	Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	55	55
	Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	4	4
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	26,479	22,113
	Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	29	28
	Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	561	560
	Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	279	276
	Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	69	69
	Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	67	67
	Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	44	44
	Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	227	223
	Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	102	102
	Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	44,108	36,688
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	100,766	79,863
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	65,116	54,165
	Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	430	391
	Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,138	3,753
	Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	1,676	1,525
	Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	574	521
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	204	192
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	136	129
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	123	116
	Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,395	3,263
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	65,732	59,388
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	4,608	4,162
	Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,362	3,924
	Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	4,463	4,007
	Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,039	903
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	7,580	6,847
	Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,015	2,707
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	326	302
	Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	963	836
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	45,845	42,653
	Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,105	2,696
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,451	2,145
	Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	788	731
	Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	916	823
	Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	789	708
	Fannie Mae Pool #CB3110 2.50% 3/1/2047[4]	923	760
	Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	20	19
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,082	1,657
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,001	2,626
	Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	37,839	35,248
	Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	77,307	72,012
	Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	24	21
	Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	7

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	USD13,409	$12,040
	Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	16,598	15,398
	Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	346	310
	Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	10,683	9,911
	Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,321	2,225
	Fannie Mae Pool #947661 6.50% 10/1/2047[4]	7	7
	Fannie Mae Pool #256975 7.00% 10/1/2047[4]	36	36
	Fannie Mae Pool #920015 7.00% 10/1/2047[4]	15	16
	Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	16,818	14,894
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	3,854	3,460
	Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,633	2,443
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	2,539	2,364
	Fannie Mae Pool #257030 6.50% 11/1/2047[4]	42	43
	Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	12
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,224	5,588
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	5,424	5,183
	Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,170	1,050
	Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	223	206
	Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	51	47
	Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	82	79
	Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,171	1,086
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	39	36
	Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	356	340
	Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	4,412	3,962
	Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,274	2,940
	Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	7,902	7,124
	Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	122	113
	Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	14	13
	Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	17,016	15,278
	Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	4,610	4,402
	Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	50	48
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	54,701	47,651
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	23,044	20,654
	Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	405	376
	Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	167	155
	Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	24,219	21,098
	Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	30,828	27,631
	Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	159	152
	Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,022	4,509
	Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	235	219
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	16,975	15,278
	Fannie Mae Pool #CA3503 4.00% 5/1/2049[4]	4	4
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,140	3,590
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	2,740	2,390
	Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	755	679
	Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	16,820	15,102
	Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	27	24
	Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,264	1,171
	Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	135	126
	Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	20,113	18,058
	Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	849	764
	Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	2,710	2,514
	Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	147	136
	Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	29,960	25,983
	Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	22	20
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	15,976	13,839
	Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	12,048	10,403
	Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	44,743	40,253
	Fannie Mae Pool #FM4883 2.50% 3/1/2050[4]	1,126	920
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[4]	787	650
	Fannie Mae Pool #CA5659 2.50% 5/1/2050[4]	13,788	11,266
	Fannie Mae Pool #BP5843 2.50% 5/1/2050[4]	76	63
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	40,790	33,883
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[4]	6,900	5,637
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	3,571	2,918
	Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	41,153	35,217
	Fannie Mae Pool #BP8762 2.50% 7/1/2050[4]	3,181	2,599

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BP6439 2.50% 7/1/2050[4]	USD2,682	$2,191
	Fannie Mae Pool #CA6289 2.50% 7/1/2050[4]	515	422
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	5,471	4,709
	Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	41,613	32,893
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	17,424	13,704
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	35,105	29,127
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[4]	9,538	7,793
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[4]	8,730	7,132
	Fannie Mae Pool #CA6603 2.50% 8/1/2050[4]	7,086	5,789
	Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	2,532	2,086
	Fannie Mae Pool #CA6727 2.50% 8/1/2050[4]	1,990	1,629
	Fannie Mae Pool #FM4021 2.50% 8/1/2050[4]	736	601
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,197	2,769
	Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	84,038	65,928
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	5,493	4,310
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	48	38
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	4,952	4,046
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	1,989	1,652
	Fannie Mae Pool #CA6996 2.50% 9/1/2050[4]	1,837	1,502
	Fannie Mae Pool #BQ1607 2.50% 9/1/2050[4]	667	545
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[4]	322	263
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	25,572	22,006
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	1,769	1,523
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	56,337	44,644
	Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	49,905	39,293
	Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	45,606	35,848
	Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	31,606	25,008
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[4]	1,744	1,425
	Fannie Mae Pool #FP0060 2.50% 10/1/2050[4]	1,621	1,325
	Fannie Mae Pool #CA7278 2.50% 10/1/2050[4]	806	659
	Fannie Mae Pool #CA7248 2.50% 10/1/2050[4]	202	166
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	5,052	4,329
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	33,130	27,514
	Fannie Mae Pool #BQ9030 2.50% 11/1/2050[4]	10,931	9,013
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	8,675	7,184
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[4]	5,661	4,622
	Fannie Mae Pool #FP0074 2.50% 11/1/2050[4]	5,252	4,333
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[4]	307	251
	Fannie Mae Pool #BQ7514 2.50% 11/1/2050[4]	165	136
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[4]	116	95
	Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	20,684	17,930
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	52,778	41,439
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	11,225	8,862
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	24,686	20,367
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	15,252	12,583
	Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	1,837	1,527
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	28,665	24,985
	Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	9,061	7,864
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,406	2,931
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	1,506	1,438
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	61,872	48,337
	Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	44,445	36,586
	Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	3,638	3,028
	Fannie Mae Pool #BR0751 2.50% 1/1/2051[4]	1,049	856
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[4]	392	320
	Fannie Mae Pool #CA8607 2.50% 1/1/2051[4]	278	228
	Fannie Mae Pool #BR0757 2.50% 1/1/2051[4]	70	58
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	75,356	64,907
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	29,153	25,102
	Fannie Mae Pool #CA8645 4.00% 1/1/2051[4]	22	20
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	23,667	18,726
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	22,847	18,036
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	13,529	10,716
	Fannie Mae Pool #CA9291 2.50% 2/1/2051[4]	34,926	28,492
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	22,117	18,374
	Fannie Mae Pool #FS3207 2.50% 2/1/2051[4]	4,981	4,106
	Fannie Mae Pool #FM5713 2.50% 2/1/2051[4]	2,013	1,659

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	USD1,928	$1,603
	Fannie Mae Pool #FM6128 2.50% 2/1/2051[4]	1,012	826
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[4]	137	111
	Fannie Mae Pool #FM7308 2.50% 2/1/2051[4]	120	99
	Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	101,285	87,385
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,137	977
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[4]	28,928	23,599
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	4,151	3,404
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[4]	84	68
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[4]	51	42
	Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	187,965	147,233
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	66,793	52,430
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	1,526	1,198
	Fannie Mae Pool #FM7093 2.50% 4/1/2051[4]	13,787	11,247
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	11,820	9,725
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[4]	603	494
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[4]	499	407
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[4]	439	358
	Fannie Mae Pool #FM7407 2.50% 4/1/2051[4]	408	334
	Fannie Mae Pool #BR9082 2.50% 4/1/2051[4]	387	316
	Fannie Mae Pool #BR7725 2.50% 4/1/2051[4]	34	27
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	36,441	31,230
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,479	3,848
	Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	167,382	132,138
	Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	36,335	28,510
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	903	707
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	163,349	134,713
	Fannie Mae Pool #CB0520 2.50% 5/1/2051[4]	17,955	14,647
	Fannie Mae Pool #BR8793 2.50% 5/1/2051[4]	17,274	14,091
	Fannie Mae Pool #FM7392 2.50% 5/1/2051[4]	7,871	6,423
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[4]	6,382	5,207
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[4]	784	639
	Fannie Mae Pool #FM7527 2.50% 5/1/2051[4]	305	249
	Fannie Mae Pool #CB0456 2.50% 5/1/2051[4]	288	236
	Fannie Mae Pool #BR9622 2.50% 5/1/2051[4]	262	214
	Fannie Mae Pool #CB0517 2.50% 5/1/2051[4]	139	114
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[4]	49	40
	Fannie Mae Pool #BR9366 2.50% 5/1/2051[4]	36	30
	Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,174	2,068
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	17,770	14,082
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[4]	20,699	16,885
	Fannie Mae Pool #BT1265 2.50% 6/1/2051[4]	18,081	14,758
	Fannie Mae Pool #CB0844 2.50% 6/1/2051[4]	2,993	2,441
	Fannie Mae Pool #BT0098 2.50% 6/1/2051[4]	489	402
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	3,343	2,871
	Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,639	1,400
	Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	51,276	40,305
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[4]	142,673	116,390
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	27,185	22,368
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[4]	11,589	9,454
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[4]	9,971	8,134
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[4]	2,810	2,307
	Fannie Mae Pool #BT1335 2.50% 7/1/2051[4]	1,609	1,313
	Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	577	479
	Fannie Mae Pool #BT1339 2.50% 7/1/2051[4]	78	64
	Fannie Mae Pool #BT2760 2.50% 8/1/2051[4]	1,092	890
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	925	763
	Fannie Mae Pool #BT4304 2.50% 8/1/2051[4]	829	683
	Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	817	678
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[4]	112	91
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	65,536	56,387
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	44,999	39,002
	Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]	15,125	13,067
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,474	3,002
	Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	69,153	64,065
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[4]	7,201	5,874
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[4]	4,826	3,938

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM8436 2.50% 9/1/2051[4]	USD4,575	$3,732
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[4]	3,897	3,179
	Fannie Mae Pool #BT9828 2.50% 9/1/2051[4]	3,807	3,106
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[4]	3,213	2,620
	Fannie Mae Pool #BQ7435 2.50% 9/1/2051[4]	2,312	1,901
	Fannie Mae Pool #CB1566 2.50% 9/1/2051[4]	2,291	1,871
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[4]	2,134	1,742
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[4]	1,760	1,447
	Fannie Mae Pool #BU0464 2.50% 9/1/2051[4]	170	138
	Fannie Mae Pool #FM8980 2.50% 9/1/2051[4]	22	18
	Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	22,041	18,855
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[4]	3,993	3,257
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[4]	3,654	2,980
	Fannie Mae Pool #CB1818 2.50% 10/1/2051[4]	1,978	1,615
	Fannie Mae Pool #FS0031 2.50% 10/1/2051[4]	1,132	924
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[4]	1,050	857
	Fannie Mae Pool #CB1793 2.50% 10/1/2051[4]	906	739
	Fannie Mae Pool #FM9086 2.50% 10/1/2051[4]	381	311
	Fannie Mae Pool #FM8954 2.50% 10/1/2051[4]	254	209
	Fannie Mae Pool #FM9067 2.50% 10/1/2051[4]	184	150
	Fannie Mae Pool #BU1062 2.50% 10/1/2051[4]	83	68
	Fannie Mae Pool #BT6823 2.50% 10/1/2051[4]	39	32
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[4]	36	29
	Fannie Mae Pool #BU0070 2.50% 10/1/2051[4]	35	29
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	24,539	21,075
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,131	7,151
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	7,113	5,622
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[4]	62,841	51,263
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[4]	4,955	4,042
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[4]	877	720
	Fannie Mae Pool #BU2803 2.50% 11/1/2051[4]	740	604
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	37,792	32,526
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	24,998	21,462
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	16,188	13,969
	Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	33	30
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	72,750	60,114
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	71,591	59,203
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	39,275	32,413
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	37,211	30,384
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	34,104	28,163
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	27,445	22,697
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	26,711	22,106
	Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	12,285	10,148
	Fannie Mae Pool #BU6727 2.50% 12/1/2051[4]	11,126	9,158
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[4]	8,588	7,006
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	2,375	1,944
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[4]	1,880	1,535
	Fannie Mae Pool #CB2405 2.50% 12/1/2051[4]	1,470	1,200
	Fannie Mae Pool #FM9905 2.50% 12/1/2051[4]	964	791
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[4]	804	656
	Fannie Mae Pool #CB2401 2.50% 12/1/2051[4]	761	622
	Fannie Mae Pool #CB2403 2.50% 12/1/2051[4]	414	340
	Fannie Mae Pool #CB2299 2.50% 12/1/2051[4]	384	313
	Fannie Mae Pool #CB2408 2.50% 12/1/2051[4]	130	106
	Fannie Mae Pool #BU5890 2.50% 12/1/2051[4]	79	65
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[4]	49	40
	Fannie Mae Pool #CB2400 2.50% 12/1/2051[4]	48	39
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[4]	40,552	33,080
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[4]	33,079	26,985
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[4]	11,932	9,733
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[4]	8,070	6,583
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[4]	2,393	1,955
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[4]	1,850	1,509
	Fannie Mae Pool #FS0369 2.50% 1/1/2052[4]	1,666	1,359
	Fannie Mae Pool #BQ7459 2.50% 1/1/2052[4]	1,618	1,331
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[4]	1,115	915
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[4]	793	647

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV0761 2.50% 1/1/2052[4]	USD123	$101
	Fannie Mae Pool #FS1648 2.50% 1/1/2052[4]	122	100
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[4]	107	88
	Fannie Mae Pool #CB2640 2.50% 1/1/2052[4]	94	77
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[4]	83	68
	Fannie Mae Pool #BU7552 2.50% 1/1/2052[4]	25	21
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	31,642	27,175
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	5,822	5,246
	Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	813	730
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	74,989	58,531
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	40,499	31,614
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	12,324	9,684
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[4]	24,627	20,097
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[4]	8,377	6,834
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[4]	6,560	5,352
	Fannie Mae Pool #BT6607 2.50% 2/1/2052[4]	3,520	2,881
	Fannie Mae Pool #BT1892 2.50% 2/1/2052[4]	3,241	2,644
	Fannie Mae Pool #CB3888 2.50% 2/1/2052[4]	2,942	2,412
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[4]	2,773	2,264
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[4]	2,366	1,930
	Fannie Mae Pool #BT2176 2.50% 2/1/2052[4]	1,946	1,601
	Fannie Mae Pool #CB3099 2.50% 2/1/2052[4]	910	747
	Fannie Mae Pool #BV1198 2.50% 2/1/2052[4]	910	747
	Fannie Mae Pool #FS5034 2.50% 2/1/2052[4]	600	489
	Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	78	64
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[4]	69	56
	Fannie Mae Pool #BV3674 2.50% 2/1/2052[4]	58	48
	Fannie Mae Pool #BV4126 2.50% 2/1/2052[4]	58	48
	Fannie Mae Pool #BV2360 2.50% 2/1/2052[4]	41	33
	Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	24,716	21,287
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	9,512	8,234
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[4]	9,176	7,163
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[4]	5,207	4,282
	Fannie Mae Pool #BT2188 2.50% 3/1/2052[4]	1,848	1,516
	Fannie Mae Pool #BU8884 2.50% 3/1/2052[4]	1,382	1,136
	Fannie Mae Pool #CB3049 2.50% 3/1/2052[4]	1,150	941
	Fannie Mae Pool #BV5642 2.50% 3/1/2052[4]	880	722
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[4]	747	613
	Fannie Mae Pool #BT8111 2.50% 3/1/2052[4]	415	340
	Fannie Mae Pool #BV4133 2.50% 3/1/2052[4]	198	163
	Fannie Mae Pool #BV2851 2.50% 3/1/2052[4]	169	139
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[4]	124	101
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[4]	108	88
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[4]	97	80
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	25,122	21,588
	Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	7,548	6,753
	Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	378	335
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[4]	32,640	25,513
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	16,861	13,160
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[4]	51,779	42,237
	Fannie Mae Pool #CB3520 2.50% 4/1/2052[4]	19,925	16,265
	Fannie Mae Pool #BT2292 2.50% 4/1/2052[4]	7,984	6,516
	Fannie Mae Pool #MA4578 2.50% 4/1/2052[4]	3,512	2,875
	Fannie Mae Pool #CB3353 2.50% 4/1/2052[4]	3,274	2,671
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[4]	2,237	1,835
	Fannie Mae Pool #BQ7478 2.50% 4/1/2052[4]	2,114	1,736
	Fannie Mae Pool #CB3356 2.50% 4/1/2052[4]	1,832	1,503
	Fannie Mae Pool #BV5355 2.50% 4/1/2052[4]	1,532	1,259
	Fannie Mae Pool #FS6036 2.50% 4/1/2052[4]	779	635
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[4]	530	435
	Fannie Mae Pool #BT8116 2.50% 4/1/2052[4]	449	369
	Fannie Mae Pool #FS6221 2.50% 4/1/2052[4]	112	92
	Fannie Mae Pool #FS8677 2.50% 4/1/2052[4]	80	66
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[4]	71	58
	Fannie Mae Pool #BU8905 2.50% 4/1/2052[4]	26	21
	Fannie Mae Pool #BV7702 2.50% 4/1/2052[4]	26	21
	Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]	75,987	67,981

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	USD164	$147
	Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	151	135
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	38,956	30,496
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	11,728	9,633
	Fannie Mae Pool #FS8650 2.50% 5/1/2052[4]	10,330	8,442
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[4]	2,080	1,699
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[4]	1,963	1,602
	Fannie Mae Pool #BV5577 2.50% 5/1/2052[4]	687	564
	Fannie Mae Pool #BW0160 2.50% 5/1/2052[4]	352	290
	Fannie Mae Pool #BW0462 2.50% 5/1/2052[4]	64	53
	Fannie Mae Pool #BT7826 2.50% 5/1/2052[4]	23	18
	Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	73,504	67,384
	Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	39,863	36,643
	Fannie Mae Pool #FS1948 4.00% 5/1/2052[4]	25	23
	Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	26	25
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[4]	9,782	7,642
	Fannie Mae Pool #BU8730 2.50% 6/1/2052[4]	11,773	9,667
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[4]	2,683	2,189
	Fannie Mae Pool #FS4710 2.50% 6/1/2052[4]	1,004	820
	Fannie Mae Pool #FS5035 2.50% 6/1/2052[4]	909	741
	Fannie Mae Pool #FS7056 2.50% 6/1/2052[4]	665	546
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	476	389
	Fannie Mae Pool #BV9975 2.50% 6/1/2052[4]	463	380
	Fannie Mae Pool #BW7323 2.50% 6/1/2052[4]	238	196
	Fannie Mae Pool #FS5172 2.50% 6/1/2052[4]	30	25
	Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	159	141
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[4]	49,429	45,304
	Fannie Mae Pool #BV9955 4.00% 6/1/2052[4]	28	26
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[4]	20,350	15,888
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[4]	95,184	77,666
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[4]	15,037	12,299
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[4]	1,046	858
	Fannie Mae Pool #BW0002 2.50% 7/1/2052[4]	482	394
	Fannie Mae Pool #BW4142 2.50% 7/1/2052[4]	303	249
	Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]	130,726	119,835
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]	16,280	14,925
	Fannie Mae Pool #CB4123 4.00% 7/1/2052[4]	881	808
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[4]	1,549	1,264
	Fannie Mae Pool #FS2535 2.50% 8/1/2052[4]	125	102
	Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	10,492	9,358
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	3,164	2,901
	Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	137	129
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[4]	8,751	8,480
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	129	131
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[4]	1,675	1,367
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[4]	1,251	1,029
	Fannie Mae Pool #BX3451 2.50% 9/1/2052[4]	367	302
	Fannie Mae Pool #BW9184 4.00% 9/1/2052[4]	5,828	5,343
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,437	4,067
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	2,388	2,189
	Fannie Mae Pool #BW6230 4.00% 9/1/2052[4]	919	841
	Fannie Mae Pool #BW7713 4.00% 9/1/2052[4]	829	760
	Fannie Mae Pool #BW7701 4.00% 9/1/2052[4]	115	105
	Fannie Mae Pool #BW6236 4.00% 9/1/2052[4]	24	22
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	28,861	27,181
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[4]	39,528	38,451
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]	20,700	20,052
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	235,866	183,859
	Fannie Mae Pool #BW9888 4.00% 10/1/2052[4]	7,633	6,987
	Fannie Mae Pool #BW8987 4.00% 10/1/2052[4]	7,489	6,865
	Fannie Mae Pool #BW1241 4.00% 10/1/2052[4]	6,956	6,373
	Fannie Mae Pool #BX2841 4.00% 10/1/2052[4]	100	92
	Fannie Mae Pool #BW7063 4.00% 10/1/2052[4]	85	78
	Fannie Mae Pool #CB4819 4.00% 10/1/2052[4]	27	24
	Fannie Mae Pool #CB4821 4.50% 10/1/2052[4,5]	262,063	247,103
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	29,411	28,488
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	7,176	7,104

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	USD6,491	$6,426
	Fannie Mae Pool #BX0449 4.00% 11/1/2052[4]	6,747	6,176
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[4]	3,616	3,315
	Fannie Mae Pool #FS5635 4.00% 11/1/2052[4]	215	196
	Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]	125,776	118,535
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	46,648	43,994
	Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]	25,027	24,239
	Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]	17,137	16,597
	Fannie Mae Pool #BX3687 4.00% 12/1/2052[4]	6,878	6,301
	Fannie Mae Pool #BW1385 4.00% 12/1/2052[4]	4,204	3,849
	Fannie Mae Pool #FS5701 4.00% 12/1/2052[4]	62	57
	Fannie Mae Pool #BX3198 4.00% 12/1/2052[4]	26	23
	Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]	1,879	1,826
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	45,576	45,115
	Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,346	1,331
	Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	835	827
	Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	695	688
	Fannie Mae Pool #MA4910 2.50% 1/1/2053[4]	4,229	3,462
	Fannie Mae Pool #BX4184 4.00% 1/1/2053[4]	4,230	3,875
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	213	195
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[4]	13,108	12,344
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[4]	94,156	91,201
	Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]	18,091	17,527
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	748	743
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	580	574
	Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	60	60
	Fannie Mae Pool #BW4964 2.50% 2/1/2053[4]	147	120
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[4]	23	19
	Fannie Mae Pool #CB6813 4.00% 2/1/2053[4]	8,434	7,728
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[4]	7,813	7,152
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[4]	1,115	1,021
	Fannie Mae Pool #BW5132 4.00% 2/1/2053[4]	97	89
	Fannie Mae Pool #CB5664 4.00% 2/1/2053[4]	52	48
	Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	170	160
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	14,260	14,092
	Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,078	1,065
	Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	524	519
	Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	81	80
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	31,825	32,483
	Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	282	289
	Fannie Mae Pool #CB6393 4.00% 3/1/2053[4]	8,616	7,896
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[4]	2,521	2,310
	Fannie Mae Pool #BT8069 4.00% 3/1/2053[4]	1,610	1,475
	Fannie Mae Pool #MA4962 4.00% 3/1/2053[4]	681	623
	Fannie Mae Pool #FS7751 4.00% 3/1/2053[4]	231	211
	Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	9,578	9,507
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	4,191	4,167
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,386	3,359
	Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,796	1,775
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	180	179
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	19,011	19,241
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[4]	13,115	12,005
	Fannie Mae Pool #BW4884 4.00% 4/1/2053[4]	12,978	11,889
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,452	4,991
	Fannie Mae Pool #CB7396 4.00% 4/1/2053[4]	284	260
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	34,513	32,500
	Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	12,832	12,088
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	48,228	46,585
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	4,708	4,651
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,077	3,042
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,844	2,813
	Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	855	846
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	773	765
	Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	418	413
	Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	133	131
	Fannie Mae Pool #FS4919 2.50% 5/1/2053[4]	66	54
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	48,660	44,548

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW4940 4.00% 5/1/2053[4]	USD1,589	$1,456
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[4]	401	367
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[4]	202	185
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	2,777	2,616
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	39,324	38,022
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	7,066	6,845
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	11,619	11,480
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	8,511	8,412
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	6,493	6,422
	Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	4,012	3,968
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,396	3,371
	Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	299	295
	Fannie Mae Pool #MA5063 2.50% 6/1/2053[4]	3,435	2,806
	Fannie Mae Pool #MA5054 4.00% 6/1/2053[4]	44,375	40,625
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[4]	785	719
	Fannie Mae Pool #BY4220 4.00% 6/1/2053[4]	549	502
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[4]	502	460
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[4]	60,714	58,721
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	69,362	68,636
	Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	16,221	16,030
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	4,041	3,994
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	347	344
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	6,627	6,830
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,296	2,353
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	1,714	1,759
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[4]	17,052	15,618
	Fannie Mae Pool #FS6638 4.00% 7/1/2053[4]	6,063	5,557
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	1,216	1,113
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[4]	38	35
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[4]	157,832	148,641
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,695	3,480
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	40,525	40,072
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[4]	7,975	8,183
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[4]	38,654	35,379
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	5,654	5,325
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[4]	97	96
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[4]	764	700
	Fannie Mae Pool #MA5135 4.00% 9/1/2053[4]	123	113
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[4]	64,287	63,526
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	10,469	10,406
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	72,784	73,201
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	5,501	5,434
	Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]	83,786	84,436
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	9,002	9,053
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[4]	5,594	5,120
	Fannie Mae Pool #CB8251 4.00% 11/1/2053[4]	1,860	1,703
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[4]	86	79
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[4]	180,170	174,289
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]	76,139	75,237
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	11,587	11,448
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	10,531	10,592
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[4]	3,524	3,617
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	35	36
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[4]	5,974	5,468
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[4]	4,646	4,253
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[4]	14,623	14,441
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[4]	8,855	8,748
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[4]	13,558	13,645
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[4]	19,910	20,369
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[4]	4,076	4,194
	Fannie Mae Pool #FS7880 2.50% 1/1/2054[4]	876	719
	Fannie Mae Pool #FS7058 2.50% 1/1/2054[4]	33	27
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[4]	65,700	60,134
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[4]	23,626	23,779
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[4]	42,810	43,831
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	1,860	1,909
	Fannie Mae Pool #MA5248 6.50% 1/1/2054[4]	81	83

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[4]	USD4,587	$4,199
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	9,923	9,585
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	13,737	13,566
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	10,570	10,438
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[4]	17,412	17,521
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[4]	5,080	5,107
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[4]	3,743	3,788
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]	65,725	67,133
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[4]	24,987	25,594
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[4]	10,954	11,220
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[4]	9,479	9,753
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[4]	168,408	158,567
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	28,203	27,852
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[4]	7,306	7,220
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[4]	602	594
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[4]	60,288	61,099
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[4]	24,504	24,834
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[4]	229	231
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[4]	3,972	4,083
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[4]	25,695	23,518
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[4]	9,247	9,149
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]	8,470	8,651
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[4]	4,376	4,506
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[4]	4,383	4,011
	Fannie Mae Pool #DB3607 4.00% 5/1/2054[4]	450	412
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[4]	56,686	56,313
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[4]	3,116	3,080
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	2,024	2,034
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[4]	21,182	21,640
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[4]	47,647	43,603
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	7,810	7,747
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	57,818	58,473
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	19,704	19,806
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	14,421	14,533
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	12,542	12,715
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	4,920	4,987
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[4]	1,468	1,501
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[4]	1,091	1,125
	Fannie Mae Pool #DB5795 6.50% 6/1/2054[4]	339	346
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[4]	39,605	36,243
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	23,901	23,673
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	15,198	15,009
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	13,475	13,349
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[4]	11,609	11,511
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	5,011	4,976
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	53,301	53,905
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[4]	47,524	48,179
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	41,562	42,079
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	28,669	28,817
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	20,001	20,247
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	12,506	12,587
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	10,782	10,925
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	9,003	9,105
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	8,454	8,508
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	5,865	5,938
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	5,615	5,644
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	127,511	130,272
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[4]	11,075	11,394
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[4]	7,926	8,153
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[4]	3,044	3,109
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[4]	1,675	1,731
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[4]	488	501
	Fannie Mae Pool #DB6947 6.50% 7/1/2054[4]	440	452
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[4]	283	291
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]	30,557	27,963
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[4]	34,999	33,886
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	2,673	2,642

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	USD95,666	$96,279
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	20,839	21,095
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	18,939	19,037
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	11,856	11,948
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	10,745	10,827
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	8,387	8,521
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	7,009	7,045
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	5,897	5,975
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	4,420	4,463
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	4,138	4,178
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[4]	14,012	14,396
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[4]	2,398	2,464
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[4]	46	47
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[4]	5,982	5,474
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[4]	44,036	43,522
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[4]	41,936	41,541
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[4]	25,983	25,779
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[4]	11,749	11,662
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[4]	1,032	1,019
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	21,523	21,866
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[4]	20,023	20,312
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[4]	15,998	16,253
	Fannie Mae Pool #FS9004 6.00% 9/1/2054[4]	11,734	11,849
	Fannie Mae Pool #BU5048 6.00% 9/1/2054[4]	6,562	6,652
	Fannie Mae Pool #MA5471 6.00% 9/1/2054[4]	4,070	4,091
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[4]	1,542	1,562
	Fannie Mae Pool #DC1349 6.50% 9/1/2054[4]	1,275	1,302
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[4]	40,914	37,441
	Fannie Mae Pool #DC4862 4.00% 10/1/2054[4]	63	58
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]	12,223	11,804
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[4]	15,704	15,882
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[4]	1,668	1,721
	Fannie Mae Pool #DC2680 6.50% 10/1/2054[4]	491	502
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[4]	62,768	57,440
	Fannie Mae Pool #DC2693 4.00% 11/1/2054[4]	2,000	1,831
	Fannie Mae Pool #DC6548 4.00% 11/1/2054[4]	821	752
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[4]	144	132
	Fannie Mae Pool #DC5704 4.00% 11/1/2054[4]	51	47
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[4]	89,147	83,904
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[4]	8,001	7,925
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[4]	16,243	16,450
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[4]	13,748	12,581
	Fannie Mae Pool #DC7366 4.00% 12/1/2054[4]	327	301
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[4]	244	229
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[4]	24,682	24,447
	Fannie Mae Pool #BU5234 5.50% 12/1/2054[4]	12,985	12,862
	Fannie Mae Pool #DC6842 5.50% 12/1/2054[4]	30	30
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[4]	38,919	39,469
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[4]	18,981	19,196
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[4]	1,863	1,910
	Fannie Mae Pool #MA5583 4.00% 1/1/2055[4]	15,806	14,460
	Fannie Mae Pool #MA5585 5.00% 1/1/2055[4]	52,613	50,809
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[4]	26,640	24,455
	Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	4,864	3,971
	Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	4,667	3,971
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	100,510	88,461
	Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	7,409	6,233
	Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	22,621	19,992
	Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	6,559	5,808
	Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	373	314
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	56,276	47,337
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	2,923	2,780
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	70,052	61,569
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	46,303	38,667
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[4]	25,430	20,278
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	47,808	39,906
	Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	30,250	25,795

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	USD49,064	$46,227
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[4]	15,237	12,708
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[4]	12,823	11,153
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[4]	15,228	13,245
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[4]	29,933	27,201
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.464% 12/25/2026[4,6]	27,168	26,130
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,6]	2,086	2,017
	Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.061% 6/25/2027[4,6]	2,245	2,168
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	231	197
	Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	1	1
	Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	1	1
	Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	5	5
	Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	29	30
	Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	1	1
	Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	12	12
	Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	27	27
	Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	10	10
	Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	31	32
	Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	24	23
	Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	160	152
	Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	8	8
	Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	5,788	5,329
	Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	2,860	2,635
	Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	125	125
	Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	35	35
	Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	59	56
	Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	5,973	5,502
	Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	294	305
	Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	16	16
	Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	69	70
	Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	99	95
	Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	1,868	1,814
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	88,841	74,278
	Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	155	153
	Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	126	122
	Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	73	71
	Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	116	116
	Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,166	1,810
	Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	279	271
	Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	19	18
	Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	368	335
	Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	23	21
	Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	303	277
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	175	165
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	146	138
	Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,551	1,454
	Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	7,733	7,047
	Freddie Mac Pool #760014 3.426% 8/1/2045[4,6]	581	571
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,188	2,979
	Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	2,962	2,767
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	11,680	10,199
	Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,344	2,185
	Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	521	486
	Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,512	1,359
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	255	245
	Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	6,869	6,390
	Freddie Mac Pool #760015 3.11% 1/1/2047[4,6]	4,125	3,922
	Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	1,943	1,869
	Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	20	18
	Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	9,385	8,687
	Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	4,877	4,387
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	125	112
	Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,494	1,387
	Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	14,600	12,712
	Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	14,256	12,800
	Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	4,574	4,113
	Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	6,910	6,417

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	USD26	$24
	Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	5,030	4,523
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	2,301	2,200
	Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,127	2,900
	Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	23,294	20,942
	Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	38,404	35,686
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	7,903	7,095
	Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	567	525
	Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	30,444	27,333
	Freddie Mac Pool #QB1968 2.50% 7/1/2050[4]	8,701	7,109
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[4]	2,791	2,280
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	1,863	1,604
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	13,986	11,014
	Freddie Mac Pool #QB3745 2.50% 9/1/2050[4]	112	92
	Freddie Mac Pool #RA3611 2.50% 9/1/2050[4]	48	40
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	5,906	5,080
	Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	14,431	11,408
	Freddie Mac Pool #QB4072 2.50% 10/1/2050[4]	1,967	1,608
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	89,447	70,923
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	81,072	63,709
	Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	18,034	14,876
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	16,761	13,807
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[4]	7,861	6,427
	Freddie Mac Pool #RA4216 2.50% 12/1/2050[4]	349	288
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	20,482	16,155
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	14,516	11,506
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	5,275	4,124
	Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	44,586	36,766
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[4]	70	57
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	42,317	33,061
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[4]	436	356
	Freddie Mac Pool #SD0578 2.50% 3/1/2051[4]	71	58
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[4]	13,346	10,901
	Freddie Mac Pool #QC0292 2.50% 4/1/2051[4]	9,944	8,195
	Freddie Mac Pool #QC0576 2.50% 4/1/2051[4]	104	85
	Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	54,305	42,865
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	10,599	8,382
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	192,469	158,727
	Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	10,822	8,905
	Freddie Mac Pool #RA5275 2.50% 5/1/2051[4]	843	691
	Freddie Mac Pool #QC1924 2.50% 5/1/2051[4]	472	385
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	3,628	3,114
	Freddie Mac Pool #QC3532 2.50% 6/1/2051[4]	1,992	1,625
	Freddie Mac Pool #SI2032 2.50% 6/1/2051[4]	462	377
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[4]	310	253
	Freddie Mac Pool #RA5559 2.50% 7/1/2051[4]	16,074	13,113
	Freddie Mac Pool #QC3654 2.50% 7/1/2051[4]	1,571	1,282
	Freddie Mac Pool #QC4231 2.50% 7/1/2051[4]	479	391
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	14,138	12,250
	Freddie Mac Pool #QC5574 2.50% 8/1/2051[4]	19,591	15,982
	Freddie Mac Pool #QC5137 2.50% 8/1/2051[4]	5,036	4,114
	Freddie Mac Pool #QC5142 2.50% 8/1/2051[4]	118	97
	Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	18,592	15,973
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	62,514	51,806
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	60,349	49,734
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	16,188	13,389
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[4]	4,900	3,998
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[4]	1,596	1,302
	Freddie Mac Pool #QC6225 2.50% 9/1/2051[4]	1,028	838
	Freddie Mac Pool #QC6516 2.50% 9/1/2051[4]	951	776
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[4]	838	683
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[4]	792	646
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[4]	359	293
	Freddie Mac Pool #QC6597 2.50% 9/1/2051[4]	26	21
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	19,971	17,248
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	3,492	2,999
	Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	9,035	7,064

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	USD51,180	$42,218
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[4]	35,473	28,938
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[4]	32,735	26,704
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[4]	14,801	12,070
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[4]	12,390	10,108
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[4]	8,480	6,918
	Freddie Mac Pool #QC8618 2.50% 10/1/2051[4]	6,330	5,212
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[4]	2,819	2,300
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[4]	1,056	861
	Freddie Mac Pool #SD6078 2.50% 10/1/2051[4]	804	656
	Freddie Mac Pool #QC9156 2.50% 10/1/2051[4]	212	174
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	49,959	42,879
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,488	3,874
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	5,367	4,245
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	218,187	180,819
	Freddie Mac Pool #RA6290 2.50% 11/1/2051[4]	1,246	1,017
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[4]	1,038	847
	Freddie Mac Pool #QC9944 2.50% 11/1/2051[4]	898	733
	Freddie Mac Pool #QC9941 2.50% 11/1/2051[4]	120	98
	Freddie Mac Pool #QD1746 2.50% 11/1/2051[4]	46	38
	Freddie Mac Pool #SD0759 2.50% 11/1/2051[4]	35	29
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	4,070	3,496
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	62,325	51,502
	Freddie Mac Pool #QD2621 2.50% 12/1/2051[4]	9,427	7,690
	Freddie Mac Pool #RA6492 2.50% 12/1/2051[4]	7,338	5,986
	Freddie Mac Pool #QD3619 2.50% 12/1/2051[4]	5,115	4,174
	Freddie Mac Pool #QD1626 2.50% 12/1/2051[4]	4,594	3,747
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[4]	4,523	3,690
	Freddie Mac Pool #QD3540 2.50% 12/1/2051[4]	2,601	2,140
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[4]	2,281	1,860
	Freddie Mac Pool #RA6493 2.50% 12/1/2051[4]	315	258
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	8,401	7,165
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	24,269	19,954
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[4]	9,534	7,773
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[4]	9,155	7,465
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	8,117	6,708
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[4]	5,897	4,809
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[4]	3,172	2,587
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[4]	3,050	2,494
	Freddie Mac Pool #QD5204 2.50% 1/1/2052[4]	610	502
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	9,451	8,153
	Freddie Mac Pool #RA6913 2.00% 2/1/2052[4]	6,188	4,830
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	811	633
	Freddie Mac Pool #QD6848 2.50% 2/1/2052[4]	5,036	4,128
	Freddie Mac Pool #SD2962 2.50% 2/1/2052[4]	1,225	1,005
	Freddie Mac Pool #QD5828 2.50% 2/1/2052[4]	903	741
	Freddie Mac Pool #QD6813 2.50% 2/1/2052[4]	559	459
	Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	457	376
	Freddie Mac Pool #RA6900 2.50% 2/1/2052[4]	421	346
	Freddie Mac Pool #RA6865 2.50% 2/1/2052[4]	226	186
	Freddie Mac Pool #SD0868 2.50% 2/1/2052[4]	224	183
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[4]	69	56
	Freddie Mac Pool #QD7219 2.50% 2/1/2052[4]	25	20
	Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	94,436	80,954
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	4,493	4,006
	Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11
	Freddie Mac Pool #QD9176 2.50% 3/1/2052[4]	2,626	2,141
	Freddie Mac Pool #RA7021 2.50% 3/1/2052[4]	821	674
	Freddie Mac Pool #QD9657 2.50% 3/1/2052[4]	710	582
	Freddie Mac Pool #QD8206 2.50% 3/1/2052[4]	661	543
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[4]	297	242
	Freddie Mac Pool #QE0588 2.50% 3/1/2052[4]	188	154
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[4]	147	120
	Freddie Mac Pool #RA8942 2.50% 3/1/2052[4]	129	106
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[4]	123	101
	Freddie Mac Pool #QD7993 2.50% 3/1/2052[4]	24	20
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	44,215	38,116

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	USD33,978	$28,099
	Freddie Mac Pool #QE0292 2.50% 4/1/2052[4]	3,045	2,496
	Freddie Mac Pool #QE0327 2.50% 4/1/2052[4]	2,199	1,793
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[4]	1,965	1,602
	Freddie Mac Pool #QE0800 2.50% 4/1/2052[4]	1,563	1,274
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[4]	1,546	1,270
	Freddie Mac Pool #QE2317 2.50% 4/1/2052[4]	1,279	1,049
	Freddie Mac Pool #QE0812 2.50% 4/1/2052[4]	1,176	964
	Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	526	430
	Freddie Mac Pool #QE5290 2.50% 4/1/2052[4]	465	380
	Freddie Mac Pool #QE2101 2.50% 4/1/2052[4]	395	324
	Freddie Mac Pool #QE0407 2.50% 4/1/2052[4]	374	306
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[4]	290	236
	Freddie Mac Pool #QE0025 2.50% 4/1/2052[4]	227	186
	Freddie Mac Pool #QD9323 2.50% 4/1/2052[4]	214	176
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[4]	25	21
	Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	9,141	7,785
	Freddie Mac Pool #SD8217 4.00% 4/1/2052[4]	48	44
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[4]	8,301	6,774
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[4]	5,194	4,241
	Freddie Mac Pool #QE2352 2.50% 5/1/2052[4]	1,513	1,240
	Freddie Mac Pool #QE1859 2.50% 5/1/2052[4]	380	312
	Freddie Mac Pool #QE2112 2.50% 5/1/2052[4]	241	197
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[4]	280,999	239,114
	Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	33,296	30,569
	Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	30,073	27,613
	Freddie Mac Pool #SD6496 2.00% 6/1/2052[4]	44,366	34,680
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[4]	12,937	10,100
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[4]	4,676	3,653
	Freddie Mac Pool #QE4044 2.50% 6/1/2052[4]	10,694	8,758
	Freddie Mac Pool #SD8219 2.50% 6/1/2052[4]	8,134	6,642
	Freddie Mac Pool #QE5159 2.50% 6/1/2052[4]	295	242
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[4]	175,789	149,621
	Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	39,656	36,744
	Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]	6,443	5,905
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	836	767
	Freddie Mac Pool #SD1288 4.00% 6/1/2052[4]	278	254
	Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	866	839
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[4]	194,204	158,348
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[4]	1,390	1,133
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[4]	961	784
	Freddie Mac Pool #SD8224 2.50% 7/1/2052[4]	480	392
	Freddie Mac Pool #SD3227 2.50% 7/1/2052[4]	33	27
	Freddie Mac Pool #SD4074 2.50% 7/1/2052[4]	30	24
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[4]	80,773	68,796
	Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]	12,970	11,889
	Freddie Mac Pool #QE6074 4.00% 7/1/2052[4]	479	439
	Freddie Mac Pool #QE5462 4.00% 7/1/2052[4]	396	363
	Freddie Mac Pool #QE8026 2.50% 8/1/2052[4]	4,215	3,453
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[4]	943	769
	Freddie Mac Pool #QE8522 2.50% 8/1/2052[4]	708	581
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	22,506	19,371
	Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	12,787	11,746
	Freddie Mac Pool #SD1441 4.00% 8/1/2052[4]	1,551	1,422
	Freddie Mac Pool #QE7412 4.00% 8/1/2052[4]	316	289
	Freddie Mac Pool #SD3246 4.00% 8/1/2052[4]	113	104
	Freddie Mac Pool #SD4554 4.00% 8/1/2052[4]	55	51
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]	37,783	35,630
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	7,808	7,357
	Freddie Mac Pool #SD6082 2.50% 9/1/2052[4]	807	658
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[4]	645	527
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[4]	304	248
	Freddie Mac Pool #SD5931 2.50% 9/1/2052[4]	42	35
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[4]	12,280	10,454
	Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	834	764
	Freddie Mac Pool #QF0666 4.00% 9/1/2052[4]	300	275
	Freddie Mac Pool #SD8244 4.00% 9/1/2052[4]	234	214

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	USD28,549	$26,911
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	8,982	8,464
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,326	5,022
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	53,387	51,738
	Freddie Mac Pool #SD8271 2.50% 10/1/2052[4]	18,552	15,127
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[4]	9,588	8,781
	Freddie Mac Pool #SD2079 4.00% 10/1/2052[4]	1,981	1,816
	Freddie Mac Pool #QF1925 4.00% 10/1/2052[4]	1,844	1,690
	Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	958	877
	Freddie Mac Pool #QF2023 4.00% 10/1/2052[4]	82	75
	Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	15	14
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	41,665	39,276
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,534	3,332
	Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	380	348
	Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	138,228	132,176
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	33,619	31,679
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	28,264	27,150
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[4]	3,087	2,626
	Freddie Mac Pool #QF3955 4.00% 12/1/2052[4]	4,178	3,826
	Freddie Mac Pool #QF5391 4.00% 12/1/2052[4]	77	70
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[4]	36,053	33,999
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	54,447	52,735
	Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]	24,001	23,253
	Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]	1,145	1,111
	Freddie Mac Pool #RA8303 5.50% 12/1/2052[4]	32,927	32,746
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,275	5,210
	Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	1,370	1,354
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[4]	12,279	12,427
	Freddie Mac Pool #SD8303 2.50% 1/1/2053[4]	573	469
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[4]	80	73
	Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]	127,336	123,299
	Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	12,045	11,667
	Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]	1,220	1,180
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	359	347
	Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,398	1,384
	Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,241	1,228
	Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	632	626
	Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	324	320
	Freddie Mac Pool #QF7871 2.50% 2/1/2053[4]	71	58
	Freddie Mac Pool #RA8625 2.50% 2/1/2053[4]	49	40
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[4]	1,444	1,323
	Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]	159,345	154,303
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[4]	24,096	23,334
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[4]	33,994	33,640
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	3,725	3,686
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	2,869	2,837
	Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	79	78
	Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	23,743	23,919
	Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	8,698	8,763
	Freddie Mac Pool #RA8676 2.50% 3/1/2053[4]	674	551
	Freddie Mac Pool #RA8666 4.00% 3/1/2053[4]	9,897	9,070
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]	1,669	1,529
	Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	54,674	51,489
	Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,607	3,401
	Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	166	156
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	16,980	16,789
	Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	477	473
	Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	76	75
	Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	64	64
	Freddie Mac Pool #RA9021 2.50% 4/1/2053[4]	603	493
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[4]	3,760	3,441
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	11,145	10,795
	Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	54,396	53,778
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	7,770	7,687
	Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	236	233
	Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	51	50
	Freddie Mac Pool #RA9338 2.50% 5/1/2053[4]	24	20

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[4]	USD20,924	$19,151
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[4]	595	545
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,644	3,436
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	362,030	349,972
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	166,581	164,712
	Freddie Mac Pool #SD2882 5.50% 5/1/2053[4]	50,938	50,324
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	29,470	29,156
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[4]	25,639	25,995
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[4]	5,985	5,478
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	92,770	89,753
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	17,134	16,935
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	14,565	14,403
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,306	2,288
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[4]	39,786	40,340
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	14,248	14,412
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	13,066	13,248
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	9,141	9,248
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	6,559	6,718
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	2,942	3,028
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	2,589	2,656
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	2,432	2,512
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,373	2,452
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	1,713	1,773
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	1,290	1,331
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	920	942
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	670	701
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[4]	18,208	16,669
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	408	394
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	72,653	71,840
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[4]	10,430	10,318
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[4]	20,390	20,653
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	667	678
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	499	501
	Freddie Mac Pool #RA9735 2.50% 8/1/2053[4]	1,458	1,191
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[4]	34,492	31,573
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[4]	155,858	150,653
	Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	30,282	29,931
	Freddie Mac Pool #SD3559 5.50% 8/1/2053[4]	22,276	22,153
	Freddie Mac Pool #QG9352 6.00% 8/1/2053[4]	15,003	15,184
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	332	334
	Freddie Mac Pool #RJ0147 2.50% 9/1/2053[4]	50	41
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	52,428	51,832
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[4]	57,108	57,863
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	31,461	31,644
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[4]	14,301	14,455
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]	151,314	154,829
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[4]	131	120
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[4]	6,202	6,000
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[4]	179,195	180,187
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[4]	15,542	14,224
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]	3,870	3,644
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	81,067	78,357
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[4]	16,975	16,407
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	38,893	38,444
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	595	611
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[4]	810	741
	Freddie Mac Pool #QH6797 4.00% 12/1/2053[4]	171	156
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[4]	4,229	3,981
	Freddie Mac Pool #SD8384 6.00% 12/1/2053[4]	54,093	54,397
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[4]	9,311	9,426
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	5,097	5,290
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[4]	32,042	29,324
	Freddie Mac Pool #SD6706 4.50% 1/1/2054[4]	61,816	58,204
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[4]	22,699	21,369
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[4]	10,385	10,684
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[4]	4,439	4,545
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[4]	745	763

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]	USD6,726	$6,981
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[4]	13,172	12,055
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[4]	796	730
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	133	131
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	31,605	31,774
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[4]	22,963	23,085
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[4]	12,615	12,765
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[4]	4,838	4,863
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[4]	28,417	29,256
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]	3,602	3,679
	Freddie Mac Pool #SD8424 4.00% 3/1/2054[4]	4,542	4,156
	Freddie Mac Pool #RJ1871 4.00% 3/1/2054[4]	1,311	1,200
	Freddie Mac Pool #QI1723 4.00% 3/1/2054[4]	43	39
	Freddie Mac Pool #SD8407 5.00% 3/1/2054[4]	12,793	12,356
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	48,344	47,742
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[4]	25,987	26,152
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[4]	3,020	3,090
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[4]	41,276	37,772
	Freddie Mac Pool #QI3509 4.00% 4/1/2054[4]	970	887
	Freddie Mac Pool #QI3594 4.00% 4/1/2054[4]	192	175
	Freddie Mac Pool #RJ1263 5.50% 4/1/2054[4]	27,189	26,869
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[4]	15,130	15,027
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[4]	11,331	11,198
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[4]	48,470	49,013
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[4]	16,457	16,656
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	6,384	6,436
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[4]	5,298	5,446
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[4]	5,971	5,464
	Freddie Mac Pool #RJ1498 4.00% 5/1/2054[4]	1,997	1,828
	Freddie Mac Pool #QI5786 4.00% 5/1/2054[4]	675	617
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[4]	15,828	15,288
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[4]	17,084	16,949
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[4]	135,850	136,574
	Freddie Mac Pool #RJ1431 6.00% 5/1/2054[4]	11,904	12,067
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	8,436	8,540
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[4]	9,053	9,317
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[4]	5,246	5,396
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	30,162	29,875
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	3,971	3,937
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[4]	246,362	247,681
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	13,178	13,329
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	734	743
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	511	517
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[4]	4,911	5,062
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[4]	3,815	3,932
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[4]	2,529	2,586
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[4]	1,196	1,230
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[4]	368	376
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[4]	13,464	12,319
	Freddie Mac Pool #SD8458 4.00% 7/1/2054[4]	8,686	7,947
	Freddie Mac Pool #QI9870 4.00% 7/1/2054[4]	1,997	1,827
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	7,643	7,585
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	6,650	6,587
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	6,139	6,066
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	80,001	80,906
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	58,527	59,505
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	43,605	44,094
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	42,446	42,938
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	23,072	23,378
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	12,884	12,992
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	8,213	8,274
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	5,203	5,236
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	3,674	3,713
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[4]	63,032	64,365
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[4]	12,814	13,107
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[4]	4,764	4,900
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[4]	4,281	4,400

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ1153 4.00% 8/1/2054[4]	USD1,997	$1,827
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[4]	11,098	10,746
	Freddie Mac Pool #RJ2194 5.00% 8/1/2054[4]	8,168	7,914
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[4]	8,015	7,776
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[4]	7,224	6,984
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	39,927	39,461
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	27,471	27,278
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	27,354	27,061
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	23,179	22,959
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[4]	13,418	13,326
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[4]	11,966	11,878
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	4,129	4,096
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	443,626	445,918
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[4]	132,754	134,385
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[4]	107,155	107,807
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[4]	73,269	74,435
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[4]	62,369	62,843
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[4]	50,133	50,854
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[4]	48,013	48,527
	Freddie Mac Pool #SD6045 6.00% 8/1/2054[4]	25,996	26,315
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	13,058	13,266
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[4]	138,310	141,298
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	20,702	21,391
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[4]	12,097	12,465
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[4]	10,886	11,248
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[4]	7,956	8,167
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[4]	4,905	5,021
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[4]	4,100	4,218
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[4]	2,749	2,828
	Freddie Mac Pool #QJ3674 4.00% 9/1/2054[4]	715	654
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[4]	87	79
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[4]	28,617	28,256
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[4]	7,704	7,614
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[4]	4,763	4,728
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[4]	3,228	3,205
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[4]	2,889	2,862
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	2,664	2,636
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[4]	2,065	2,039
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	318,927	321,065
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[4]	80,454	81,315
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	50,928	51,473
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[4]	35,904	36,203
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	25,236	25,638
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	23,337	23,623
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	21,448	21,739
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	14,027	14,134
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[4]	8,889	9,185
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[4]	3,550	3,652
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[4]	2,144	2,206
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[4]	1,880	1,927
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[4]	1,640	1,679
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[4]	1,373	1,411
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[4]	1,085	1,111
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[4]	1,021	1,048
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[4]	609	623
	Freddie Mac Pool #QJ3931 6.50% 9/1/2054[4]	500	511
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[4]	360	368
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[4]	21,682	19,836
	Freddie Mac Pool #QJ6926 4.00% 10/1/2054[4]	4,993	4,568
	Freddie Mac Pool #QJ5728 4.00% 10/1/2054[4]	3,090	2,827
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[4]	59,410	55,906
	Freddie Mac Pool #RJ2622 5.50% 10/1/2054[4]	145,900	144,877
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[4]	28,956	28,591
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[4]	227,702	231,042
	Freddie Mac Pool #QJ5370 6.00% 10/1/2054[4]	7,425	7,523
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[4]	277	279
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[4]	361	369

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[4]	USD296	$303
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[4]	25,470	23,302
	Freddie Mac Pool #QJ9488 4.00% 11/1/2054[4]	5,770	5,279
	Freddie Mac Pool #QJ8917 4.00% 11/1/2054[4]	582	532
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]	74,619	70,219
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[4]	22,781	21,459
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	6,925	6,516
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[4]	78,009	75,336
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[4]	23,158	22,364
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[4]	63,448	62,706
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[4]	50,592	49,954
	Freddie Mac Pool #RJ2845 6.00% 11/1/2054[4]	46,638	47,166
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[4]	11,966	12,033
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[4]	17,283	15,811
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]	31,337	29,488
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[4]	107,735	104,042
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[4]	106,087	102,713
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[4]	191,414	189,001
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[4]	26,306	26,055
	Freddie Mac Pool #RJ3078 5.50% 12/1/2054[4]	15,758	15,603
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[4]	6,594	6,531
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	198	196
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[4]	18,551	16,972
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[4]	18,918	18,270
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[4]	309	315
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[4]	49,523	42,206
	Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[4,6]	660	600
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	32	33
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	2,931	2,922
	Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]	557	555
	Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,6]	15	15
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	970	965
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,763
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	1,220	1,214
	Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	1,019	1,010
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,6]	18,357	18,237
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,136	26,802
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[4]	45,775	46,611
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	22,856
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	9,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,6]	12,802	11,906
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,466	4,142
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,6]	7,766	7,327
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	29,625	27,339
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,6]	28,595	26,438
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,6]	6,365	5,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,290	4,687
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	17,551	16,744
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	13,025	11,421
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	46,948	44,306
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	30,141	27,598
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[4]	14,148	12,215
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	6,019	5,784

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	USD24,325	$22,940
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	22,495	21,516
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	8,291	7,700
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	4,044	3,659
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,211
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	10,846	10,257
	Government National Mortgage Assn. 2.00% 1/1/2055[4,7]	41,084	32,864
	Government National Mortgage Assn. 3.00% 1/1/2055[4,7]	36,475	31,634
	Government National Mortgage Assn. 3.50% 1/1/2055[4,7]	60,163	53,782
	Government National Mortgage Assn. 5.00% 1/1/2055[4,7]	39,474	38,297
	Government National Mortgage Assn. 5.50% 1/1/2055[4,7]	172,916	171,514
	Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	658	684
	Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	2,742	2,593
	Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	31	30
	Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	56	54
	Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,416	2,334
	Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	18,555	16,344
	Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	8,754	8,194
	Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,560	1,455
	Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	1,833	1,710
	Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	14,839	13,861
	Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	16,307	15,232
	Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	17,926	16,183
	Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	2,945	2,825
	Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	379	353
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,050	1,007
	Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	18,264	16,480
	Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	780	747
	Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	310	296
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	434	415
	Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	3,625	3,460
	Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	305	292
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]	110,448	88,602
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	201	167
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]	96,618	77,489
	Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	309	296
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	6,939	6,654
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]	78,629	65,748
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	18,593	15,272
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	6,757	5,549
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,165	1,825
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]	12,871	10,762
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[4]	61,944	51,794
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	1,848	1,536
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[4]	39,698	33,193
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	608	505
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	428	353
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[4]	6,396	5,348
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[4]	29,149	25,304
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[4]	122,298	109,428
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]	352	295
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]	37,585	32,668
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[4]	21,789	19,496
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]	38,205	34,185
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4,5]	210,530	194,109
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]	17,622	15,768
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]	1,954	1,802
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]	20,567	18,963
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[4]	18,456	17,017
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[4]	12,056	11,116
	Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]	748	727

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	USD673	$584
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]	18,358	17,375
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]	39,946	38,832
	Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]	28,897	28,079
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]	47,093	44,567
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]	139,952	136,008
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[4]	56,814	52,382
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[4]	149,743	138,038
	Government National Mortgage Assn. Pool #710085 4.941% 9/20/2061[4]	2	2
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	31,220	22,794
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[4,7]	89,826	79,332
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[4,7]	58,081	52,749
	Uniform Mortgage-Backed Security 3.50% 1/1/2040[4,7]	40,000	37,809
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[4,7]	41,500	39,842
	Uniform Mortgage-Backed Security 2.00% 2/1/2040[4,7]	39,174	34,621
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[4,7]	88,008	68,488
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[4,7]	707,465	576,307
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[4,7]	126,733	107,654
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,7]	451,889	399,729
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,7]	27,149	25,537
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[4,7]	129,430	124,930
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,7]	453,514	455,675
	Uniform Mortgage-Backed Security 2.50% 2/1/2055[4,7]	213,102	173,628
	Uniform Mortgage-Backed Security 3.50% 2/1/2055[4,7]	199,112	176,098
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[4,7]	72,343	66,149
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,7]	33,419	31,420
			24,999,643

Commercial mortgage-backed securities 1.03%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[4,8]	4,557	4,300
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,8]	21,941	21,071
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[4,6,8]	3,356	3,382
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[4,6,8]	8,855	8,844
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.744% 3/15/2032[4,6]	5,000	5,170
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[4,6]	11,777	11,611
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,275
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	384
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[4]	5,575	5,270
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[4]	2,860	2,847
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[4,6]	4,739	4,897
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]	21,470	22,440
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,6]	6,605	7,002
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[4]	27,528	28,032
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[4]	9,565	9,837
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[4]	40,446	41,647
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[4,6]	36,065	37,185
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[4,6]	13,271	13,622
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	765
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	489	468
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,6]	9,618	9,374
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	5,772	5,181
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	7,968
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	15,671
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[4,6]	1,960	1,886
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[4]	13,312	13,491
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[4,6]	7,890	8,313
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[4]	12,680	12,900
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,837
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,6]	3,812	3,658
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,572

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	USD17,048	$14,618
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,6]	11,156	10,830
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]	21,652	18,051
	Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	3,260
	Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	5,468
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]	2,138	1,809
	Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]	4,870	4,050
	Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	8,840	7,492
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[4,6]	8,696	9,047
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	7,267
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[4]	22,993	23,393
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[4,6]	4,080	4,173
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[4]	4,287	4,306
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[4]	23,565	24,287
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[4]	6,948	7,150
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.889% 8/15/2026[4,6,8]	16,079	16,132
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[4,6]	7,920	7,773
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[4]	4,929	5,063
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,6]	44,520	46,431
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[4,6]	25,283	26,659
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[4,6]	2,210	2,318
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,6]	26,680	28,298
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[4]	2,293	2,302
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[4,6]	48,510	49,448
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,6]	10,030	10,209
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.769% 6/15/2041[4,6,8]	14,969	15,044
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.318% 8/15/2041[4,6,8]	18,000	18,111
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[4,6,8]	33,495	33,665
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[4,6,8]	30,020	30,071
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.149% 12/15/2039[4,6,8]	4,438	4,443
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 11/15/2026[4,6,8]	47,162	47,205
	BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.139% 11/15/2026[4,6,8]	8,829	8,840
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[4,6,8]	21,728	21,811
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[4,6,8]	41,921	42,009
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[4,6,8]	41,010	40,822
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,6,8]	43,661	43,596
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[4,6,8]	1,123	1,119
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,6,8]	73,046	72,877
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[4,6,8]	23,226	23,176
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[4,6,8]	21,575	21,619
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.236% 4/15/2037[4,6,8]	3,062	3,072
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[4,6,8]	47,864	47,819
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[4,6,8]	39,426	39,406
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[4,6,8]	20,501	20,454
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[4,6,8]	117,752	118,745

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[4,6,8]	USD1,022	$1,028
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[4,6,8]	62,992	62,307
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[4,6,8]	40,578	40,805
	BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.289% 11/15/2041[4,6,8]	12,691	12,743
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.585% 3/15/2035[4,6,8]	11,185	11,250
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[4,6,8]	15,062	15,145
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[4,6,8]	11,339	11,420
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[4,6,8]	36,135	36,371
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	12,348
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,6,8]	20,000	20,671
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,6,8]	55,899	56,857
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040[4,6,8]	9,877	9,949
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[4,6,8]	4,900	4,878
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,347
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	777
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	14,780	14,731
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	675	672
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,6]	1,000	940
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,8]	36,773	37,742
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,8]	7,074	7,284
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[4,6,8]	12,887	13,047
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[4,6,8]	5,439	5,618
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	533
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[4,6,8]	14,463	14,612
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[4,6,8]	13,140	13,276
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[4,6,8]	25,401	25,434
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[4,6,8]	12,680	12,699
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[4,6,8]	9,649	9,671
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[4,6,8]	4,247	4,263
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,6,8]	16,204	16,254
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,8]	12,117	12,524
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.208% 8/15/2039[4,6,8]	18,000	18,077
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,8]	21,824	18,336
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[4,6,8]	46,773	47,020
	GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	863	858
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[4,6,8]	5,265	5,235
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[4,6,8]	9,579	9,522
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,717
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	385
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	17,216
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	8,183
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,6,8]	2,956	2,974
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[4,6]	4,325	4,336
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,426

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	USD930	$882
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,8]	34,220	31,569
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,8]	8,773	7,863
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,6,8]	2,318	2,037
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,6]	8,015	7,792
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[4,6,8]	26,359	26,427
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,8]	59,217	54,434
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[4,6,8]	4,914	4,913
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	306	305
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,591
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	946
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,417
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[4,6]	1,460	1,320
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[4,6,8]	16,453	17,197
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[4,6,8]	23,537	23,561
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,8]	21,946	18,460
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[4,6,8]	24,843	24,830
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[4,6,8]	54,009	53,903
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.889% 11/15/2041[4,6,8]	38,000	38,106
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.239% 11/15/2041[4,6,8]	7,053	7,075
	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.638% 11/15/2041[4,6,8]	1,728	1,734
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	9,085	9,009
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	439
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,802
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,652
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[4,6]	6,450	5,947
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[4]	3,008	3,128
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[4]	11,965	12,338
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[4,6]	15,633	16,105
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	775
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[4,6,8]	65,442	66,218
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[4,6,8]	8,656	8,812
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[4,6,8]	3,712	3,783
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[4,6,8]	5,353	5,481
			2,430,970

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.81%
	Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[4,8,9]	USD8,547	$8,576
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[4,8,9]	24,545	24,552
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[4,8,9]	20,193	20,118
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,6,8]	4,365	3,815
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,8]	397	377
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,8,9]	13,707	12,980
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[4,8,9]	10,212	9,758
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[4,8,9]	9,395	9,001
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,6,8]	7,183	6,577
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,6,8]	2,603	2,412
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,6,8]	2,449	2,388
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,8]	5,277	4,771
	BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[4,8,9]	4,011	4,046
	BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[4,8,9]	17,739	17,830
	BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[4,8,9]	36,461	36,421
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,8,9]	23,939	23,782
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[4,8,9]	8,708	8,708
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,6,8]	1,334	1,321
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,6,8]	11,342	11,187
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[4,6,8]	61,402	59,598
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[4,8]	6,817	6,625
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[4,6,8]	11,851	10,231
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[4,6,8]	7,527	6,648
	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.901% 12/25/2033[4,6]	224	228
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,6,8]	24,274	22,577
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,6,8]	616	565
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[4,8,9]	10,436	10,409
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,6,8]	11,132	9,785
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[4,6,8]	3,370	3,418
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[4,6,8]	33,250	34,198
	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 1/25/2043[4,6,8]	19,023	19,475
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,6,8]	75,090	80,314
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,6,8]	12,093	12,219
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,6,8]	46,402	48,949
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,6,8]	13,073	13,126
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 7.269% 7/25/2043[4,6,8]	34,732	36,130
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.069% 10/25/2043[4,6,8]	4,818	4,844
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[4,6,8]	4,820	4,827
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,6,8]	6,104	6,172
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[4,6,8]	3,572	3,578
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[4,6,8]	6,661	6,733
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[4,6,8]	2,332	2,334

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,6,8]	USD3,348	$3,366
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.719% 9/25/2044[4,6,8]	6,947	6,974
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[4,6,8]	3,843	3,867
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,8]	8,894	8,671
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	54	55
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	178	186
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	591	580
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[4,6,8]	6,643	6,421
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[4,6,8]	11,817	11,656
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.196% 8/1/2054[4,6,8]	7,600	7,345
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,8]	12,164	13,573
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,8]	52,477	58,105
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,8]	1,971	2,010
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,6,8]	15,277	12,213
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,6,8]	17,152	13,711
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.869% 2/25/2042[4,6,8]	4,226	4,234
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[4,6,8]	4,692	4,753
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,6,8]	4,587	4,755
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.919% 5/25/2042[4,6,8]	13,523	14,161
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[4,6,8]	7,080	7,292
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.069% 6/25/2042[4,6,8]	7,690	8,255
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[4,6,8]	2,419	2,442
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[4,6,8]	6,318	6,366
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[4,6,8]	6,235	6,260
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[4,6,8]	48,539	48,761
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[4,6,8]	9,954	9,959
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.619% 10/25/2044[4,6,8]	9,701	9,727
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[4,6,8]	2,570	2,582
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,8,9]	6,053	6,089
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,6,8]	20,059	17,913
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[4,8,9]	12,703	12,303
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,8]	14,790	14,035
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[4,8,9]	15,433	15,489
	HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[4,8,9]	8,134	8,171
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,8,9]	4,826	4,877
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,8,9]	7,658	7,673
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[4,6,8]	8,025	8,047

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[4,8,9]	USD5,195	$5,197
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[4,8,9]	10,209	10,190
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[4,8,9]	18,605	18,776
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,6,8]	3,707	3,600
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[4,6,8]	22,224	22,517
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[4,8,9]	19,859	20,058
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,6,8]	513	493
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,6,8]	2,560	2,360
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[4,6,8]	7,198	7,086
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,8,9]	4,977	5,004
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,8,9]	8,824	8,875
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[4,6,8]	9,909	9,678
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[4,8,9]	39,631	38,609
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[4,8,9]	45,477	44,887
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[4,8,9]	14,502	14,587
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[4,8,9]	7,502	7,583
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,8,9]	8,245	8,316
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[4,8,9]	34,911	35,218
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[4,8,9]	43,864	44,273
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[4,8,9]	15,469	15,316
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[4,8,9]	13,667	13,720
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[4,8,9]	13,084	13,081
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[4,6,8]	8,204	8,198
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,6,8]	15,177	13,148
	Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[4,8]	12,820	11,684
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[4,8]	8,057	7,328
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[4,8]	17,989	17,437
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[4,8]	18,836	18,026
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,8]	7,528	7,218
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[4,8]	17,287	16,109
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[4,8]	14,539	13,507
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[4,6,8]	5,757	5,196
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[4,6,8]	3,551	3,269
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[4,8]	50,549	46,189
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[4,6,8]	40,321	40,520
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,6,8]	2,625	2,607
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,6,8]	1,098	1,094
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[4,6,8]	9,945	9,713
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[4,6,8]	5,300	5,244
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,6,8]	8,460	8,215
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,6,8]	9,394	9,208
	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[4,6,8]	13,191	12,884
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,6,8]	1,769	1,726
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,8]	452	406
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.777% 11/25/2060[4,6,8]	6,124	5,860
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,8]	15,979	15,186
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[4,6,8]	6,740	6,640
	Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.163% 7/25/2065[4,6,8]	2,842	2,777

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,8]	USD2,166	$2,077
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[4,8]	3,433	3,392
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]	7,964	7,888
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]	1,718	1,688
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[4,8]	3,464	3,435
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[4,8]	5,757	5,633
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[4,8]	1,893	1,843
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[4,8]	33,736	32,764
	Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[4,8]	9,692	9,444
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[4,8]	19,000	18,326
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,8,9]	8,206	8,220
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,8,9]	2,127	2,134
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,8,9]	21,030	21,209
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[4,8,9]	49,496	49,841
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[4,8,9]	30,867	31,153
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,8,9]	9,545	9,624
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[4,8,9]	3,256	3,280
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,8,9]	4,140	4,177
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[4,8,9]	11,015	11,066
	Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[4,8,9]	3,431	3,440
	Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[4,6,8]	6,319	6,275
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[4,8,9]	16,212	16,095
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[4,6,8]	15,932	15,857
	Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[4,8,9]	5,606	5,581
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,6,8]	13,841	13,905
			1,911,640
	Total mortgage-backed obligations		29,342,253
Corporate bonds, notes & loans 6.57%
Financials 3.01%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,238
	AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,568
	AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,282
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,9]	41,000	41,771
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[8,9]	23,775	24,858
	Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,523
	Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,491
	Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[9]	32,000	31,651
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[9]	EUR5,663	6,259
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[9]	10,662	12,322
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[9]	11,380	12,498
	American Express Co. 2.25% 3/4/2025	USD20,000	19,940
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[9]	18,805	19,045
	American Express Co. 2.55% 3/4/2027	13,925	13,333
	American Express Co. 5.85% 11/5/2027	3,900	4,021
	American Express Co. (USD-SOFR + 0.93%) 6.113% 7/26/2028[6]	20,000	20,117
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[9]	10,421	11,142
	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[9]	15,687	14,894
	American International Group, Inc. 5.125% 3/27/2033	19,135	18,909
	American International Group, Inc. 4.375% 6/30/2050	169	140
	Aon North America, Inc. 5.15% 3/1/2029	15,000	15,052
	Aon North America, Inc. 5.45% 3/1/2034	5,000	4,995

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	USD13,844	$13,787
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	22,682	22,126
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	193
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	10,991	10,562
	Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[8]	4,676	4,994
	Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028)[9]	EUR6,200	7,358
	Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[9]	23,800	25,343
	Banco Santander, SA 2.746% 5/28/2025	USD9,400	9,312
	Banco Santander, SA 5.147% 8/18/2025	9,200	9,211
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[9]	20,600	19,485
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	15,845	14,373
	Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,713	2,637
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]	19,918	19,979
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	4,654	4,605
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	22,215	22,266
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[9]	42,684	40,936
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[9]	34,942	35,113
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	38,335	34,808
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	13,232	13,562
	Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029)[9]	6,366	5,868
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[9]	18,262	16,511
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	220	185
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	21,546	18,008
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]	57,485	47,947
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	37,749	37,446
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]	11,534	11,851
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	14,775	14,798
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[8,9]	5,000	5,043
	Bank of Montreal 5.203% 2/1/2028	5,000	5,040
	Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[9]	15,000	15,065
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[9]	18,829	19,332
	Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]	4,444	4,411
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[9]	27,889	27,932
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[9]	20,000	19,955
	Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]	5,613	5,399
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[9]	14,993	14,928
	Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,159
	Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,215
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,750
	Banque Federative du Credit Mutuel 5.088% 1/23/2027[8]	USD20,000	20,049
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[9]	25,000	25,273
	Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[9]	10,000	10,404
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[8]	7,000	7,208
	Blackstone, Inc. 5.00% 12/6/2034	13,000	12,574
	BNP Paribas SA 4.375% 9/28/2025[8]	5,700	5,662
	BNP Paribas SA 4.375% 5/12/2026[8]	6,350	6,284
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,9]	36,352	34,560
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,9]	41,588	37,261
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[8,9]	83,320	83,461
	BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[8,9]	3,708	3,671
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,9]	5,501	4,679

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BPCE SA 1.625% 1/14/2025[8]	USD17,828	$17,810
	BPCE SA 1.00% 1/20/2026[8]	8,345	8,026
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	12,975	12,639
	BPCE SA 0.895% 12/14/2026	JPY400,000	2,529
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,9]	USD22,514	22,692
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[8,9]	28,000	29,140
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[8,9]	22,000	22,122
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,9]	1,750	1,727
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[8,9]	33,000	32,724
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,9]	3,600	3,690
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[8,9]	51,174	51,693
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[8,9]	600	638
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[8,9]	8,050	8,129
	Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,018
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,164
	Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,481
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[9]	8,481	8,311
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	22,000	21,989
	Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[9]	21,500	21,438
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	6,835	6,931
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[9]	35,961	36,080
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	11,688	11,882
	CFAMC III Co., Ltd. 4.75% 4/27/2027	489	477
	Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,593
	Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,356
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[9]	12,000	12,252
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[9]	20,000	20,853
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	15,000	15,756
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	8,995
	Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	16,990
	Citibank, NA 4.838% 8/6/2029	2,250	2,241
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]	813	811
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	48,294	48,569
	Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[9]	5,000	4,803
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[9]	19,351	18,431
	Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[9]	10,649	10,441
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	15,570	14,978
	Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[9]	30,000	29,120
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	72,472	72,438
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[9]	65,140	63,311
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	31,779	28,675
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	84,515	73,691
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	4,382	3,655
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	12,294	11,886
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	6,900	7,032
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	58,239	59,116
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[9]	45,156	45,329
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[9]	16,750	17,668
	CME Group, Inc. 3.75% 6/15/2028	2,230	2,172
	Corebridge Financial, Inc. 3.50% 4/4/2025	7,305	7,280
	Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,629
	Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,761
	Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,554
	Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,351
	Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,337
	Corebridge Global Funding 5.75% 7/2/2026[8]	5,569	5,651

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Corebridge Global Funding 4.65% 8/20/2027[8]	USD15,470	$15,422
	Corebridge Global Funding 5.20% 6/24/2029[8]	15,000	15,093
	Corebridge Global Funding 4.90% 12/3/2029[8]	15,000	14,899
	Crédit Agricole SA 4.375% 3/17/2025[8]	5,460	5,449
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,9]	17,106	16,859
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,9]	13,656	13,118
	Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[8,9]	10,125	10,003
	Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[8,9]	7,000	7,002
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[8,9]	30,000	30,262
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[8,9]	37,800	35,764
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,9]	14,225	14,022
	Deutsche Bank AG 4.10% 1/13/2026	21,547	21,430
	Deutsche Bank AG 4.10% 1/13/2026	5,139	5,104
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[9]	8,105	8,160
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	6,876	6,702
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	78,004	74,168
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	150,778	143,446
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[9]	48,842	49,372
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	74,614	77,495
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	55,895	58,510
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[9]	12,476	12,199
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	29,035	26,080
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,9]	41,250	41,548
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[9]	EUR25,426	29,174
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[9]	10,003	11,253
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[9]	2,383	2,523
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[9]	49,115	54,126
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	789
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	4,290	4,452
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[9]	3,499	3,452
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[9]	58,605	59,278
	Fiserv, Inc. 3.50% 7/1/2029	1,077	1,011
	Five Corners Funding Trust III 5.791% 2/15/2033[8]	7,000	7,190
	Five Corners Funding Trust IV 5.997% 2/15/2053[8]	384	388
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	15,000	14,404
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	24,250	22,939
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	107,869	102,388
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	50,192	47,878
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	29,455	28,647
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[9]	14,550	15,250
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	49,057	50,084
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[9]	41,864	41,629
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[9]	56,285	55,126
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	9,645	7,963
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[9]	7,555	6,389
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	76,700	66,126
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[9]	543	533
	HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[9]	3,250	3,298
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[9]	18,878	19,085
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	13,250	14,046
	HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[9]	54,000	53,997
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]	33,335	29,955
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	4,000	3,400
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	4,307	3,635
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[9]	11,992	12,450
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[9]	18,681	18,819
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[9]	2,022	2,137
	Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[9]	20,000	20,022
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[9]	45,000	45,889
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,474
	Intesa Sanpaolo SpA 7.00% 11/21/2025[8]	2,550	2,594

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	USD70,094	$67,745
	Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	43,573	41,736
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,9]	24,225	27,187
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,9]	16,555	17,701
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[9]	3,704	3,683
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	27,833	27,765
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	13,649	13,116
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[9]	20,000	20,474
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	21,182	21,263
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	6,992	6,727
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[9]	25,109	25,539
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]	13,860	13,697
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[9]	27,745	27,838
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	33,582	33,577
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[9]	32,983	32,696
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[9]	12,599	12,265
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[9]	21,519	21,740
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]	18,342	19,029
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	3,367	3,365
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	33,925	34,605
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[9]	4,546	4,528
	JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029)[9]	10,649	9,597
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[9]	21,485	21,082
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	102	90
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]	5,300	5,604
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[9]	53	52
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[9]	11,025	10,627
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[9]	28,000	27,350
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,9]	7,675	7,806
	KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029)[8,9]	18,322	18,041
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[8,9]	9,200	9,522
	KfW 0.375% 7/18/2025	7,671	7,508
	KfW 5.125% 9/29/2025	40,003	40,225
	Kookmin Bank 5.375% 5/8/2027[8]	19,600	19,905
	Korea Exchange Bank 5.375% 4/23/2027[8]	8,750	8,886
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]	22,400	22,346
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	1,000	957
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[9]	35,000	35,527
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[9]	8,800	8,876
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	36,042	35,085
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[9]	4,050	4,127
	Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[9]	14,229	14,473
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[9]	3,088	3,077
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[9]	39,269	42,106
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[9]	42,000	43,068
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[9]	27,184	26,044
	Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,685
	Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,053
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	27,665
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	28,000	27,346

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	USD18,500	$17,740
	Mastercard, Inc. 4.875% 3/9/2028	842	852
	Mastercard, Inc. 4.35% 1/15/2032	18,931	18,301
	Mastercard, Inc. 4.85% 3/9/2033	9,244	9,168
	Metropolitan Life Global Funding I 5.05% 1/6/2028[8]	7,000	7,043
	Metropolitan Life Global Funding I 5.40% 9/12/2028[8]	35,000	35,578
	Metropolitan Life Global Funding I 4.85% 1/8/2029[8]	10,000	10,000
	Metropolitan Life Global Funding I 2.95% 4/9/2030[8]	10,000	9,037
	Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	7,668	7,580
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	27,656	26,312
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[9]	7,321	6,931
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]	5,078	4,835
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]	4,867	4,785
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	7,193	6,849
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[9]	15,000	15,160
	Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[9]	4,388	4,465
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[9]	15,000	15,159
	Moody’s Corp. 4.25% 8/8/2032	265	252
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	9,785	9,777
	Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[9]	2,053	2,060
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	17,575	16,708
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[9]	553	562
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[9]	3,000	3,010
	Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]	18,366	19,044
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	20,042	20,101
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]	50,936	51,095
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]	12,775	12,921
	Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[9]	18,228	19,046
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[9]	15,000	15,026
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	53,214	54,185
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[9]	35,407	35,296
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	158	140
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	15,669	12,789
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	1,294	1,059
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	364	362
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[9]	9,090	8,945
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[9]	99	73
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[9]	14,475	13,962
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[9]	2,321	2,272
	MSCI, Inc. 3.25% 8/15/2033[8]	5,586	4,723
	Nasdaq, Inc. 5.35% 6/28/2028	3,851	3,907
	Nasdaq, Inc. 5.55% 2/15/2034	1,459	1,473
	National Australia Bank, Ltd. 1.887% 1/12/2027[8]	3,750	3,557
	National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,182
	National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,066
	National Australia Bank, Ltd. 6.429% 1/12/2033[8]	650	681
	National Securities Clearing Corp. 5.10% 11/21/2027[8]	6,000	6,063
	NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[9]	5,000	5,105
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[9]	20,000	20,247
	NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[9]	25,000	25,503
	New York Life Global Funding 2.35% 7/14/2026[8]	2,970	2,877
	New York Life Global Funding 4.90% 6/13/2028[8]	20,000	20,099
	New York Life Global Funding 4.55% 1/28/2033[8]	5,893	5,635
	Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.31% 7/2/2027[6]	15,000	15,129
	Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,138
	Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,776

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[8]	USD20,000	$20,020
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[9]	EUR1,540	1,747
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[9]	1,610	1,730
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[9]	8,510	9,854
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[9]	23,600	25,892
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[9]	USD15,000	15,216
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	54,411	55,372
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[9]	12,000	11,683
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[9]	5,265	5,451
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	7,750	8,463
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[9]	2,250	2,277
	Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,957
	Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,806
	Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,213
	Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,435
	Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,333
	Prudential Financial, Inc. 3.70% 3/13/2051	945	685
	Royal Bank of Canada 4.95% 4/25/2025	10,000	10,014
	Royal Bank of Canada 1.15% 6/10/2025	4,420	4,353
	Royal Bank of Canada 4.90% 1/12/2028	5,000	5,005
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[9]	7,104	6,960
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[9]	11,700	11,874
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	19,181	18,195
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	24,006	24,676
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]	3,523	3,642
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[9]	16,650	16,999
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[9]	29,132	28,803
	SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[8]	15,000	15,112
	State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[9]	990	1,019
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	14,240	13,292
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	2,856	2,771
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[9]	36,347	36,129
	Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,463
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	405
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,713
	Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,350
	Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,695
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[8]	35,000	35,682
	Svenska Handelsbanken AB 5.50% 6/15/2028[8]	10,000	10,138
	Swedbank AB 6.136% 9/12/2026[8]	51,564	52,692
	Synchrony Bank 5.40% 8/22/2025	21,000	21,032
	Synchrony Bank 5.625% 8/23/2027	21,000	21,167
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[2,9]	35,022	35,375
	Synchrony Financial 2.875% 10/28/2031[2]	21,000	17,415
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,441
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,742
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,898
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,249
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,040
	Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,697
	Travelers Companies, Inc. 4.00% 5/30/2047	2,253	1,791
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]	4,444	4,422
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[9]	6,607	7,067
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	4,343	4,383
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]	4,819	4,686
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	6,586	6,708
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	4,444	4,408

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[9]	USD31,449	$31,138
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	24,233	24,440
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	5,309	5,084
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9]	1,529	1,559
	UBS AG 7.95% 1/9/2025	13,853	13,860
	UBS AG 7.50% 2/15/2028	20,000	21,422
	UBS Group AG 4.125% 9/24/2025[8]	4,030	4,013
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,9]	42,692	42,191
	UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[8,9]	5,000	5,038
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,9]	26,350	25,349
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,9]	53,787	51,709
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,9]	35,660	33,754
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,9]	23,979	23,842
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,9]	15,952	16,487
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9,10]	15,150	14,595
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[8,9]	6,800	7,048
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[8,9]	27,266	27,449
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,9,10]	4,400	4,022
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[8,9]	8,521	8,659
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	76,868	72,667
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,9]	32,181	26,572
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,9]	137,091	119,296
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,9]	56,463	47,171
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,9]	13,950	16,854
	UniCredit SpA 4.625% 4/12/2027[8]	5,540	5,469
	Unum Group 3.875% 11/5/2025	5,045	5,006
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,025
	Visa, Inc. 3.15% 12/14/2025	6,000	5,934
	Visa, Inc. 2.05% 4/15/2030	5,247	4,590
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	624	622
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	77,096	74,799
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	28,680	29,155
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	4,473	4,214
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	19,177	19,112
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]	54,858	55,712
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[9]	80,657	83,962
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[9]	22,482	22,552
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]	23,561	23,309
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	14,000	14,888
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	3,750	3,742
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[9]	3,750	3,534
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	28,300	24,095
	Westpac Banking Corp. 2.963% 11/16/2040	9,686	6,900
			7,105,706

Utilities 0.72%
	AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	14,767
	American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,133
	China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[9]	12,028	12,190
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	4,363	4,160
	Comision Federal de Electricidad 4.688% 5/15/2029[8]	38,215	35,915
	Comision Federal de Electricidad 3.348% 2/9/2031	21,000	17,417
	Comision Federal de Electricidad 3.875% 7/26/2033	17,569	14,175
	Comision Federal de Electricidad 6.45% 1/24/2035[8]	18,000	17,009

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	USD8,075	$7,881
	Consumers Energy Co. 3.10% 8/15/2050	5,325	3,616
	DTE Electric Co. 4.85% 12/1/2026	1,350	1,361
	DTE Energy Co. 4.95% 7/1/2027	2,175	2,184
	DTE Energy Co. 5.10% 3/1/2029	8,650	8,674
	Duke Energy Corp. 0.90% 9/15/2025	4,575	4,453
	Duke Energy Corp. 5.75% 9/15/2033	4,645	4,773
	Duke Energy Corp. 3.50% 6/15/2051	399	270
	Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,678
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	595
	Duke Energy Progress, LLC 2.90% 8/15/2051	449	279
	Edison International 4.95% 4/15/2025	750	750
	Edison International 4.125% 3/15/2028	28,661	27,811
	Edison International 5.25% 11/15/2028	24,550	24,619
	Edison International 5.45% 6/15/2029	37,812	38,176
	Edison International 6.95% 11/15/2029	2,102	2,246
	Edison International 5.25% 3/15/2032	34,090	33,744
	Electricité de France SA 5.65% 4/22/2029[8]	12,500	12,780
	Electricité de France SA 6.25% 5/23/2033[8]	5,838	6,123
	Electricité de France SA 5.60% 1/27/2040	1,325	1,281
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,9]	10,080	11,395
	Emera US Finance, LP 3.55% 6/15/2026	4,430	4,342
	Enel Finance International NV 5.125% 6/26/2029[8]	17,500	17,490
	Entergy Corp. 3.75% 6/15/2050	234	166
	Entergy Louisiana, LLC 5.15% 9/15/2034	17,300	17,028
	Eversource Energy 3.15% 1/15/2025	4,580	4,577
	Eversource Energy 5.00% 1/1/2027	11,775	11,807
	Eversource Energy 3.30% 1/15/2028	6,812	6,478
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,000	24,363
	FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[8]	3,000	2,851
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	21,285	19,734
	Florida Power & Light Co. 5.05% 4/1/2028	14,277	14,419
	Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,177
	Georgia Power Co. 4.65% 5/16/2028	31,028	30,906
	Georgia Power Co. 4.95% 5/17/2033	21,850	21,408
	Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	3,000	2,552
	Jersey Central Power & Light Co. 5.10% 1/15/2035[8]	1,425	1,391
	MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,165
	MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,383
	Monongahela Power Co. 3.55% 5/15/2027[8]	6,225	6,043
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,158
	NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	488
	NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,976
	Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	151,504
	Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,123
	Pacific Gas and Electric Co. 3.30% 3/15/2027	244	236
	Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,402
	Pacific Gas and Electric Co. 3.30% 12/1/2027	45,281	43,278
	Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	23,479
	Pacific Gas and Electric Co. 3.75% 7/1/2028	30,072	28,797
	Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,329
	Pacific Gas and Electric Co. 6.10% 1/15/2029	12,028	12,456
	Pacific Gas and Electric Co. 4.20% 3/1/2029	1,100	1,064
	Pacific Gas and Electric Co. 4.55% 7/1/2030	128,392	124,347
	Pacific Gas and Electric Co. 2.50% 2/1/2031	96,489	82,563
	Pacific Gas and Electric Co. 3.25% 6/1/2031	13,348	11,854
	Pacific Gas and Electric Co. 4.40% 3/1/2032	7,958	7,496
	Pacific Gas and Electric Co. 5.90% 6/15/2032	6,089	6,254
	Pacific Gas and Electric Co. 6.15% 1/15/2033	16,857	17,528
	Pacific Gas and Electric Co. 6.40% 6/15/2033	31,285	32,995
	Pacific Gas and Electric Co. 6.95% 3/15/2034	9,525	10,438
	Pacific Gas and Electric Co. 5.80% 5/15/2034	29,942	30,634
	Pacific Gas and Electric Co. 3.30% 8/1/2040	13,326	9,981
	Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	22,618
	Pacific Gas and Electric Co. 4.95% 7/1/2050	38,279	33,286

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD10,286	$7,055
	Pacific Gas and Electric Co. 6.75% 1/15/2053	20,000	21,815
	Pacific Gas and Electric Co. 6.70% 4/1/2053	551	597
	PacifiCorp 5.10% 2/15/2029	17,900	18,035
	PacifiCorp 2.70% 9/15/2030	1,675	1,481
	PacifiCorp 5.30% 2/15/2031	6,419	6,479
	PacifiCorp 5.45% 2/15/2034	37,175	36,959
	PacifiCorp 4.125% 1/15/2049	2,122	1,649
	PacifiCorp 4.15% 2/15/2050	5,225	4,038
	PacifiCorp 2.90% 6/15/2052	5,573	3,320
	PacifiCorp 5.35% 12/1/2053	6,575	6,051
	PacifiCorp 5.50% 5/15/2054	28,355	26,531
	PacifiCorp 5.80% 1/15/2055	56,575	55,040
	Public Service Company of Colorado 5.35% 5/15/2034	20,500	20,538
	Public Service Company of Colorado 5.75% 5/15/2054	6,825	6,818
	Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,585
	Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,308
	Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,662
	Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,087
	San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,219
	Southern California Edison Co. 3.65% 3/1/2028	535	516
	Southern California Edison Co. 5.30% 3/1/2028	2,874	2,909
	Southern California Edison Co. 4.20% 3/1/2029	24,261	23,544
	Southern California Edison Co. 2.85% 8/1/2029	11,830	10,804
	Southern California Edison Co. 2.25% 6/1/2030	600	522
	Southern California Edison Co. 5.45% 6/1/2031	19,700	20,029
	Southern California Edison Co. 2.75% 2/1/2032	29,525	25,227
	Southern California Edison Co. 5.20% 6/1/2034	3,910	3,872
	Southern California Edison Co. 5.75% 4/1/2035	10,554	10,799
	Southern California Edison Co. 5.35% 7/15/2035	28,046	27,995
	Southern California Edison Co. 5.625% 2/1/2036	22,665	22,686
	Southern California Edison Co. 4.50% 9/1/2040	28,854	25,279
	Southern California Edison Co. 3.60% 2/1/2045	7,297	5,397
	Southern California Edison Co. 3.65% 2/1/2050	5,467	3,910
	Southern California Edison Co. 3.45% 2/1/2052	187	127
	Southern Co. (The) 4.85% 3/15/2035	12,550	11,982
	Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,569
	Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
	Virginia Electric & Power 2.40% 3/30/2032	5,700	4,761
	Virginia Electric & Power 2.45% 12/15/2050	4,256	2,399
	WEC Energy Group, Inc. 5.60% 9/12/2026	4,644	4,707
	WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,503
	Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,497
	Xcel Energy, Inc. 2.35% 11/15/2031	19,400	16,058
			1,705,390

Consumer discretionary 0.67%
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,170
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,386
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,294
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	9,534
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,102
	Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,115
	American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,406
	Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,688
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[8]	3,709	3,709
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]	2,334	2,326
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]	2,714	2,724
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]	4,791	4,541
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[8]	4,378	4,390
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	2,110	2,053
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	2,169	2,178
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	3,792	3,447
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[8]	14,859	14,923
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[8]	4,338	4,306
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	5,023	4,946

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	USD20,914	$21,293
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,065	18,486
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,120	2,999
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	15,000	14,985
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	3,033
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,116
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	43,000	43,473
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	42,525	42,156
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	13,715	13,267
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	6,334	6,071
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	25,901	27,129
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	4,470	4,128
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	27,385	28,309
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	37,714	39,095
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	12,290	11,013
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	50,617	50,659
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	127,908	124,699
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,524
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	56,189	59,182
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	59,492
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	39,935
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	58,641	50,751
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,677	10,595
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	20,665	21,578
	General Motors Co. 6.80% 10/1/2027	20,604	21,528
	General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,887
	General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,721
	General Motors Financial Co., Inc. 1.25% 1/8/2026	387	373
	General Motors Financial Co., Inc. 2.70% 8/20/2027	46,765	44,211
	General Motors Financial Co., Inc. 4.90% 10/6/2029	107,647	106,098
	General Motors Financial Co., Inc. 5.45% 9/6/2034	31,758	30,846
	Home Depot, Inc. 1.50% 9/15/2028	4,734	4,234
	Home Depot, Inc. 2.95% 6/15/2029	2,390	2,217
	Home Depot, Inc. 1.875% 9/15/2031	7,101	5,869
	Hyundai Capital America 2.65% 2/10/2025[8]	33,718	33,635
	Hyundai Capital America 5.875% 4/7/2025[8]	9,000	9,014
	Hyundai Capital America 1.80% 10/15/2025[8]	3,275	3,194
	Hyundai Capital America 1.30% 1/8/2026[8]	23,790	22,962
	Hyundai Capital America 1.50% 6/15/2026[8]	28,381	27,036
	Hyundai Capital America 5.45% 6/24/2026[8]	17,742	17,873
	Hyundai Capital America 1.65% 9/17/2026[8]	37,992	35,975
	Hyundai Capital America 3.00% 2/10/2027[8]	33,995	32,671
	Hyundai Capital America 5.30% 3/19/2027[8]	9,990	10,070
	Hyundai Capital America 5.275% 6/24/2027[8]	42,500	42,854
	Hyundai Capital America 2.375% 10/15/2027[8]	21,667	20,222
	Hyundai Capital America 2.10% 9/15/2028[8]	20,485	18,363
	Hyundai Capital America 5.30% 6/24/2029[8]	22,385	22,464
	Hyundai Capital America 4.55% 9/26/2029[8]	35,837	34,804
	Hyundai Capital America 5.40% 1/8/2031[8]	4,521	4,522
	Hyundai Capital America 5.40% 6/24/2031[8]	41,000	41,018
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	6,975	6,912
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	9,245	8,875
	Marriott International, Inc. 4.90% 4/15/2029	5,784	5,775
	Marriott International, Inc. 2.75% 10/15/2033	8,028	6,609
	McDonald’s Corp. 4.60% 9/9/2032	716	697
	McDonald’s Corp. 4.95% 8/14/2033	559	555
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	5,887	5,934
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[8]	3,880	3,971
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[8]	19,400	20,117
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[8]	2,378	2,237
	Sands China, Ltd. 2.30% 3/8/2027	8,630	8,046
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[8]	16,715	16,721
	Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	11,796	11,005
	Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	7,500	7,610
	Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	8,096	6,649
	Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,434
	Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,115

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	USD1,648	$1,639
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	2,830	2,826
	Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	6,265	6,072
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[8]	10,262	10,019
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[8]	11,240	11,641
			1,589,326

Energy 0.60%
	Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	5,998
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,739
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,255
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	834
	Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,312
	Cenovus Energy, Inc. 4.25% 4/15/2027	11,793	11,633
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[8]	27,000	27,802
	ConocoPhillips Co. 3.80% 3/15/2052	533	389
	ConocoPhillips Co. 5.30% 5/15/2053	270	250
	ConocoPhillips Co. 5.50% 1/15/2055	47,500	45,217
	Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,636
	Diamondback Energy, Inc. 6.25% 3/15/2053	8,206	8,194
	Diamondback Energy, Inc. 5.75% 4/18/2054	8,598	8,076
	Diamondback Energy, Inc. 5.90% 4/18/2064	8,812	8,280
	Ecopetrol SA 8.875% 1/13/2033	25,541	26,046
	Ecopetrol SA 8.375% 1/19/2036	50,737	48,973
	Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,041
	Enbridge, Inc. 6.70% 11/15/2053	8,956	9,727
	Energy Transfer, LP 5.25% 7/1/2029	7,791	7,833
	Energy Transfer, LP 6.40% 12/1/2030	11,468	12,125
	Eni SpA 5.95% 5/15/2054[8]	3,440	3,306
	Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,150
	EOG Resources, Inc. 5.65% 12/1/2054	38,000	37,247
	Equinor ASA 1.75% 1/22/2026	9,289	9,023
	Equinor ASA 3.625% 9/10/2028	13,155	12,738
	Equinor ASA 4.25% 11/23/2041	5,400	4,648
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[8]	59,370	58,674
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	14,970	15,034
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	8,660	8,793
	GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[8]	18,750	18,311
	Halliburton Co. 3.80% 11/15/2025	107	106
	Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,152
	MPLX, LP 4.875% 6/1/2025	5,000	4,997
	MPLX, LP 4.125% 3/1/2027	4,175	4,114
	MPLX, LP 4.50% 4/15/2038	2,017	1,759
	Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	46,955
	Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	18,564
	Occidental Petroleum Corp. 5.375% 1/1/2032	36,000	35,273
	ONEOK, Inc. 5.85% 1/15/2026	1,262	1,274
	ONEOK, Inc. 5.55% 11/1/2026	4,564	4,624
	ONEOK, Inc. 5.65% 11/1/2028	25,436	25,962
	ONEOK, Inc. 5.80% 11/1/2030	2,362	2,436
	ONEOK, Inc. 6.05% 9/1/2033	17,568	18,087
	Petroleos Mexicanos 6.875% 10/16/2025	31,230	31,156
	Petroleos Mexicanos 6.875% 8/4/2026	164,248	161,526
	Petroleos Mexicanos 6.49% 1/23/2027	20,642	20,036
	Petroleos Mexicanos 6.50% 3/13/2027	162,034	156,782
	Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,424
	Petroleos Mexicanos 8.75% 6/2/2029	134,856	135,208
	Petroleos Mexicanos 6.84% 1/23/2030	29,389	26,869
	Petroleos Mexicanos 5.95% 1/28/2031	63,721	53,862
	Petroleos Mexicanos 6.70% 2/16/2032	140,478	122,316
	Pioneer Natural Resources Co. 2.15% 1/15/2031	4,173	3,544
	Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,160
	Qatar Energy 2.25% 7/12/2031[8]	8,229	6,939
	Qatar Energy 3.125% 7/12/2041[8]	12,578	9,305
	Qatar Energy 3.30% 7/12/2051[8]	6,796	4,664
	Saudi Arabian Oil Co. 5.75% 7/17/2054[8]	17,490	16,388
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[8]	7,763	7,739

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[8]	USD7,253	$7,130
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[8]	1,584	1,535
	TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,187
	TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[9,10]	6,410	6,375
	Woodside Finance, Ltd. 3.65% 3/5/2025[8]	3,100	3,094
			1,407,826

Health care 0.50%
	AbbVie, Inc. 2.95% 11/21/2026	1,070	1,040
	AbbVie, Inc. 4.95% 3/15/2031	30,000	30,002
	AbbVie, Inc. 5.40% 3/15/2054	29,750	28,663
	Amgen, Inc. 5.507% 3/2/2026	418	418
	Amgen, Inc. 5.15% 3/2/2028	3,249	3,273
	Amgen, Inc. 3.00% 2/22/2029	400	372
	Amgen, Inc. 4.05% 8/18/2029	8,900	8,571
	Amgen, Inc. 5.25% 3/2/2030	24,985	25,224
	Amgen, Inc. 4.20% 3/1/2033	10,415	9,663
	Amgen, Inc. 5.25% 3/2/2033	27,070	26,881
	Amgen, Inc. 5.60% 3/2/2043	7,101	6,907
	Amgen, Inc. 4.875% 3/1/2053	7,808	6,707
	Amgen, Inc. 5.65% 3/2/2053	43,668	42,074
	Amgen, Inc. 4.40% 2/22/2062	4,544	3,530
	Amgen, Inc. 5.75% 3/2/2063	2,631	2,525
	Astrazeneca Finance, LLC 1.20% 5/28/2026	3,628	3,470
	Astrazeneca Finance, LLC 4.875% 3/3/2028	34,531	34,741
	Astrazeneca Finance, LLC 1.75% 5/28/2028	5,313	4,824
	Astrazeneca Finance, LLC 4.90% 2/26/2031	7,525	7,521
	Astrazeneca Finance, LLC 2.25% 5/28/2031	3,337	2,843
	Astrazeneca Finance, LLC 5.00% 2/26/2034	13,550	13,407
	AstraZeneca PLC 3.375% 11/16/2025	5,000	4,953
	Banner Health 1.897% 1/1/2031	5,000	4,191
	Banner Health 2.913% 1/1/2051	6,005	3,838
	Baxter International, Inc. 1.915% 2/1/2027	23,217	21,895
	Baxter International, Inc. 2.272% 12/1/2028	10,377	9,357
	Bayer US Finance II, LLC 4.25% 12/15/2025[8]	2,251	2,237
	Bayer US Finance, LLC 6.125% 11/21/2026[8]	23,901	24,367
	Bayer US Finance, LLC 6.25% 1/21/2029[8]	13,802	14,085
	Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,279
	Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	17,974
	Becton, Dickinson and Co. 5.081% 6/7/2029	13,723	13,816
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,078
	Bristol-Myers Squibb Co. 3.40% 7/26/2029	25,000	23,608
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,399
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,173
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	13,968
	Centene Corp. 4.25% 12/15/2027	59,715	57,891
	Centene Corp. 2.45% 7/15/2028	38,349	34,542
	Centene Corp. 4.625% 12/15/2029	58,254	55,140
	Centene Corp. 3.375% 2/15/2030	39,311	35,038
	Centene Corp. 3.00% 10/15/2030	455	393
	Centene Corp. 2.50% 3/1/2031	25,292	20,936
	Centene Corp. 2.625% 8/1/2031	60,571	49,920
	Cigna Group (The) 1.25% 3/15/2026	9,398	9,018
	CVS Health Corp. 5.00% 1/30/2029	18,658	18,415
	CVS Health Corp. 5.40% 6/1/2029	16,914	16,928
	CVS Health Corp. 5.25% 1/30/2031	10,000	9,771
	CVS Health Corp. 5.55% 6/1/2031	37,404	37,145
	CVS Health Corp. 5.70% 6/1/2034	18,668	18,358
	CVS Health Corp. 5.875% 6/1/2053	333	306
	Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,371
	Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,780
	Elevance Health, Inc. 5.20% 2/15/2035	3,064	2,994
	Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,530
	Eli Lilly and Co. 3.375% 3/15/2029	77	73
	Eli Lilly and Co. 4.70% 2/27/2033	10,105	9,908
	Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,290

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Eli Lilly and Co. 4.95% 2/27/2063	USD330	$296
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,125
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	6,656	6,596
	Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,874
	Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	9,912
	HCA, Inc. 3.375% 3/15/2029	3,216	2,986
	HCA, Inc. 3.625% 3/15/2032	5,000	4,408
	HCA, Inc. 4.375% 3/15/2042	7,500	6,125
	HCA, Inc. 4.625% 3/15/2052	7,121	5,564
	Humana, Inc. 3.70% 3/23/2029	5,412	5,111
	Humana, Inc. 5.375% 4/15/2031	27,962	27,739
	Humana, Inc. 5.75% 4/15/2054	6,066	5,627
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,473
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	2,151	2,056
	Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,018
	Novant Health, Inc. 3.168% 11/1/2051	25,939	17,218
	Novartis Capital Corp. 1.75% 2/14/2025	1,496	1,491
	Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,528
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,074
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,129
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,089
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	763
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,373
	Pfizer, Inc. 2.625% 4/1/2030	15,000	13,459
	Roche Holdings, Inc. 4.203% 9/9/2029[8]	17,520	17,133
	Roche Holdings, Inc. 4.592% 9/9/2034[8]	8,771	8,411
	Sharp HealthCare 2.68% 8/1/2050	15,620	9,625
	Summa Health 3.511% 11/15/2051	17,193	12,276
	Sutter Health 1.321% 8/15/2025	6,000	5,869
	Sutter Health 5.164% 8/15/2033	9,905	9,854
	Trinity Health Corp. 2.632% 12/1/2040	4,500	3,151
	UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,873
	UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	19,903
	UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,946
	UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	932
	UnitedHealth Group, Inc. 4.95% 1/15/2032	27,692	27,390
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,046
	UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	13,515
	UnitedHealth Group, Inc. 5.625% 7/15/2054	11,690	11,356
	Viatris, Inc. 4.00% 6/22/2050	15,482	10,556
	West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,661
			1,184,152

Industrials 0.31%
	Air Lease Corp. 2.875% 1/15/2026	7,997	7,831
	Air Lease Corp. 2.20% 1/15/2027	6,085	5,778
	Air Lease Corp. 2.10% 9/1/2028	5,824	5,257
	BAE Systems PLC 5.125% 3/26/2029[8]	19,331	19,384
	BAE Systems PLC 5.25% 3/26/2031[8]	10,863	10,898
	BAE Systems PLC 5.30% 3/26/2034[8]	11,308	11,281
	BAE Systems PLC 5.50% 3/26/2054[8]	2,445	2,383
	Boeing Co. (The) 2.75% 2/1/2026	50,866	49,649
	Boeing Co. (The) 2.196% 2/4/2026	39,396	38,228
	Boeing Co. (The) 3.10% 5/1/2026	4,822	4,704
	Boeing Co. (The) 5.04% 5/1/2027	50,170	50,320
	Boeing Co. (The) 6.259% 5/1/2027	32,456	33,237
	Boeing Co. (The) 3.25% 2/1/2028	1,165	1,097
	Boeing Co. (The) 3.25% 3/1/2028	22,113	20,803
	Boeing Co. (The) 6.298% 5/1/2029	51,926	53,851
	Boeing Co. (The) 5.15% 5/1/2030	9,820	9,690
	Boeing Co. (The) 3.625% 2/1/2031	4,420	4,015
	Boeing Co. (The) 6.388% 5/1/2031	3,696	3,866
	Boeing Co. (The) 3.60% 5/1/2034	3,180	2,667
	Boeing Co. (The) 6.528% 5/1/2034	26,450	27,723
	Boeing Co. (The) 3.25% 2/1/2035	133	106
	Boeing Co. (The) 3.50% 3/1/2039	116	86
	Boeing Co. (The) 5.705% 5/1/2040	183	174

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Boeing Co. (The) 3.90% 5/1/2049	USD342	$239
	Boeing Co. (The) 3.75% 2/1/2050	229	156
	Boeing Co. (The) 5.805% 5/1/2050	28,514	26,565
	Boeing Co. (The) 6.858% 5/1/2054	25,562	27,194
	Boeing Co. (The) 7.008% 5/1/2064	17,796	18,903
	Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,856
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,483	2,915
	Carrier Global Corp. 2.242% 2/15/2025	694	691
	Carrier Global Corp. 2.493% 2/15/2027	555	531
	Carrier Global Corp. 3.377% 4/5/2040	2,500	1,932
	Carrier Global Corp. 6.20% 3/15/2054	623	659
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[8]	29,900	30,199
	CSX Corp. 3.80% 3/1/2028	3,590	3,491
	CSX Corp. 4.25% 3/15/2029	3,650	3,576
	CSX Corp. 5.20% 11/15/2033	5,000	5,011
	Emerson Electric Co. 1.80% 10/15/2027	1,480	1,376
	John Deere Capital Corp. 5.10% 4/11/2034	30,000	29,967
	L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	17,711
	L3Harris Technologies, Inc. 5.60% 7/31/2053	5,863	5,681
	LG Energy Solution, Ltd. 5.375% 7/2/2027[8]	12,406	12,452
	Lockheed Martin Corp. 4.45% 5/15/2028	13,400	13,303
	Lockheed Martin Corp. 4.75% 2/15/2034	4,219	4,096
	Masco Corp. 1.50% 2/15/2028	6,884	6,210
	Masco Corp. 2.00% 2/15/2031	6,626	5,545
	Masco Corp. 3.125% 2/15/2051	2,059	1,298
	Mexico City Airport Trust 3.875% 4/30/2028[8]	920	864
	Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,037
	Mexico City Airport Trust 5.50% 7/31/2047	17,195	13,898
	Mexico City Airport Trust 5.50% 7/31/2047[8]	5,367	4,338
	Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,122
	Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,905
	Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,649
	Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,461
	Northrop Grumman Corp. 2.93% 1/15/2025	7,120	7,114
	RTX Corp. 5.00% 2/27/2026	207	208
	RTX Corp. 4.125% 11/16/2028	30	29
	RTX Corp. 1.90% 9/1/2031	2,015	1,649
	RTX Corp. 5.15% 2/27/2033	13,347	13,241
	RTX Corp. 5.375% 2/27/2053	5,079	4,827
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[8]	10,165	9,786
	Triton Container International, Ltd. 3.15% 6/15/2031[8]	19,690	16,758
	Union Pacific Corp. 3.75% 7/15/2025	3,080	3,067
	Union Pacific Corp. 2.891% 4/6/2036	7,377	5,954
	Union Pacific Corp. 3.839% 3/20/2060	2,376	1,701
	Union Pacific Corp. 3.799% 4/6/2071	2,376	1,615
	Veralto Corp. 5.35% 9/18/2028	35,000	35,462
			731,270

Consumer staples 0.25%
	Altria Group, Inc. 2.35% 5/6/2025	5,447	5,401
	BAT Capital Corp. 4.70% 4/2/2027	5,241	5,221
	BAT Capital Corp. 3.557% 8/15/2027	6,636	6,423
	BAT Capital Corp. 2.259% 3/25/2028	17,837	16,393
	BAT Capital Corp. 3.462% 9/6/2029	2,500	2,331
	BAT Capital Corp. 4.906% 4/2/2030	6	6
	BAT Capital Corp. 6.343% 8/2/2030	31,185	32,803
	BAT Capital Corp. 5.834% 2/20/2031	2,643	2,703
	BAT Capital Corp. 2.726% 3/25/2031	4,625	3,994
	BAT Capital Corp. 4.742% 3/16/2032	3,753	3,613
	BAT Capital Corp. 6.421% 8/2/2033	5,158	5,454
	BAT Capital Corp. 6.00% 2/20/2034	10,000	10,279
	BAT Capital Corp. 4.39% 8/15/2037	4,744	4,096
	BAT Capital Corp. 7.079% 8/2/2043	27,000	29,268
	BAT Capital Corp. 4.54% 8/15/2047	826	652
	BAT Capital Corp. 4.758% 9/6/2049	1,263	1,024
	BAT Capital Corp. 5.65% 3/16/2052	8,087	7,420
	BAT International Finance PLC 3.95% 6/15/2025[8]	103	103

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT International Finance PLC 1.668% 3/25/2026	USD7,024	$6,761
	BAT International Finance PLC 4.448% 3/16/2028	38,911	38,296
	BAT International Finance PLC 5.931% 2/2/2029	15,000	15,450
	Campbell’s Co. (The) 4.75% 3/23/2035	21,584	20,363
	Coca-Cola Co. 1.00% 3/15/2028	6,090	5,464
	Coca-Cola Co. 4.65% 8/14/2034	8,581	8,349
	Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,790
	Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,405
	Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,715
	Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,202
	Coty, Inc. 4.75% 1/15/2029[8]	2,692	2,568
	Coty, Inc. 6.625% 7/15/2030[8]	8,809	8,961
	J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,190
	J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,535
	J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,021
	J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,865
	JBS USA Holding Lux SARL 2.50% 1/15/2027	34,174	32,481
	JBS USA Holding Lux SARL 3.00% 2/2/2029	9,262	8,456
	JBS USA Holding Lux SARL 5.50% 1/15/2030	156	156
	JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,858
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,192
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,297
	Kroger Co. 5.00% 9/15/2034	17,278	16,744
	Kroger Co. 5.50% 9/15/2054	7,826	7,380
	Nestlé Holdings, Inc. 4.85% 3/14/2033[8]	3,129	3,087
	PepsiCo, Inc. 3.625% 3/19/2050	112	83
	PepsiCo, Inc. 2.75% 10/21/2051	275	172
	Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,366
	Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,728
	Philip Morris International, Inc. 0.875% 5/1/2026	8,311	7,913
	Philip Morris International, Inc. 5.125% 11/17/2027	26,447	26,773
	Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,577
	Philip Morris International, Inc. 4.625% 11/1/2029	26,770	26,417
	Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,458
	Philip Morris International, Inc. 5.125% 2/15/2030	19,786	19,897
	Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,145
	Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,000
	Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,021
	Philip Morris International, Inc. 4.75% 11/1/2031	41,610	40,713
	Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,007
	Philip Morris International, Inc. 4.90% 11/1/2034	27,205	26,156
	Sysco Corp. 3.15% 12/14/2051	535	345
	Target Corp. 4.50% 9/15/2034	5,786	5,503
			600,044

Real estate 0.20%
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,647
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,171
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,754
	Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,911
	American Tower Corp. 1.45% 9/15/2026	10,457	9,894
	American Tower Corp. 3.60% 1/15/2028	3,750	3,609
	American Tower Corp. 2.30% 9/15/2031	732	609
	American Tower Corp. 2.95% 1/15/2051	3,750	2,321
	Boston Properties, LP 2.90% 3/15/2030	47,006	41,599
	Boston Properties, LP 3.25% 1/30/2031	20,599	18,124
	Boston Properties, LP 2.55% 4/1/2032	9,767	7,912
	Boston Properties, LP 2.45% 10/1/2033	109,369	84,337
	Boston Properties, LP 6.50% 1/15/2034	100,264	105,128
	Boston Properties, LP 5.75% 1/15/2035	42,473	41,668
	COPT Defense Properties, LP 2.00% 1/15/2029	301	265
	COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,215
	COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,222
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[8]	7,150	6,178
	Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,651
	Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,082
	Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	10,329

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	ERP Operating, LP 4.65% 9/15/2034	USD4,736	$4,496
	Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,420
	Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,353
	Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,447
	Fideicomiso Fibra Uno 5.25% 1/30/2026	2,834	2,828
	GLP Capital, LP 4.00% 1/15/2030	5,000	4,660
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,288
	Kilroy Realty, LP 6.25% 1/15/2036	1,648	1,636
	Prologis, LP 4.875% 6/15/2028	5,969	5,985
	Prologis, LP 4.75% 6/15/2033	10,929	10,584
	Prologis, LP 5.00% 3/15/2034	2,650	2,589
	Prologis, LP 5.00% 1/31/2035	17,278	16,844
	Prologis, LP 5.25% 6/15/2053	273	255
	Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,055
	Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,475
	Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,529
	Scentre Group Trust 1 3.25% 10/28/2025[8]	1,780	1,755
	Scentre Group Trust 1 3.75% 3/23/2027[8]	7,630	7,430
	Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,802
	Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,475
			459,532

Communication services 0.19%
	AT&T, Inc. 2.30% 6/1/2027	3,530	3,333
	AT&T, Inc. 4.35% 3/1/2029	5,000	4,894
	AT&T, Inc. 2.25% 2/1/2032	4,055	3,354
	AT&T, Inc. 5.40% 2/15/2034	3,954	3,972
	AT&T, Inc. 3.50% 9/15/2053	10,178	6,860
	Charter Communications Operating, LLC 4.908% 7/23/2025	577	577
	Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,671
	Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,132
	Charter Communications Operating, LLC 6.10% 6/1/2029	12,331	12,574
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,738
	Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,415
	Charter Communications Operating, LLC 5.25% 4/1/2053	13,500	10,922
	Comcast Corp. 1.95% 1/15/2031	10,000	8,368
	Comcast Corp. 4.80% 5/15/2033	10,000	9,718
	Comcast Corp. 5.30% 6/1/2034	12,388	12,379
	Comcast Corp. 5.65% 6/1/2054	9,401	9,095
	Comcast Corp. 2.937% 11/1/2056	2,267	1,321
	Meta Platforms, Inc. 4.75% 8/15/2034	15,750	15,340
	Meta Platforms, Inc. 5.40% 8/15/2054	16,250	15,751
	Netflix, Inc. 3.625% 6/15/2025[8]	3,564	3,545
	Netflix, Inc. 4.875% 4/15/2028	7,892	7,928
	Netflix, Inc. 6.375% 5/15/2029	9,849	10,444
	Netflix, Inc. 5.375% 11/15/2029[8]	5,522	5,632
	SBA Tower Trust 1.631% 11/15/2026[8]	99,657	93,457
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,241
	Tencent Holdings, Ltd. 2.39% 6/3/2030	2,749	2,402
	Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	5,584
	Tencent Holdings, Ltd. 3.84% 4/22/2051	26,193	19,459
	T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	4,072
	T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,620
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,651
	T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,294
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,886
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,195
	T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,239
	T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,151
	T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	14,920
	T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,398
	T-Mobile USA, Inc. 2.40% 3/15/2029	401	361
	T-Mobile USA, Inc. 2.55% 2/15/2031	244	210
	T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,742
	T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,532
	T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,081
	T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,104

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 5.75% 1/15/2054	USD506	$494
	Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,665
	Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,538
	Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,369
	Verizon Communications, Inc. 2.875% 11/20/2050	2,167	1,332
	Verizon Communications, Inc. 5.50% 2/23/2054	878	841
	Verizon Communications, Inc. 2.987% 10/30/2056	4,334	2,573
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	16,901	16,848
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	8,326	8,023
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	14,248	10,594
			440,839

Information technology 0.07%
	Accenture Capital, Inc. 4.25% 10/4/2031	20,724	19,920
	Accenture Capital, Inc. 4.50% 10/4/2034	19,774	18,799
	Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,233
	Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,118
	Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,720
	Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,279
	Broadcom Corp. 3.875% 1/15/2027	12	12
	Broadcom, Inc. 4.00% 4/15/2029[8]	219	211
	Broadcom, Inc. 5.15% 11/15/2031	9,697	9,763
	Broadcom, Inc. 4.15% 4/15/2032[8]	2,471	2,318
	Broadcom, Inc. 3.469% 4/15/2034[8]	1,838	1,594
	Broadcom, Inc. 3.187% 11/15/2036[8]	588	474
	Cisco Systems, Inc. 4.95% 2/26/2031	16,380	16,443
	Cisco Systems, Inc. 5.05% 2/26/2034	4,538	4,523
	Intuit, Inc. 0.95% 7/15/2025	1,116	1,095
	Intuit, Inc. 1.35% 7/15/2027	1,101	1,016
	Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,242
	Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,554
	Microchip Technology, Inc. 5.05% 2/15/2030	16,017	15,910
	Microsoft Corp. 2.921% 3/17/2052	4,792	3,169
	Oracle Corp. 5.55% 2/6/2053	799	756
	SK hynix, Inc. 6.375% 1/17/2028[8]	10,000	10,319
	Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,191
	Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,366
	TSMC Global, Ltd. 4.375% 7/22/2027[8]	332	329
			169,354

Materials 0.05%
	Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,549
	Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,798
	Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,726
	Anglo American Capital PLC 5.375% 4/1/2025[8]	5,000	5,004
	Anglo American Capital PLC 2.25% 3/17/2028[8]	1,049	961
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	290
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	135
	Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	31,472
	Celanese US Holdings, LLC 6.80% 11/15/2030	11,835	12,257
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,094	2,128
	Celanese US Holdings, LLC 6.95% 11/15/2033	7,724	8,020
	Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[8]	299	284
	Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,908
	Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,232
	Eastman Chemical Co. 3.80% 3/15/2025	720	718
	EIDP, Inc. 4.80% 5/15/2033	1,086	1,055
	LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,495
	LYB International Finance III, LLC 2.25% 10/1/2030	2,855	2,443
	LYB International Finance III, LLC 4.20% 5/1/2050	394	294
	LYB International Finance III, LLC 3.625% 4/1/2051	376	253
	Mosaic Co. 4.05% 11/15/2027	4,490	4,403
	Nutrien, Ltd. 5.95% 11/7/2025	2,985	3,015
	OCI NV 6.70% 3/16/2033[8]	2,131	2,150
	Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,587

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Sherwin-Williams Co. 3.80% 8/15/2049	USD80	$59
	Sherwin-Williams Co. 3.30% 5/15/2050	1,500	994
	Westlake Corp. 4.375% 11/15/2047	1,500	1,188
			115,418

Other 0.00%
	Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,960
	Total corporate bonds, notes & loans		15,516,817
U.S. Treasury bonds & notes 5.80%
U.S. Treasury 4.32%
	U.S. Treasury 2.00% 2/15/2025	29,740	29,656
	U.S. Treasury 2.125% 5/15/2025	24,780	24,588
	U.S. Treasury 3.00% 7/15/2025	9,772	9,710
	U.S. Treasury 4.75% 7/31/2025	134,671	135,063
	U.S. Treasury 5.00% 8/31/2025	24,960	25,083
	U.S. Treasury 3.00% 10/31/2025	123,012	121,791
	U.S. Treasury 5.00% 10/31/2025	111,764	112,445
	U.S. Treasury 0.375% 11/30/2025	20,000	19,316
	U.S. Treasury 3.875% 1/15/2026	5,143	5,127
	U.S. Treasury 4.00% 2/15/2026	70,932	70,765
	U.S. Treasury 4.625% 2/28/2026	6,888	6,918
	U.S. Treasury 2.25% 3/31/2026	52,663	51,407
	U.S. Treasury 3.625% 5/15/2026	7,018	6,962
	U.S. Treasury 4.375% 7/31/2026	77,873	78,028
	U.S. Treasury 0.75% 8/31/2026	37	35
	U.S. Treasury 3.75% 8/31/2026	219,466	217,782
	U.S. Treasury 4.625% 9/15/2026	13,790	13,876
	U.S. Treasury 0.875% 9/30/2026	2,380	2,247
	U.S. Treasury 3.50% 9/30/2026	36,865	36,410
	U.S. Treasury 1.125% 10/31/2026	13,564	12,829
	U.S. Treasury 2.00% 11/15/2026	47,200	45,314
	U.S. Treasury 4.625% 11/15/2026	19,809	19,945
	U.S. Treasury 6.50% 11/15/2026	39,650	41,460
	U.S. Treasury 4.25% 11/30/2026	333,899	333,903
	U.S. Treasury 4.00% 1/15/2027	50,898	50,667
	U.S. Treasury 2.25% 2/15/2027	11,150	10,704
	U.S. Treasury 4.125% 2/15/2027	7,942	7,923
	U.S. Treasury 1.125% 2/28/2027	930	871
	U.S. Treasury 2.375% 5/15/2027	4,310	4,129
	U.S. Treasury 3.25% 6/30/2027	242,903	237,284
	U.S. Treasury 3.75% 8/15/2027	50,800	50,163
	U.S. Treasury 6.375% 8/15/2027	35,690	37,587
	U.S. Treasury 4.125% 11/15/2027	386	384
	U.S. Treasury 4.00% 12/15/2027	215,282	213,659
	U.S. Treasury 0.625% 12/31/2027	9,448	8,488
	U.S. Treasury 2.75% 2/15/2028	10,125	9,670
	U.S. Treasury 4.00% 2/29/2028	171,747	170,265
	U.S. Treasury 3.625% 3/31/2028	52,103	51,043
	U.S. Treasury 2.875% 5/15/2028	46,997	44,909
	U.S. Treasury 3.625% 5/31/2028	160,636	157,153
	U.S. Treasury 1.25% 6/30/2028	17,561	15,832
	U.S. Treasury 4.00% 6/30/2028	77,091	76,321
	U.S. Treasury 1.00% 7/31/2028	6,527	5,813
	U.S. Treasury 4.125% 7/31/2028	195,000	193,695
	U.S. Treasury 1.375% 10/31/2028	6,716	6,018
	U.S. Treasury 3.125% 11/15/2028	41,549	39,770
	U.S. Treasury 1.50% 11/30/2028	46,700	41,955
	U.S. Treasury 4.00% 1/31/2029	254,696	251,298
	U.S. Treasury 5.25% 2/15/2029	35,690	37,019
	U.S. Treasury 3.25% 6/30/2029	58,480	55,822
	U.S. Treasury 4.25% 6/30/2029	38,500	38,306
	U.S. Treasury 4.00% 7/31/2029	80,000	78,773
	U.S. Treasury 1.625% 8/15/2029	24,780	22,005
	U.S. Treasury 3.625% 8/31/2029	243,650	236,019
	U.S. Treasury 4.375% 12/31/2029	445,823	445,701
	U.S. Treasury 3.50% 1/31/2030	67,000	64,309

51	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/28/2030	USD236,283	$232,048
	U.S. Treasury 3.625% 3/31/2030	23,000	22,175
	U.S. Treasury 0.625% 5/15/2030	22,310	18,319
	U.S. Treasury 3.75% 6/30/2030	4,675	4,524
	U.S. Treasury 0.625% 8/15/2030	114,675	93,206
	U.S. Treasury 4.625% 9/30/2030	25,150	25,395
	U.S. Treasury 4.875% 10/31/2030	62,722	64,142
	U.S. Treasury 4.25% 6/30/2031	264,000	260,827
	U.S. Treasury 4.125% 7/31/2031	146,500	143,652
	U.S. Treasury 1.25% 8/15/2031	38,264	31,247
	U.S. Treasury 3.75% 8/31/2031	88,360	84,706
	U.S. Treasury 4.50% 12/31/2031	167,657	168,294
	U.S. Treasury 2.875% 5/15/2032	93,519	84,053
	U.S. Treasury 4.125% 11/15/2032	20,061	19,578
	U.S. Treasury 3.50% 2/15/2033	145,000	134,986
	U.S. Treasury 3.375% 5/15/2033	48,871	44,937
	U.S. Treasury 3.875% 8/15/2033	49,445	47,095
	U.S. Treasury 4.50% 11/15/2033	6,762	6,737
	U.S. Treasury 4.00% 2/15/2034	29,600	28,362
	U.S. Treasury 4.375% 5/15/2034	144,130	142,032
	U.S. Treasury 3.875% 8/15/2034	59,250	56,072
	U.S. Treasury 4.25% 11/15/2034	888,880	866,311
	U.S. Treasury 4.25% 5/15/2039	84,397	80,203
	U.S. Treasury 1.375% 11/15/2040	38,809	24,062
	U.S. Treasury 1.875% 2/15/2041[5]	98,666	66,183
	U.S. Treasury 2.25% 5/15/2041	140,792	100,051
	U.S. Treasury 2.00% 11/15/2041	6,986	4,698
	U.S. Treasury 2.375% 2/15/2042	4,990	3,556
	U.S. Treasury 3.25% 5/15/2042	315,157	256,656
	U.S. Treasury 2.75% 8/15/2042	32,660	24,560
	U.S. Treasury 3.375% 8/15/2042	152,000	125,564
	U.S. Treasury 2.75% 11/15/2042	77,000	57,594
	U.S. Treasury 3.125% 2/15/2043	47,605	37,645
	U.S. Treasury 2.875% 5/15/2043	58,590	44,426
	U.S. Treasury 3.875% 5/15/2043	34,310	30,230
	U.S. Treasury 3.625% 2/15/2044	24,780	20,923
	U.S. Treasury 4.50% 2/15/2044[5]	230,000	219,758
	U.S. Treasury 4.625% 5/15/2044	26,500	25,716
	U.S. Treasury 3.125% 8/15/2044	39,447	30,660
	U.S. Treasury 4.125% 8/15/2044[5]	381,372	345,500
	U.S. Treasury 4.625% 11/15/2044	25,980	25,209
	U.S. Treasury 2.50% 2/15/2045	51,860	36,022
	U.S. Treasury 3.00% 5/15/2045	24,780	18,746
	U.S. Treasury 3.00% 11/15/2045	23,145	17,422
	U.S. Treasury 3.00% 5/15/2047	55,603	41,159
	U.S. Treasury 2.75% 8/15/2047	82,381	58,020
	U.S. Treasury 3.00% 2/15/2048	3,743	2,750
	U.S. Treasury 2.00% 2/15/2050	56,616	32,934
	U.S. Treasury 2.375% 5/15/2051	84,719	53,358
	U.S. Treasury 2.00% 8/15/2051	571	327
	U.S. Treasury 1.875% 11/15/2051	25,500	14,089
	U.S. Treasury 2.25% 2/15/2052	149,126	90,559
	U.S. Treasury 3.00% 8/15/2052[5]	520,260	373,937
	U.S. Treasury 4.00% 11/15/2052	83,509	72,849
	U.S. Treasury 3.625% 2/15/2053	117,067	95,266
	U.S. Treasury 3.625% 5/15/2053	113,815	92,706
	U.S. Treasury 4.25% 2/15/2054	22,200	20,287
	U.S. Treasury 4.625% 5/15/2054[5]	173,000	168,405
	U.S. Treasury 4.25% 8/15/2054[5]	906,952	829,932
			10,204,875

U.S. Treasury inflation-protected securities 1.48%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	109,739	109,561
	U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]	82,992	82,916
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	78,577	78,133
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	17,380	17,283
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]	112,795	111,511

American Balanced Fund	52

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]	USD331,057	$323,161
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	207,625	201,895
	U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]	285,378	276,710
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	159,848	153,251
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[11]	114,082	115,902
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[11]	1,456,603	1,432,733
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	5,905	5,367
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]	93,288	82,850
	U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[11]	49,701	47,683
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	289,515	280,722
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]	24,107	17,672
	U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]	51,020	42,451
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]	20,444	15,400
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[11]	2,627	1,533
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	105,420	84,519
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	7,920	7,338
			3,488,591
	Total U.S. Treasury bonds & notes		13,693,466
Asset-backed obligations 3.13%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,8]	940	932
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[4,8]	40,547	40,347
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,8]	470	471
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[4,8]	12,111	12,204
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,8]	5,368	5,387
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[4,8]	12,496	12,516
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[4,6,8]	58,804	58,946
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,6,8]	21,318	21,334
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.147% 1/19/2033[4,6,8]	5,520	5,549
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[4,8]	7,935	7,972
	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,8]	2,706	2,688
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[4,8]	13,571	13,583
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[4,8]	5,925	5,983
	American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[4,8]	1,664	1,663
	American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[4,8]	12,578	12,793
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[4,8]	14,562	14,901
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[4,8]	29,744	30,080
	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[4,8]	9,497	9,609
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[4,8]	6,144	6,118
	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[4,8]	12,883	12,791
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	6,666	6,637
	American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/26/2031[4,6,8]	1,596	1,598
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	2,116	2,119
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	170	169
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	1,830	1,793
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	19,492
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[4]	11,077	11,210
	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	35,123

53	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[4,6,8]	USD12,497	$12,520
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.967% 4/17/2033[4,6,8]	25,462	25,527
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[4,8]	3,881	3,911
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[4,8]	11,907	12,057
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[4,8]	33,250	33,025
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,8]	14,415	14,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,8]	50,171	49,677
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,8]	54,855	53,563
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,8]	3,873	3,803
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,8]	75,784	72,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,8]	4,460	4,249
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,8]	1,542	1,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,650	8,701
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,8]	3,228	3,269
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,8]	2,750	2,785
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,8]	15,110	15,416
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,8]	19,885	20,109
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,8]	9,510	9,688
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,8]	12,400	12,614
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	28,032	28,883
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,8]	7,175	7,452
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[4,8]	15,860	16,111
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[4,8]	2,846	2,870
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[4,8]	16,000	16,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[4,8]	3,342	3,350
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[4,8]	12,597	12,711
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[4,6,8]	55,356	55,441
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	10,702	10,759
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,8]	1,720	1,680
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,8]	1,715	1,632
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,8]	231	230
Battalion CLO, Ltd., Series 2018-2A, Class A1, (3-month USD CME Term SOFR + 1.332%) 5.817% 5/17/2031[4,6,8]	5,370	5,373
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 1/20/2031[4,6,8]	352	352
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[4,6,8]	30,583	30,622
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.256% 1/15/2033[4,6,8]	5,727	5,738

American Balanced Fund	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[4,6,8]	USD39,490	$39,756
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/26/2031[4,6,12]	18,462	18,483
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,8]	17,103	15,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,8]	2,592	2,355
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[4,8]	4,407	4,418
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[4,8]	1,235	1,236
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[4,8]	11,358	11,504
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[4,8]	3,023	3,059
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[4]	672	673
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[4]	7,475	7,488
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[4]	3,517	3,520
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]	11,027	11,092
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[4]	9,605	9,657
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	2,847	2,866
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[4]	6,448	6,452
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[4]	6,126	6,171
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	2,220	2,246
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[4]	9,797	9,884
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[4]	7,401	7,393
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[4]	11,925	11,877
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[4,8]	23,720	23,470
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,531
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[4,8]	23,076	23,241
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.881% 4/30/2031[4,6,8]	243	243
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]	1,118	1,119
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	804
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[4]	16,464	16,548
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	787
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[4]	37,004	37,236
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[4]	7,157	7,200
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[4]	4,489	4,567
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[4,8]	3,832	3,850
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,8]	2,542	2,557
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[4,8]	8,430	8,503
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,8]	4,797	4,857
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	567	546
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	4,051	3,933
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,8]	5,408	5,477
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,8]	41,753	37,211
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,8]	16,955	14,953
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,8]	3,873	3,662
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[4,6,8]	2,201	2,201
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,8]	96,667	94,473
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,8]	19,862	17,856
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,8]	15,185	14,728
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,8]	1,579	1,368
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,8]	43,915	41,657
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,8]	7,528	7,026

55	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[4,8]	USD53,198	$53,224
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[4,8]	43,496	43,329
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[4,8]	14,704	14,769
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[4,8]	20,265	20,348
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[4,8]	20,812	20,926
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[4,8]	13,350	13,337
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[4,8]	29,108	29,574
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[4,8]	35,542	35,749
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[4,8]	19,285	19,504
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,8]	4,764	4,836
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[4,8]	12,482	12,623
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,8]	1,864	1,869
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,8]	22,863	23,180
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[4,8]	6,962	6,940
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,8]	19,088	17,507
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,8]	18,793	17,249
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,8]	26,243	24,146
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,8]	21,008	19,007
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,8]	1,504	1,358
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[4,8]	721	724
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[4]	16,549	16,646
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,8]	2,396	2,400
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,8]	343	342
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,8]	2,998	3,010
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,8]	2,337	2,342
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[4,8]	3,203	3,213
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[4,8]	6,770	6,809
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[4,8]	743	749
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,8]	10,474	10,457
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[4,8]	3,027	3,061
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[4,8]	2,951	2,944
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[4,8]	1,097	1,106
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[4,8]	394	400
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[4,8]	5,048	5,111
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,8]	7,777	7,917
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[4,8]	14,526	14,654
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[4,8]	6,906	6,994
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[4]	9,444	9,473
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[4]	30,293	30,697
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[4,8]	6,096	6,098
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[4,8]	5,461	5,495
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[4,8]	8,835	8,963
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[4,8]	1,929	1,961
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[4]	4,426	4,431
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	5,007	5,028
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[4]	7,110	7,092
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	5,442	5,393
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	8,538	8,604
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	6,146	6,182
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,8]	461	460
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,8]	1,008	1,000
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,8]	1,959	1,939
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,8]	1,858	1,860
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,8]	2,240	2,248
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[4,6,8]	7,571	7,571
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 5.806% 7/15/2030[4,6,8]	12,131	12,150
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.736% 10/15/2030[4,6,8]	18,002	18,027
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.018% 1/15/2031[4,6,8]	4,635	4,641
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.888% 4/15/2031[4,6,8]	3,039	3,043
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,8]	5,172	4,719
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[4,8]	4,023	4,058

American Balanced Fund	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[4,8]	USD23,991	$24,174
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[4,8]	8,057	8,070
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,8]	3,673	3,662
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,8]	7,766	7,718
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,8]	9,403	9,389
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,8]	15,717	15,829
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[4,8]	7,904	7,964
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[4,8]	4,751	4,806
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[4,8]	6,047	6,204
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,8]	43,810	43,923
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[4,8]	2,372	2,377
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[4]	3,529	3,531
Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[4]	5,296	5,310
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[4]	3,476	3,485
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	14,717	14,372
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	2,435	2,441
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[4]	6,875	6,864
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[4]	11,191	11,254
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[4]	2,138	2,166
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	5,142
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	5,825	5,857
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	6,640	6,642
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[4]	6,250	6,217
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[4]	3,884	3,987
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[4]	7,232	7,329
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[4]	9,082	9,003
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	6,028	6,080
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	9,760	9,848
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[4]	8,067	8,120
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[4]	7,612	7,661
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[4]	9,492	9,604
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[4]	13,416	13,540
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[4]	9,878	9,690
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,8]	12,516	12,672
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[4]	22,257	22,481
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,8]	20,301	19,890
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,8]	39,525	38,538
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,8]	17,128	16,306
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,8]	24,195	23,719
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,8]	5,639	5,679
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[4,8]	5,851	5,919
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,8]	1,955	1,984
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,8]	990	976
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[4,8]	5,000	5,066
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 5.859% 4/17/2031[4,6,8]	785	786
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[4,6,8]	15,864	15,929
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	572	572
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	10,741	10,797
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	1,989	2,003
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,8]	80,360	80,315
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,8]	116,685	116,313
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,8]	2,574	2,566
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,8]	26,615	27,129
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[4,6,8]	61,000	61,183
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[4,8]	13,105	12,986
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[4,6,8]	14,040	14,040
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,8]	13,582	12,546
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,8]	1,871	1,737
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,8]	3,076	2,771
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,8]	8,617	8,294
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,8]	42,056	39,638
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,8]	1,098	1,045
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,8]	59,925	56,599

57	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,8]	USD61,387	$56,062
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,8]	70,261	64,630
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,8]	4,549	4,144
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[4,8]	2,389	2,394
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,8]	876	877
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[4,8]	6,270	6,291
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[4,8]	2,976	3,004
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[4,8]	2,763	2,765
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[4,8]	7,143	7,190
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[4,8]	8,588	8,710
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[4,8]	6,394	6,425
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[4,8]	8,920	8,906
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,8]	2,414	2,451
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,8]	2,182	2,226
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[4,8]	5,212	5,266
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[4,8]	3,347	3,386
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[4,8]	11,932	12,185
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[4,8]	11,421	11,386
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[4,8]	13,143	13,100
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[4,8]	5,987	6,011
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,8]	8,365	8,467
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[4,8]	7,991	7,961
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[4,8]	6,767	6,803
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[4,8]	9,678	9,790
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	15,007	15,089
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,8]	22,705	23,439
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,8]	38,047	39,476
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[4,8]	61,215	60,586
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	9,490	9,543
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,8]	17,626	17,836
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[4,8]	8,150	8,240
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[4,6,8]	9,610	9,616
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.917% 4/20/2033[4,6,8]	6,983	6,994
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[4,8]	20,434	20,610
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[4,8]	17,190	17,343
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[4,6,8]	3,499	3,502
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.667% 1/20/2031[4,6,8]	6,140	6,156
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,8,13]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,8]	32,246	32,002
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,8]	5,327	5,284
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,8]	3,260	3,235
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,8]	42,910	42,685
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[4,8]	1,679	1,690
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,8]	49,550	46,592
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,8]	8,792	8,222
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,8]	5,075	4,733
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,8]	22,138	21,459
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[4,8]	12,400	12,499
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,8]	38,595	39,754
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,8]	111,172	104,437
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,8]	14,511	13,669
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,8]	7,776	7,324
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[4,8]	3,101	3,154
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,8]	30,334	30,560
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	7,309	7,323
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,149	5,167
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[4,8]	31,061	30,175

American Balanced Fund	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[4,8]	USD2,565	$2,592
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[4,8]	7,453	7,532
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[4,8]	3,028	3,048
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[4]	13,551	13,659
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[4,8]	5,767	5,403
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[4,6,8]	13,536	13,550
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.267% 4/20/2032[4,6,8]	15,000	15,009
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 4/20/2032[4,6,8]	7,652	7,664
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	12,300	12,402
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[4,6,8]	14,946	14,972
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.098% 1/15/2031[4,6,8]	1,517	1,519
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.976% 4/15/2033[4,6,8]	16,000	16,015
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,8]	90	90
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,8]	880	882
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,8]	6,763	6,780
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[4,8]	9,906	9,912
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,8]	16,590	16,719
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[4,8]	1,766	1,774
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,8]	14,930	15,010
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[4,8]	19,645	19,867
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,8]	7,194	7,164
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[4,8]	2,219	2,199
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[4,6,8]	16,824	16,841
Madison Park Funding, Ltd., Series 2016-22, Class A1R, (3-month USD CME Term SOFR + 1.522%) 6.178% 1/15/2033[4,6,8]	6,400	6,400
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.849% 7/27/2031[4,6,8]	1,151	1,153
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,6,8]	13,393	13,393
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 5.997% 1/20/2033[4,6,8]	2,500	2,503
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 5.919% 7/16/2031[4,6,8]	4,961	4,974
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[4,6,8]	24,818	24,856
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[4,6,8]	29,542	29,715
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[4]	4,770	4,829
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,8]	13,880	14,050
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[4,8]	5,814	5,873
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,8]	15,637	15,731
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,8]	3,233	3,253
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,8]	2,595	2,611
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[4,8]	20,951	18,697
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,8]	21,469	18,975
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,8]	57,285	52,720
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[4,8]	42,271	38,867
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,8]	23,822	22,054
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,8]	40,504	37,536
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,8]	230,961	213,165
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[4,8]	3,958	3,560
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[4,6,8]	15,474	15,492
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	366	366
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]	8,539	8,679
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[4,8]	13,812	13,848
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[4,6,8]	11,790	11,790

59	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.869% 4/16/2031[4,6,12]	USD1,700	$1,704
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,8]	6,822	7,009
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,8]	12,238	12,369
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.679% 7/20/2029[4,6,8]	612	612
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[4,6,8]	23,999	24,032
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[4,6,8]	44,195	44,265
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[4,6,8]	5,751	5,753
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[4,6,8]	47,390	47,390
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[4,6,8]	21,286	21,292
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[4,6,8]	6,000	6,000
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.756% 4/15/2031[4,6,8]	11,155	11,160
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[4,8]	5,491	5,481
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[4,8]	16,518	16,675
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[4,8]	3,805	3,760
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,8]	2,116	2,112
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,8]	1,294	1,292
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[4,6,8]	11,885	11,934
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.247% 1/15/2028[4,6,8]	14,516	14,573
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.398% 4/17/2028[4,6,8]	15,000	15,064
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,8]	36,810	37,136
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[4,8]	9,986	10,129
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[4]	17,282	17,166
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	13,012
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[4,8]	8,117	8,172
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[4,6,8]	4,484	4,500
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[4,8]	13,886	13,641
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[4,8]	12,742	12,774
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[4,8]	6,547	6,535
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[4,8]	19,855	19,890
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[4,8]	4,938	4,906
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[4,8]	2,261	2,276
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[4,8]	3,815	3,792
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[4,8]	2,983	3,020
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[4,8]	1,690	1,716
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[4,8]	1,326	1,330
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[4,6,8]	22,169	22,179
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.997% 4/17/2036[4,6,8]	15,000	15,043
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[4,8]	2,628	2,641
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.726% 10/25/2031[4,6,8]	21,663	21,662
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.426% 10/25/2031[4,6,8]	3,857	3,868
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,8]	3,454	3,457
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,8]	7,592	7,629
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.006% 7/15/2037[4,6,8]	12,963	13,002
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[4]	4,152	4,159
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]	1,504	1,506
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	2,332	2,331
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	1,532	1,533

American Balanced Fund	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	USD3,987	$3,949
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	9,070	9,098
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	5,186	5,118
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[4]	18,106	18,164
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	13,382	13,422
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,769
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	4,391	4,411
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	13,726	13,817
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	7,026	7,101
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]	14,146	14,299
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[4]	5,506	5,505
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[4]	5,797	5,793
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[4]	22,393	22,612
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,382
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[4]	37,753	37,874
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[4]	6,102	6,180
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[4]	12,138	12,344
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[4]	8,547	8,578
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	1,407	1,418
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[4]	9,491	9,467
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	10,206
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[4]	6,376	6,335
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[4]	13,412	13,302
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[4]	12,336	12,227
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.917% 4/20/2033[4,6,8]	26,511	26,541
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[4,8]	7,366	7,378
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[4,8]	26,356	26,509
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[4,8]	3,073	3,088
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[4,8]	10,635	10,772
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[4,8]	3,902	3,902
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[4,8]	6,093	6,146
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,8]	1,683	1,687
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[4,8]	41,521	41,578
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,8]	19,239	19,418
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,8]	2,222	2,268
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[4,8]	12,902	12,892
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,8]	3,535	3,619
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[4,8]	32,091	31,538
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,8]	17,964	16,344
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,8]	3,307	2,999
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,8]	6,421	6,514
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[4,6,8]	12,680	12,527
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,8]	31,431	28,753
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.998% 4/15/2030[4,6,8]	732	732
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.859% 10/20/2030[4,6,8]	4,522	4,530
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[4,8]	6,614	6,637
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,8]	29,225	27,973
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,8]	25,421	24,441
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,8]	12,752	12,234
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,8]	8,628	8,261
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[4,8]	20,751	20,252
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[4,8]	24,498	23,876
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[4,8]	37,392	37,898
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[4,8]	37,392	38,109
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,8]	14,897	14,287
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[4,6,8]	20,000	20,005

61	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 5.717% 10/25/2029[4,6,8]	USD1,445	$1,446
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,639
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,8]	32,108	29,867
Teachers Insurance and Annuity Association of AME, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/16/2031[4,6,8]	388	388
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,8]	12,057	11,487
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,8]	21,323	19,755
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[4,8]	1,509	1,403
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,8]	2,183	2,045
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[4,8]	26,144	23,677
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[4,8]	1,125	1,018
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,8]	53,591	48,994
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,8]	13,888	12,856
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,8]	11,484	10,168
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,8]	417	370
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[4,8]	536	535
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[4,8]	25,463	25,658
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,8]	38,148	37,654
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,580
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	7,989
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[4,6,8]	16,000	16,026
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[4,6,8]	27,390	27,439
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.317% 1/20/2032[4,6,8]	9,000	9,002
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[4,6,8]	12,207	12,216
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,8]	101,232	92,163
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,8]	2,642	2,467
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,8]	30,390	27,089
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,8]	1,109	990
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[4,6,8]	72,350	72,349
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.775% 9/7/2030[4,6,8]	3,097	3,099
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.964% 7/18/2031[4,6,8]	15,758	15,774
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[4,8]	8,091	8,195
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,685
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[4]	27,148	27,297
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,9]	77,422	77,476
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[4]	42,675	43,433
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,8]	44,216	44,382
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[4,8]	8,341	8,441
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[4,6,8]	20,465	20,500
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.456% 10/15/2031[4,6,8]	6,957	6,965
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[4,8]	1,263	1,267
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[4,8]	2,244	2,265
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[4,8]	2,590	2,624
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/17/2031[4,6,8]	1,497	1,497
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[4,8]	1,535	1,535
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,8]	8,149	8,074
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,8]	4,301	4,319
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,8]	15,174	15,215
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,8]	7,472	7,409
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[4,8]	3,469	3,493
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,8]	42,000	42,296
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	19,213	19,236
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,8]	2,834	2,844
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[4,8]	12,741	12,743
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,8]	5,491	5,540

American Balanced Fund	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,8]	USD10,243	$10,352
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,8]	9,545	9,696
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[4,8]	4,187	4,237
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,8]	5,314	5,457
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[4,8]	5,627	5,734
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[4,8]	28,358	28,316
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[4,8]	16,701	16,666
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[4,8]	7,827	7,930
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[4,8]	17,000	17,203
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[4,8]	18,000	17,895
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[4,8]	6,004	6,076
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[4,8]	5,364	5,408
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[4,8]	25,934	26,241
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[4,8]	29,290	29,345
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[4,8]	19,228	19,220
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[4,6,8]	16,697	16,696
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.417% 10/20/2030[4,6,8]	17,000	17,027
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,8]	6,474	6,489
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	39,451
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[4]	8,090	8,229
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[4]	10,742	10,712
World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[4]	17,912	17,988
World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[4]	18,199	18,300
		7,390,781
Bonds & notes of governments & government agencies outside the U.S. 0.42%
British Columbia (Province of) 4.20% 7/6/2033	2,030	1,936
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[8]	18,000	17,464
Chile (Republic of) 4.85% 1/22/2029	18,265	18,106
Chile (Republic of) 3.10% 1/22/2061	15,816	9,361
Colombia (Republic of) 4.50% 1/28/2026	13,645	13,505
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,418
Colombia (Republic of) 8.00% 11/14/2035	39,549	39,865
CPPIB Capital, Inc. 0.875% 9/9/2026[8]	17,827	16,801
CPPIB Capital, Inc. 2.75% 11/2/2027[8]	23,770	22,695
Development Bank of Japan, Inc. 1.25% 10/20/2026[8]	18,000	16,984
Development Bank of Japan, Inc. 1.75% 10/20/2031[8]	12,582	10,398
European Investment Bank 0.75% 10/26/2026	19,007	17,843
European Investment Bank 0.625% 10/21/2027	7,655	6,916
European Stability Mechanism 0.375% 9/10/2025[8]	23,570	22,925
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	31,989
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	49,436
Greece (Hellenic Republic of) 3.375% 6/15/2034	68,280	71,566
Hungary (Republic of) 2.125% 9/22/2031[8]	USD14,164	11,253
Hungary (Republic of) 3.125% 9/21/2051[8]	17,678	10,397
Hydro-Quebec 9.50% 11/15/2030	22,230	26,965
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	5,070
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	17,012
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	2,992
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,129
International Development Assn. 0.375% 9/23/2025[8]	19,410	18,848
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	22,697
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	10,986
OMERS Finance Trust 1.10% 3/26/2026[8]	26,770	25,660
OMERS Finance Trust 3.50% 4/19/2032[8]	33,621	30,555
OMERS Finance Trust 4.00% 4/19/2052[8]	33,621	26,135
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[8]	18,000	17,414
Panama (Republic of) 7.50% 3/1/2031	8,035	8,160
Panama (Republic of) 2.252% 9/29/2032	19,671	13,798
Panama (Republic of) 8.00% 3/1/2038	6,060	6,090
Panama (Republic of) 4.50% 1/19/2063	3,874	2,281

63	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Peru (Republic of) 1.862% 12/1/2032	USD40,334	$30,603
	Peru (Republic of) 5.875% 8/8/2054	8,925	8,535
	Peru (Republic of) 2.78% 12/1/2060	40,618	21,503
	Philippines (Republic of) 6.375% 10/23/2034	19,260	20,742
	Qatar (State of) 4.00% 3/14/2029[8]	7,101	6,923
	Qatar (State of) 4.817% 3/14/2049[8]	7,101	6,428
	Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,307
	Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,739
	Saudi Arabia (Kingdom of) 4.75% 1/18/2028[8]	4,883	4,856
	Saudi Arabia (Kingdom of) 4.875% 7/18/2033[8]	310	301
	United Mexican States 2.659% 5/24/2031	23,299	18,962
	United Mexican States 3.50% 2/12/2034	9,008	7,189
	United Mexican States 6.00% 5/7/2036	170,510	160,882
	United Mexican States 6.338% 5/4/2053	6,235	5,571
	United Mexican States 3.771% 5/24/2061	13,292	7,572
			975,763
Municipals 0.27%
California 0.04%
	Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,247
	Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,682
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,671
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,262
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,265	1,908
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,426
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	20,129
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,216
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042	4,015	3,024
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046	390	362
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,936
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,019
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,498
	Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	13,935
	Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	1,936
	Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	7,958
			92,209

Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,582
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	40,909
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	37,361
			88,852

Illinois 0.10%
	G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	325	325
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212,678	209,815
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	28,736	28,461
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,254	5,450
			244,051

American Balanced Fund	64

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Massachusetts 0.02%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	USD55,970	$56,665

Michigan 0.00%
	Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,874
	Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,913
			12,787

New York 0.01%
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,587
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,176
			13,763

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,660	44,773

South Dakota 0.00%
	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	160	160

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	94,115	89,399
	Total municipals		642,659
Federal agency bonds & notes 0.05%
	Fannie Mae 0.375% 8/25/2025[5]	16,060	15,665
	Fannie Mae 0.75% 10/8/2027[5]	11,330	10,319
	Fannie Mae 0.875% 8/5/2030	17,097	14,119
	Federal Farm Credit Banks 1.75% 2/14/2025	13,983	13,940
	Federal Home Loan Bank 5.50% 7/15/2036	600	636
	Korea Gas Corp. 5.00% 7/8/2029[8]	4,334	4,342
	Korea Housing Finance Corp. 4.625% 2/24/2028[8]	19,870	19,710
	Tennessee Valley Authority 4.375% 8/1/2034	36,227	35,039
			113,770
	Total bonds, notes & other debt instruments (cost: $69,803,417,000)		67,675,509
Investment funds 2.72%		Shares
	Capital Group Central Corporate Bond Fund[2]	776,250,959	6,435,120
	Total Investment funds (cost: $7,554,672,000)		6,435,120
Short-term securities 4.96%
Money market investments 4.91%
	Capital Group Central Cash Fund 4.50%[2,14]	115,931,759	11,595,494

Money market investments purchased with collateral from securities on loan 0.04%
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[14,15]	16,300,000	16,300
	Capital Group Central Cash Fund 4.50%[2,14,15]	134,618	13,465
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[14,15]	12,767,092	12,767

65	American Balanced Fund

Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[14,15]		10,300,000	$10,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[14,15]		8,600,000	8,600
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[14,15]		7,700,000	7,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[14,15]		7,700,000	7,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[14,15]		6,800,000	6,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[14,15]		2,500,000	2,500
			86,132
	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.01%
Pacific Gas and Electric Co. (USD-SOFR + 0.95%) 9/4/2025[6]	5.590%	USD20,000	20,044
Total short-term securities (cost: $11,699,703,000)			11,701,670
Total investment securities 101.08% (cost: $170,469,592,000)			238,623,501
Other assets less liabilities (1.08)%			(2,553,976)
Net assets 100.00%			$236,069,525
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	2,809	3/3/2025	USD1,120,120	$406
3 Month SOFR Futures	Long	4,035	6/18/2025	966,635	(3,871)
3 Month SOFR Futures	Long	14,432	3/18/2026	3,465,664	2,137
3 Month SOFR Futures	Short	2,904	6/17/2026	(697,432)	4,553
2 Year U.S. Treasury Note Futures	Long	30,047	4/3/2025	6,177,945	(2,856)
5 Year U.S. Treasury Note Futures	Long	61,905	4/3/2025	6,580,792	(51,342)
10 Year Ultra U.S. Treasury Note Futures	Long	14,649	3/31/2025	1,630,617	(32,500)
10 Year U.S. Treasury Note Futures	Long	8,397	3/31/2025	913,174	(15,113)
20 Year U.S. Treasury Note Futures	Long	4,607	3/31/2025	524,478	(16,258)
30 Year Ultra U.S. Treasury Bond Futures	Long	21,969	3/31/2025	2,612,251	(128,475)
					$(243,319)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	3,789	EUR	3,610	Citibank	1/13/2025	$48
USD	3,226	EUR	3,070	Morgan Stanley	1/13/2025	44
USD	20,955	EUR	19,804	Morgan Stanley	1/15/2025	428
USD	75,239	EUR	71,670	Citibank	1/17/2025	949
USD	55,915	EUR	53,130	JPMorgan Chase	1/17/2025	842
USD	42,197	EUR	40,098	Goldman Sachs	1/17/2025	633
USD	33,344	EUR	31,725	Morgan Stanley	1/17/2025	459
USD	32,744	EUR	31,125	Morgan Stanley	1/23/2025	473
USD	60,025	EUR	57,067	Barclays Bank PLC	1/24/2025	854
USD	36,647	JPY	5,618,726	UBS AG	1/24/2025	832

American Balanced Fund	66

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	30,097	EUR	28,665	HSBC Bank	1/24/2025	$375
USD	16,741	EUR	15,960	BNP Paribas	1/24/2025	193
						$6,130
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD22,126,100	$6	$—	$6
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	6,375	—	6,375
4.2035%	Annual	SOFR	Annual	1/10/2026	174,359	51	—	51
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	17	—	17
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	14	—	14
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	542	—	542
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	256	—	256
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	214	—	214
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	152	—	152
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	145	—	145
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	134	—	134
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	132	—	132
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	5,465	—	5,465
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	5,451	—	5,451
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	5,851	—	5,851
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	8,583	—	8,583
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	7,180	—	7,180
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	12,078	—	12,078
4.072%	Annual	SOFR	Annual	11/8/2026	1,463,847	(651)	—	(651)
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(3,391)	—	(3,391)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(5,504)	—	(5,504)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(6,025)	—	(6,025)
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	(2,961)	—	(2,961)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	(5,846)	—	(5,846)
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	8,050	—	8,050
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	(5,645)	—	(5,645)
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(4,657)	—	(4,657)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	5,130	—	5,130
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	4,914	—	4,914
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	4,021	—	4,021
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(5,107)	—	(5,107)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(4,549)	—	(4,549)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(4,091)	—	(4,091)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(4,156)	—	(4,156)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(4,147)	—	(4,147)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(5,445)	—	(5,445)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(4,518)	—	(4,518)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(4,672)	—	(4,672)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(5,125)	—	(5,125)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(4,951)	—	(4,951)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(5,426)	—	(5,426)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	13,686	—	13,686
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	5,954	—	5,954
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	2,486	—	2,486
SOFR	Annual	3.8055%	Annual	6/18/2034	197,945	4,197	—	4,197
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	11,174	—	11,174

67	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.02%	Annual	1/12/2053	USD70,100	$11,112	$—	$11,112
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	6,522	—	6,522
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	6,108	—	6,108
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	5,835	—	5,835
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	5,714	—	5,714
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	5,822	—	5,822
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	6,777	—	6,777
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	12,091	—	12,091
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	5,866	—	5,866
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	5,691	—	5,691
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	6,430	—	6,430
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	4,472	—	4,472
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	4,216	—	4,216
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	3,006	—	3,006
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	4,054	—	4,054
						$119,107	$—	$119,107
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD4,318,153	$(96,458)	$(97,751)	$1,293
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 12/31/2024[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR350,000	$7,192	$7,657	$(465)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.04%
Financials 0.57%
Synchrony Financial	$845,727	$—	$59,596	$13,585	$560,089	$1,359,805	$21,612
Consumer discretionary 0.23%
Aramark	475,255	—	79,397	(4,053)	144,361	536,166	5,846
Materials 0.24%
Royal Gold, Inc.	516,463	—	—	—	46,497	562,960	6,832
Total common stocks						2,458,931

American Balanced Fund	68

Investments in affiliates2 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.02%
Financials 0.02%
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[9]	$—	$35,494	$—	$—	$(119)	$35,375	$718
Synchrony Financial 4.375% 3/19/2024[18]	11,510	—	11,549	—	39	—	110
Synchrony Financial 4.25% 8/15/2024[18]	12,238	—	12,369	—	131	—	320
Synchrony Financial 2.875% 10/28/2031	—	16,733	—	—	682	17,415	961
						52,790
Investment funds 2.73%
Capital Group Central Corporate Bond Fund	6,734,592	420,504	569,972	(67,704)	(82,300)	6,435,120	299,504
Short-term securities 4.92%
Money market investments 4.91%
Capital Group Central Cash Fund 4.50% [14]	17,606,583	34,013,301	40,029,001	3,995	616	11,595,494	902,257
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50% [14,15]	42,356		28,891 [19]			13,465	— [20]
Total short-term securities						11,608,959
Total 8.71%				$(54,177)	$669,996	$20,555,800	$1,238,160
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.909% 4/26/2031[4,6]	9/5/2024	$18,490	$18,483	.01%
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.869% 4/16/2031[4,6]	10/28/2022	1,676	1,704	.00 [21]
Total		$20,166	$20,187	.01%

69	American Balanced Fund

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]
All or a portion of this security was on loan. The total value of all such securities was $83,889,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $596,740,000, which represented .25% of the net assets of the fund.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[7]	Purchased on a TBA basis.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,902,768,000, which represented 5.47% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,187,000, which represented .01% of the net assets of the fund.

[13]	Value determined using significant unobservable inputs.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
[19]	Represents net activity. Refer to Note 5 for more information on securities lending.
[20]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[21]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Balanced Fund	70

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $83,889 of investment securities on loan):
Unaffiliated issuers (cost: $149,996,620)	$218,067,701
Affiliated issuers (cost: $20,472,972)	20,555,800	$238,623,501
Cash		84,955
Cash denominated in currencies other than U.S. dollars (cost: $4,264)		4,264
Unrealized appreciation on open forward currency contracts		6,130
Receivables for:
Sales of investments	1,253,681
Sales of fund’s shares	207,682
Dividends and interest	760,907
Securities lending income	157
Variation margin on futures contracts	74
Variation margin on centrally cleared swap contracts	6,273
Other	1	2,228,775
		240,947,625
Liabilities:
Collateral for securities on loan		86,132
Payables for:
Purchases of investments	4,391,886
Repurchases of fund’s shares	247,768
Investment advisory services	43,147
Services provided by related parties	46,162
Trustees’ deferred compensation	6,380
Variation margin on futures contracts	22,774
Variation margin on centrally cleared swap contracts	9,120
Other	24,731	4,791,968
Net assets at December 31, 2024		$236,069,525
Net assets consist of:
Capital paid in on shares of beneficial interest		$164,628,870
Total distributable earnings (accumulated loss)		71,440,655
Net assets at December 31, 2024		$236,069,525

Refer to the notes to financial statements.

71	American Balanced Fund

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,878,720 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$109,637,142	3,192,795	$34.34
Class C	8,079,716	237,254	34.06
Class T	13	— *	34.33
Class F-1	4,119,938	120,102	34.30
Class F-2	29,838,538	869,795	34.31
Class F-3	12,585,502	366,723	34.32
Class 529-A	5,816,730	169,777	34.26
Class 529-C	250,565	7,301	34.32
Class 529-E	177,273	5,177	34.24
Class 529-T	19	1	34.34
Class 529-F-1	14	— *	34.21
Class 529-F-2	572,359	16,670	34.33
Class 529-F-3	1,962	57	34.33
Class R-1	206,056	6,058	34.01
Class R-2	1,147,073	33,688	34.05
Class R-2E	159,309	4,665	34.15
Class R-3	2,454,741	71,960	34.11
Class R-4	4,191,080	122,296	34.27
Class R-5E	616,843	17,983	34.30
Class R-5	1,041,680	30,291	34.39
Class R-6	55,172,972	1,606,127	34.35
*
Amount less than one thousand.
Refer to the notes to financial statements.

American Balanced Fund	72

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $35,279; also includes $1,236,052 from affiliates)	$3,627,240
Interest (net of non-U.S. taxes of $4; also includes $2,108 from affiliates)	2,707,246
Securities lending income (net of fees)	1,957	$6,336,443
Fees and expenses*:
Investment advisory services	482,803
Distribution services	407,859
Transfer agent services	122,787
Administrative services	68,011
529 plan services	3,667
Reports to shareholders	3,307
Registration statement and prospectus	2,264
Trustees’ compensation	2,109
Auditing and legal	517
Custodian	1,561
Other	291	1,095,176
Net investment income		5,241,267
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $7,640):
Unaffiliated issuers	14,947,500
Affiliated issuers	(54,177)
Futures contracts	231,324
Forward currency contracts	7,012
Swap contracts	(102,504)
Currency transactions	(383)	15,028,772
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $16,242):
Unaffiliated issuers	11,441,614
Affiliated issuers	669,996
Futures contracts	(1,038,314)
Forward currency contracts	6,130
Swap contracts	90,997
Currency translations	(2,439)	11,167,984
Net realized gain (loss) and unrealized appreciation (depreciation)		26,196,756
Net increase (decrease) in net assets resulting from operations		$31,438,023
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

73	American Balanced Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$5,241,267	$4,881,297
Net realized gain (loss)	15,028,772	883,302
Net unrealized appreciation (depreciation)	11,167,984	20,650,788
Net increase (decrease) in net assets resulting from operations	31,438,023	26,415,387
Distributions paid to shareholders	(16,284,422)	(5,098,208)
Net capital share transactions	9,589,580	(1,895,047)
Total increase (decrease) in net assets	24,743,181	19,422,132
Net assets:
Beginning of year	211,326,344	191,904,212
End of year	$236,069,525	$211,326,344
Refer to the notes to financial statements.

American Balanced Fund	74

Notes to financial statements
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

75	American Balanced Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Balanced Fund	76

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):

77	American Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,158,915	$1,338,859	$—	$39,497,774
Financials	21,310,796	532,124	—	21,842,920
Health care	15,735,340	867,443	—	16,602,783
Industrials	15,560,566	724,135	—	16,284,701
Communication services	16,051,577	43,498	—	16,095,075
Consumer discretionary	12,105,371	134,818	—	12,240,189
Consumer staples	10,268,450	1,671,338	—	11,939,788
Energy	7,011,272	—	—	7,011,272
Materials	4,027,238	309,915	—	4,337,153
Utilities	3,702,006	—	—	3,702,006
Real estate	2,628,190	—	—	2,628,190
Convertible stocks	629,351	—	—	629,351
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	29,342,253	—	29,342,253
Corporate bonds, notes & loans	—	15,516,817	—	15,516,817
U.S. Treasury bonds & notes	—	13,693,466	—	13,693,466
Asset-backed obligations	—	7,330,607	60,174	7,390,781
Bonds & notes of governments & government agencies outside the U.S.	—	975,763	—	975,763
Municipals	—	642,659	—	642,659
Federal agency bonds & notes	—	113,770	—	113,770
Investment funds	6,435,120	—	—	6,435,120
Short-term securities	11,681,626	20,044	—	11,701,670
Total	$165,305,818	$73,257,509	$60,174	$238,623,501

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,096	$—	$—	$7,096
Unrealized appreciation on open forward currency contracts	—	6,130	—	6,130
Unrealized appreciation on centrally cleared interest rate swaps	—	205,974	—	205,974
Unrealized appreciation on centrally cleared credit default swaps	—	1,293	—	1,293
Liabilities:
Unrealized depreciation on futures contracts	(250,415)	—	—	(250,415)
Unrealized depreciation on centrally cleared interest rate swaps	—	(86,867)	—	(86,867)
Unrealized depreciation on centrally cleared credit default swaps	—	(465)	—	(465)
Total	$(243,319)	$126,065	$—	$(117,254)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

American Balanced Fund	78

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

79	American Balanced Fund

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

American Balanced Fund	80

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2024, the total value of securities on loan was $83,889,000, and the total value of collateral received was $87,221,000. Collateral received includes cash of $86,132,000 and U.S. government securities of $1,089,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $41,227,173,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $159,983,000.

81	American Balanced Fund

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $27,796,527,000.

American Balanced Fund	82

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,998,314,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,096	Unrealized depreciation*	$250,415
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,130	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	205,974	Unrealized depreciation*	86,867
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,293	Unrealized depreciation*	465
			$220,493		$337,747

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$231,324	Net unrealized appreciation (depreciation) on futures contracts	$(1,038,314)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	7,012	Net unrealized appreciation (depreciation) on forward currency contracts	6,130
Swap	Interest	Net realized gain (loss) on swap contracts	(16,610)	Net unrealized appreciation (depreciation) on swap contracts	69,275
Swap	Credit	Net realized gain (loss) on swap contracts	(85,894)	Net unrealized appreciation (depreciation) on swap contracts	21,722
			$135,832		$(941,187)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

83	American Balanced Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$854	$ —	$ (712)	$ —	$142
BNP Paribas	193	—	—	(10)	183
Citibank	997	—	—	(670)	327
Goldman Sachs	633	—	—	(540)	93
HSBC Bank	375	—	(320)	—	55
JPMorgan Chase	842	—	—	(650)	192
Morgan Stanley	1,404	—	—	(850)	554
UBS AG	832	—	—	(832)	—
Total	$6,130	$ —	$ (1,032)	$ (3,552)	$1,546
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Balanced Fund	84

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, the fund recognized $283,000 in EU reclaims (net of $5,000 in fees and the effect of realized gain or loss from currency translations) and $76,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended December 31, 2024, the fund reclassified $681,503,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $818,978,000.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,936,497
Undistributed long-term capital gains	1,325,451
Gross unrealized appreciation on investments	74,364,658
Gross unrealized depreciation on investments	(6,162,901)
Net unrealized appreciation (depreciation) on investments	68,201,757
Cost of investments	170,394,584
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,190,423	$5,295,497	$7,485,920	$2,326,432	$—	$2,326,432
Class C	106,371	393,077	499,448	142,546	—	142,546
Class T	— *	1	1	— *	—	— *
Class F-1	81,265	199,359	280,624	93,914	—	93,914
Class F-2	646,689	1,443,081	2,089,770	640,170	—	640,170
Class F-3	284,291	608,336	892,627	281,147	—	281,147
Class 529-A	114,830	281,087	395,917	124,256	—	124,256
Class 529-C	3,120	11,970	15,090	4,290	—	4,290
Class 529-E	3,155	8,626	11,781	3,661	—	3,661
Class 529-T	1	1	2	— *	—	— *
Class 529-F-1	— *	1	1	— *	—	— *
Class 529-F-2	12,195	27,352	39,547	11,807	—	11,807
Class 529-F-3	39	94	133	24	—	24
Class R-1	2,651	10,012	12,663	3,168	—	3,168
Class R-2	14,748	55,645	70,393	18,455	—	18,455
Class R-2E	2,474	7,707	10,181	2,714	—	2,714
Class R-3	42,265	120,040	162,305	49,189	—	49,189
Class R-4	84,030	203,105	287,135	97,213	—	97,213
Class R-5E	13,506	29,606	43,112	17,226	—	17,226
Class R-5	23,861	50,355	74,216	26,282	—	26,282
Class R-6	1,255,599	2,657,957	3,913,556	1,255,714	—	1,255,714
Total	$4,881,513	$11,402,909	$16,284,422	$5,098,208	$—	$5,098,208
*
Amount less than one thousand.

85	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the year ended December 31, 2024, the investment advisory services fees were $482,803,000, which were equivalent to an annualized rate of 0.213% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, unreimbursed expenses subject to reimbursement totaled $17,987,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

American Balanced Fund	86

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $3,667,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$264,362	$65,491	$31,723	Not applicable
Class C	82,673	5,184	2,489	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	10,095	4,885	1,224	Not applicable
Class F-2	Not applicable	29,590	8,390	Not applicable
Class F-3	Not applicable	137	3,531	Not applicable
Class 529-A	13,201	3,207	1,694	$3,132
Class 529-C	2,569	150	78	144
Class 529-E	887	56	54	99
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	209	157	291
Class 529-F-3	Not applicable	— *	— *	1
Class R-1	2,002	162	60	Not applicable
Class R-2	8,501	3,703	340	Not applicable
Class R-2E	919	299	46	Not applicable
Class R-3	12,188	3,518	732	Not applicable
Class R-4	10,462	4,143	1,256	Not applicable
Class R-5E	Not applicable	929	186	Not applicable
Class R-5	Not applicable	511	310	Not applicable
Class R-6	Not applicable	613	15,741	Not applicable

Total class-specific expenses	$407,859	$122,787	$68,011	$3,667
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $2,109,000 in the fund’s statement of operations reflects $882,000 in current fees (either paid in cash or deferred) and a net increase of $1,227,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,072,955,000 and $1,586,238,000, respectively, which generated $413,548,000 of net realized gains from such sales.

87	American Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$8,523,280	247,423	$7,381,678	209,979	$(12,370,857)	(358,847)	$3,534,101	98,555
Class C	1,029,548	30,121	496,917	14,226	(2,435,144)	(71,437)	(908,679)	(27,090)
Class T	—	—	—	—	—	—	—	—
Class F-1	363,843	10,602	278,370	7,928	(772,661)	(22,560)	(130,448)	(4,030)
Class F-2	5,848,375	170,024	2,017,818	57,479	(5,140,402)	(149,242)	2,725,791	78,261
Class F-3	2,363,650	68,435	884,532	25,188	(2,134,696)	(61,992)	1,113,486	31,631
Class 529-A	672,615	19,585	395,751	11,283	(956,015)	(27,830)	112,351	3,038
Class 529-C	63,690	1,856	15,079	428	(112,501)	(3,278)	(33,732)	(994)
Class 529-E	20,636	604	11,773	336	(38,946)	(1,131)	(6,537)	(191)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	131,033	3,799	39,532	1,125	(98,323)	(2,853)	72,242	2,071
Class 529-F-3	1,082	31	133	4	(243)	(7)	972	28
Class R-1	26,461	778	12,655	362	(36,672)	(1,071)	2,444	69
Class R-2	169,235	4,965	70,310	2,013	(276,381)	(8,123)	(36,836)	(1,145)
Class R-2E	33,805	995	10,181	291	(38,616)	(1,134)	5,370	152
Class R-3	374,115	10,933	162,133	4,639	(600,820)	(17,572)	(64,572)	(2,000)
Class R-4	460,689	13,400	287,115	8,185	(944,044)	(27,527)	(196,240)	(5,942)
Class R-5E	138,259	4,016	43,054	1,227	(252,789)	(7,530)	(71,476)	(2,287)
Class R-5	160,447	4,665	73,926	2,101	(253,514)	(7,346)	(19,141)	(580)
Class R-6	5,675,070	165,388	3,912,617	111,332	(6,097,205)	(177,562)	3,490,482	99,158
Total net increase (decrease)	$26,055,833	757,620	$16,093,576	458,127	$(32,559,829)	(947,042)	$9,589,580	268,705
Refer to the end of the table for footnotes.

American Balanced Fund	88

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$6,591,076	219,438	$2,289,688	75,128	$(10,785,868)	(359,360)	$(1,905,104)	(64,794)
Class C	788,275	26,467	141,525	4,652	(2,257,374)	(75,936)	(1,327,574)	(44,817)
Class T	—	—	—	—	—	—	—	—
Class F-1	227,612	7,566	93,152	3,062	(779,899)	(25,970)	(459,135)	(15,342)
Class F-2	4,572,860	152,375	616,757	20,275	(4,787,081)	(159,761)	402,536	12,889
Class F-3	1,808,309	60,361	278,907	9,170	(1,946,407)	(64,956)	140,809	4,575
Class 529-A	553,605	18,450	124,206	4,083	(879,561)	(29,200)	(201,750)	(6,667)
Class 529-C	60,577	2,017	4,284	140	(114,131)	(3,798)	(49,270)	(1,641)
Class 529-E	16,426	546	3,660	120	(33,850)	(1,123)	(13,764)	(457)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	91,388	3,036	11,801	388	(83,253)	(2,749)	19,936	675
Class 529-F-3	— †	— †	24	1	(86)	(3)	(62)	(2)
Class R-1	38,167	1,277	3,164	104	(38,722)	(1,294)	2,609	87
Class R-2	166,244	5,585	18,439	606	(262,649)	(8,832)	(77,966)	(2,641)
Class R-2E	33,308	1,110	2,714	89	(32,584)	(1,091)	3,438	108
Class R-3	329,990	11,083	49,141	1,619	(631,937)	(21,251)	(252,806)	(8,549)
Class R-4	368,650	12,321	97,183	3,196	(943,134)	(31,619)	(477,301)	(16,102)
Class R-5E	123,238	4,113	17,224	568	(231,945)	(7,792)	(91,483)	(3,111)
Class R-5	111,171	3,709	26,153	859	(249,976)	(8,308)	(112,652)	(3,740)
Class R-6	5,871,855	195,996	1,254,780	41,212	(4,622,143)	(154,112)	2,504,492	83,096
Total net increase (decrease)	$21,752,751	725,450	$5,032,802	165,272	$(28,680,600)	(957,155)	$(1,895,047)	(66,433)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $261,831,119,000 and $265,153,608,000, respectively, during the year ended December 31, 2024.

89	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
12/31/2024	$31.99	$.77	$4.05	$4.82	$(.72 )	$(1.75)	$(2.47)	$34.34	14.95%	$109,637	.56%	2.24%
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40 )	(.91 )	(1.31)	30.20	10.85	88,070.58		1.68
Class C:
12/31/2024	31.74	.51	4.02	4.53	(.46 )	(1.75)	(2.21)	34.06	14.08	8,080	1.31	1.49
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
12/31/2020	28.30	.27	2.52	2.79	(.19 )	(.91 )	(1.10)	29.99	10.05	10,254	1.32	.95
Class T:
12/31/2024	31.99	.86	4.04	4.90	(.81 )	(1.75)	(2.56)	34.33	15.21 [4]	— [5]	.30 [4]	2.49 [4]
12/31/2023	28.76	.80	3.27	4.07	(.84 )	—	(.84 )	31.99	14.33 [4]	— [5]	.29 [4]	2.66 [4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56 )	(.18 )	(.74 )	28.76	(11.91)[4]	— [5]	.31 [4]	2.38 [4]
12/31/2021	30.20	.56	4.24	4.80	(.48 )	(1.04)	(1.52)	33.48	16.08 [4]	— [5]	.32 [4]	1.74 [4]
12/31/2020	28.50	.55	2.53	3.08	(.47 )	(.91 )	(1.38)	30.20	11.15 [4]	— [5]	.33 [4]	1.94 [4]
Class F-1:
12/31/2024	31.96	.75	4.04	4.79	(.70 )	(1.75)	(2.45)	34.30	14.87	4,120.61		2.18
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.17	10.82	5,468.62		1.65
Class F-2:
12/31/2024	31.96	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.31	15.20	29,839.35		2.44
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46 )	(.91 )	(1.37)	30.17	11.07	19,917.36		1.89
Class F-3:
12/31/2024	31.97	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.32	15.32	12,585.25		2.55
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49 )	(.91 )	(1.40)	30.18	11.19	7,602.26		1.99
Class 529-A:
12/31/2024	31.92	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.26	14.91	5,817.59		2.20
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39 )	(.91 )	(1.30)	30.14	10.79	5,163.62		1.64
Refer to the end of the table for footnotes.

American Balanced Fund	90

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
12/31/2024	$31.97	$.50	$4.04	$4.54	$(.44 )	$(1.75)	$(2.19)	$34.32	14.05%	$251	1.35%	1.44%
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
12/31/2020	28.46	.27	2.52	2.79	(.17 )	(.91 )	(1.08)	30.17	9.98	405	1.36	.97
Class 529-E:
12/31/2024	31.91	.67	4.04	4.71	(.63 )	(1.75)	(2.38)	34.24	14.62	177.83		1.96
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32 )	(.91 )	(1.23)	30.13	10.58	195.84		1.42
Class 529-T:
12/31/2024	31.99	.84	4.05	4.89	(.79 )	(1.75)	(2.54)	34.34	15.17 [4]	— [5]	.36 [4]	2.43 [4]
12/31/2023	28.76	.78	3.27	4.05	(.82 )	—	(.82 )	31.99	14.25 [4]	— [5]	.36 [4]	2.60 [4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)[4]	— [5]	.35 [4]	2.35 [4]
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.97 [4]	— [5]	.38 [4]	1.69 [4]
12/31/2020	28.50	.54	2.53	3.07	(.46 )	(.91 )	(1.37)	30.20	11.10 [4]	— [5]	.37 [4]	1.89 [4]
Class 529-F-1:
12/31/2024	31.88	.81	4.04	4.85	(.77 )	(1.75)	(2.52)	34.21	15.09 [4]	— [5]	.42 [4]	2.37 [4]
12/31/2023	28.67	.75	3.26	4.01	(.80 )	—	(.80 )	31.88	14.15 [4]	— [5]	.44 [4]	2.51 [4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52 )	(.18 )	(.70 )	28.67	(12.01)[4]	— [5]	.43 [4]	2.27 [4]
12/31/2021	30.11	.53	4.21	4.74	(.44 )	(1.04)	(1.48)	33.37	15.93 [4]	— [5]	.43 [4]	1.63 [4]
12/31/2020	28.42	.52	2.53	3.05	(.45 )	(.91 )	(1.36)	30.11	11.07 [4]	— [5]	.38 [4]	1.88 [4]
Class 529-F-2:
12/31/2024	31.99	.85	4.04	4.89	(.80 )	(1.75)	(2.55)	34.33	15.20	572.34		2.45
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
12/31/2020[6,7]	28.35	.09	2.65	2.74	(.12 )	(.77 )	(.89 )	30.20	9.67 [8]	336	.06 [8]	.32 [8]
Class 529-F-3:
12/31/2024	31.98	.86	4.05	4.91	(.81 )	(1.75)	(2.56)	34.33	15.25	2.30		2.48
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
12/31/2020[6,7]	28.35	.10	2.63	2.73	(.12 )	(.77 )	(.89 )	30.19	9.66 [8]	1	.05 [8]	.35 [8]
Class R-1:
12/31/2024	31.71	.50	4.01	4.51	(.46 )	(1.75)	(2.21)	34.01	14.06	206	1.32	1.47
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
12/31/2020	28.28	.26	2.52	2.78	(.19 )	(.91 )	(1.10)	29.96	10.03	157	1.33	.93
Refer to the end of the table for footnotes.

91	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
12/31/2024	$31.74	$.50	$4.02	$4.52	$(.46 )	$(1.75)	$(2.21)	$34.05	14.08%	$1,147	1.32%	1.47%
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19 )	(.91 )	(1.10)	29.99	10.03	1,201	1.34	.93
Class R-2E:
12/31/2024	31.83	.60	4.03	4.63	(.56 )	(1.75)	(2.31)	34.15	14.39	159	1.04	1.75
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27 )	(.91 )	(1.18)	30.06	10.34	136	1.05	1.21
Class R-3:
12/31/2024	31.79	.65	4.03	4.68	(.61 )	(1.75)	(2.36)	34.11	14.57	2,455.89		1.90
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31 )	(.91 )	(1.22)	30.03	10.51	2,910.90		1.36
Class R-4:
12/31/2024	31.93	.76	4.04	4.80	(.71 )	(1.75)	(2.46)	34.27	14.91	4,191.60		2.20
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.14	10.85	6,666.60		1.66
Class R-5E:
12/31/2024	31.96	.82	4.05	4.87	(.78 )	(1.75)	(2.53)	34.30	15.11	617.40		2.40
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45 )	(.91 )	(1.36)	30.17	11.08	583.40		1.86
Class R-5:
12/31/2024	32.03	.86	4.06	4.92	(.81 )	(1.75)	(2.56)	34.39	15.26	1,042.30		2.50
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48 )	(.91 )	(1.39)	30.23	11.15	1,623.30		1.96
Class R-6:
12/31/2024	32.00	.88	4.05	4.93	(.83 )	(1.75)	(2.58)	34.35	15.30	55,173.25		2.55
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49 )	(.91 )	(1.40)	30.21	11.22	32,488.26		2.00
Refer to the end of the table for footnotes.

American Balanced Fund	92

Financial highlights (continued)

Portfolio turnover rate for all share classes[9,10]	Year ended December 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	44%	42%	52%	53%[11]	65%
Including mortgage dollar roll transactions	131%	171%	157%	158%[11]	176%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[8]	Not annualized.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
[11]
Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

93	American Balanced Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the "Fund"), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Balanced Fund	94

American Balanced Fund

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-10758 and 1933 Act No. 811-00066)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Amended and Restated Agreement and Declaration of Trust dated 3/3/20 – previously filed (see P/E Amendment No. 131 filed 10/29/20)

(b)	By-laws – Amended and Restated By-laws effective 8/27/18 – previously filed (see P/E Amendment No. 127 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 2/1/22 – previously filed (see P/E Amendment No. 133 filed 2/28/22)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 2/1/21 – previously filed (see P/E Amendment No, 133 filed 2/28/22); Form of Selling Group Agreement – previously filed (see P/E Amendment No. 125 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 125 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 125 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 125 filed 2/28/18)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 129 filed 2/28/20)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 96 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 115 filed 10/30/15)

(h)	Other Material Contracts – Form of Amended and Restated Administrative Services Agreement effective 10/30/20 – previously filed (see P/E Amendment No. 132 filed 2/26/21); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Fund of Funds Investment Agreement – American Funds (Rule 12d1-4) – previously filed (see P/E Amendment No. 133 filed 2/28/22); Form of Fund of Funds Investment Agreement – American Funds/American Funds Insurance Series (Rule 12d1-4) – previously filed (see P/E Amendment No. 133 filed 2/28/22); and Amended and Restated Shareholder

Services Agreement effective 1/1/23 – previously filed (see P/E Amendment No. 134 filed 2/28/23)

(i)	Legal Opinion - Legal Opinion – previously filed (see P/E Amendment No. 102 filed 2/26/10; P/E Amendment No. 111 filed 8/28/14; P/E Amendment No. 115 filed 10/30/15; P/E Amendment No. 119 filed 12/29/16; P/E Amendment No. 123 filed 4/6/17; and P/E Amendment No. 131 filed 10/29/20)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - not applicable to this filing

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C, T, F-1, 529-A, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares dated 2/1/21 – previously filed (see P/E Amendment No. 132 filed 2/26/21); and Amended and Restated Plan of Distribution for Class 529-C shares dated 2/1/21 – previously filed (see P/E Amendment No. 134 filed 2/28/23)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/21 – previously filed (see P/E Amendment No. 132 filed 2/26/21)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2024; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h)

and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity

ETF, Capital Group International Focus Equity ETF, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group Short Duration Municipal Income ETF, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None

LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None

LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None

LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Scott R. Clodfelter	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None

LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Director and Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
IND	Marah E. Doan	Assistant Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None

LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Evan F. Francks	Assistant Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None

LAO	William F. Gilmartin	Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None

LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Michael S. Hukriede	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None

LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Assistant Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark G. LaRoque	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Regional Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Assistant Vice President	None

LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
IND	Eric S. Luchene	Regional Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
LAO	Tyler J. Magie	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McAdams	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None

LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Regional Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None

LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Sujata H. Parikh	Senior Vice President	None

LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Anthony J. Picerni	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Assistant Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None

LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None

LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	William H. Sherrard III	Regional Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None

LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Senior Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None

LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Senior Vice President	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Andrew D. Waters	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None

SNO	Thomas O. Yager	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 26th day of February, 2025.

AMERICAN BALANCED FUND

By: /s/ Donald H. Rolfe

(Donald H. Rolfe, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 26, 2025, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Donald H. Rolfe	Principal Executive Officer
(Donald H. Rolfe)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Hong T. Le	Treasurer
(Hong T. Le)

(3)	Trustees:
	Gina F. Adams*	Trustee
	Hilda L. Applbaum*	Senior Vice President and Trustee
	Michael C. Camuñez*	Trustee
	Vanessa C. L. Chang*	Trustee
	Nariman Farvardin*	Trustee
	William D. Jones*	Chair of the Board (Independent and Non-Executive)
	Sharon I. Meers*	Trustee
	Josette Sheeran*	Trustee
	Margaret Spellings*	Trustee
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Joshua R. Diggs

(Joshua R. Diggs, Counsel)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, on December 7, 2022.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Hilda L. Applbaum, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on January 1, 2023.

(City, State)

/s/ Hilda Applbaum

Hilda L. Applbaum, Board member

POWER OF ATTORNEY

I, Michael C. Camuñez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on December 8, 2022.

(City, State)

/s/ Michael C. Camuñez

Michael C. Camuñez, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on September 13, 2024.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on September 13, 2024.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, Sharon I. Meers, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Menlo Park, CA, on January 1, 2023.

(City, State)

/s/ Sharon I. Meers

Sharon I. Meers, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on December 8, 2022.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member